UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004
                                                     ---------

                                   Aston Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2008
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

[
Aston Funds
-----------

MONTAG & CALDWELL GROWTH FUND                                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 96.52%

                 BIOTECHNOLOGY - 2.66%
     1,043,500   Gilead Sciences *                              $    47,677,515
                                                                ---------------
                 CAPITAL GOODS - 6.53%
     1,531,700   Emerson Electric                                    77,871,628
       323,400   Fluor                                               39,348,078
                                                                ---------------
                                                                    117,219,706
                                                                ---------------
                 COMMUNICATIONS - 4.40%
       140,000   Google, Class A *                                   79,002,000
                                                                ---------------
                 CONSUMER STAPLES - 6.17%
       381,500   Colgate-Palmolive                                   29,375,500
     1,233,900   Procter & Gamble                                    81,375,705
                                                                ---------------
                                                                    110,751,205
                                                                ---------------
                 ELECTRICAL - 3.55%
     1,801,800   General Electric                                    63,801,738
                                                                ---------------
                 FOOD AND BEVERAGES - 8.53%
     1,492,000   Coca-Cola                                           88,281,640
       952,900   PepsiCo                                             64,978,251
                                                                ---------------
                                                                    153,259,891
                                                                ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 7.58%
       994,800   Allergan                                            66,840,612
     1,035,700   Stryker                                             69,360,829
                                                                ---------------
                                                                    136,201,441
                                                                ---------------
                 OIL & GAS - EQUIPMENT & SERVICES - 1.41%
       627,300   Cameron International *                             25,255,098
                                                                ---------------
                 OIL AND GAS EXTRACTION - 13.08%
       638,000   Baker Hughes                                        41,425,340
       553,200   Devon Energy                                        47,010,936
     1,147,300   Halliburton                                         38,055,941
       480,600   Occidental Petroleum                                32,618,322
     1,004,800   Schlumberger                                        75,822,208
                                                                ---------------
                                                                    234,932,747
                                                                ---------------
                 PHARMACEUTICALS - 10.71%
     1,228,800   Abbott Laboratories                                 69,181,440
     1,540,000   Merck                                               71,271,200
     2,654,700   Schering-Plough                                     51,952,479
                                                                ---------------
                                                                    192,405,119
                                                                ---------------
                 RESTAURANTS - 2.86%
       960,100   McDonald's                                          51,413,355
                                                                ---------------
                 RETAIL - 10.19%
       860,500   Costco Wholesale                                    58,462,370
     1,974,900   CVS Caremark                                        77,159,343
       768,100   NIKE, Class B                                       47,437,856
                                                                ---------------
                                                                    183,059,569
                                                                ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT - 1.22%
       305,900   MEMC Electronic Materials *                         21,859,614
                                                                ---------------
                 TECHNOLOGY - 13.02%
       440,900   Apple *                                             59,680,224

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 TECHNOLOGY (CONTINUED)
       641,700   Electronic Arts *                              $    30,397,329
     1,484,800   Hewlett-Packard                                     64,960,000
       849,000   Juniper Networks *                                  23,050,350
       592,900   Research In Motion *                                55,661,452
                                                                ---------------
                                                                    233,749,355
                                                                ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 4.61%
     1,950,500   QUALCOMM                                            82,740,210
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $1,525,176,870)                         1,733,328,563
                                                                ---------------
INVESTMENT COMPANY - 4.05%

    72,709,023   BlackRock Liquidity Funds TempCash Portfolio        72,709,023
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $72,709,023)                               72,709,023
                                                                ---------------
TOTAL INVESTMENTS - 100.57%
   (Cost $1,597,885,893)**                                        1,806,037,586
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.57)%                          (10,285,645)
                                                                ---------------
NET ASSETS - 100.00%                                            $ 1,795,751,941
                                                                ===============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $   255,685,951
         Gross unrealized depreciation                              (47,534,258)
                                                                ---------------
         Net unrealized appreciation                            $   208,151,693
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO GROWTH FUND                                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 98.48%

                 BIOTECHNOLOGY - 4.59%
       308,330   Gilead Sciences *                              $    14,087,598
                                                                ---------------
                 CAPITAL GOODS - 4.85%
       160,000   Emerson Electric                                     8,134,400
        55,500   Fluor                                                6,752,685
                                                                ---------------
                                                                     14,887,085
                                                                ---------------
                 COMMUNICATIONS - 4.08%
        22,162   Google, Class A *                                   12,506,016
                                                                ---------------
                 CONSUMER STAPLES - 6.23%
        60,000   Colgate-Palmolive                                    4,620,000
       219,845   Procter & Gamble                                    14,498,778
                                                                ---------------
                                                                     19,118,778
                                                                ---------------
                 ELECTRICAL - 3.00%
       260,000   General Electric                                     9,206,600
                                                                ---------------
                 ENTERTAINMENT AND LEISURE - 2.68%
       184,730   Carnival                                             8,218,638
                                                                ---------------
                 FINANCE - 3.25%
        50,000   State Street                                         4,106,000
       116,205   T. Rowe Price Group                                  5,878,811
                                                                ---------------
                                                                      9,984,811
                                                                ---------------
                 FOOD AND BEVERAGES - 8.23%
       225,000   Coca-Cola                                           13,313,250
       175,000   PepsiCo                                             11,933,250
                                                                ---------------
                                                                     25,246,500
                                                                ---------------
                 HEALTHCARE EQUIPMENT - 2.15%
       141,853   Medtronic                                            6,606,094
                                                                ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 6.01%
       160,000   Allergan                                            10,750,400
       115,000   Stryker                                              7,701,550
                                                                ---------------
                                                                     18,451,950
                                                                ---------------
                 OIL & GAS - EQUIPMENT & SERVICES - 1.31%
       100,000   Cameron International *                              4,026,000
                                                                ---------------
                 OIL AND GAS EXTRACTION - 9.83%
       108,635   Baker Hughes                                         7,053,670
        40,000   Devon Energy                                         3,399,200
       138,000   Halliburton                                          4,577,460
        45,000   Occidental Petroleum                                 3,054,150
       160,000   Schlumberger                                        12,073,600
                                                                ---------------
                                                                     30,158,080
                                                                ---------------
                 PHARMACEUTICALS - 11.10%
       215,000   Abbott Laboratories                                 12,104,500
       280,000   Merck                                               12,958,400
       459,800   Schering-Plough                                      8,998,286
                                                                ---------------
                                                                     34,061,186
                                                                ---------------
                 RESTAURANTS - 3.14%
       180,000   McDonald's                                           9,639,000
                                                                ---------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 RETAIL - 9.52%
       186,715   Coach *                                        $     5,984,216
        52,000   Costco Wholesale                                     3,532,880
       330,000   CVS Caremark                                        12,893,100
       110,000   NIKE, Class B                                        6,793,600
                                                                ---------------
                                                                     29,203,796
                                                                ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT - 1.22%
        52,500   MEMC Electronic Materials *                          3,751,650
                                                                ---------------
                 TECHNOLOGY - 12.62%
        75,500   Apple *                                             10,219,680
       107,870   Electronic Arts *                                    5,109,802
       230,000   Hewlett-Packard                                     10,062,500
       145,800   Juniper Networks *                                   3,958,470
       100,000   Research In Motion *                                 9,388,000
                                                                ---------------
                                                                     38,738,452
                                                                ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 4.67%
       338,000   QUALCOMM                                            14,337,960
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $311,397,443)                             302,230,194
                                                                ---------------
INVESTMENT COMPANY - 3.40%

    10,441,382   BlackRock Liquidity Funds TempCash Portfolio        10,441,382
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $10,441,382)                               10,441,382
                                                                ---------------
TOTAL INVESTMENTS - 101.88%
   (Cost $321,838,825)**                                            312,671,576
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (1.88)%                           (5,779,019)
                                                                ---------------
NET ASSETS - 100.00%                                            $   306,892,557
                                                                ===============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $    13,570,976
         Gross unrealized depreciation                              (22,738,225)
                                                                ---------------
         Net unrealized depreciation                            $    (9,167,249)
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

VEREDUS SELECT GROWTH FUND                                     JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 86.14%

                 BIOTECHNOLOGY - 8.47%
        51,650   Gilead Sciences *                              $     2,359,888
        33,850   Illumina *                                           2,156,245
                                                                ---------------
                                                                      4,516,133
                                                                ---------------
                 COMPUTER SOFTWARE - 3.33%
        58,700   Akamai Technologies *                                1,772,740
                                                                ---------------
                 CONSUMER DISCRETIONARY - 6.27%
        26,200   GameStop, Class A *                                  1,355,326
        27,500   Garmin                                               1,984,125
                                                                ---------------
                                                                      3,339,451
                                                                ---------------
                 CONSUMER STAPLES - 1.36%
        28,400   Kroger                                                 722,780
                                                                ---------------
                 FINANCE - 7.66%
         2,700   CME Group                                            1,671,030
        12,300   IntercontinentalExchange *                           1,721,508
        25,650   Janus Capital Group                                    692,806
                                                                ---------------
                                                                      4,085,344
                                                                ---------------
                 FOOD AND BEVERAGES - 2.26%
        17,700   PepsiCo                                              1,206,963
                                                                ---------------
                 HEALTHCARE EQUIPMENT -4.79%
        21,300   Baxter International                                 1,293,762
        19,550   Hologic *                                            1,258,238
                                                                ---------------
                                                                      2,552,000
                                                                ---------------
                 HEALTHCARE SERVICES - 1.24%
        17,100   VCA Antech *                                           661,086
                                                                ---------------
                 INDUSTRIAL - CONSTRUCTION &
                    ENGINEERING - 10.81%
        15,600   CNH Global N.V.                                        771,576
         6,600   Fluor                                                  803,022
        20,700   Jacobs Engineering Group *                           1,582,308
        36,900   KBR *                                                1,165,671
        30,500   McDermott International *                            1,438,990
                                                                ---------------
                                                                      5,761,567
                                                                ---------------
                 INFORMATION TECHNOLOGY SERVICES - 5.65%
         4,200   Google, Class A *                                    2,370,060
         3,100   MasterCard, Class A                                    641,700
                                                                ---------------
                                                                      3,011,760
                                                                ---------------
                 INFORMATION TECHNOLOGY - ELECTRONIC
                    EQUIPMENT & INSTRUMENTS - 3.66%
        45,300   Dolby Laboratories, Class A *                        1,951,977
                                                                ---------------
                 OIL & GAS - EQUIPMENT & SERVICES - 3.90%
        25,200   Cameron International *                              1,014,552
        18,500   Oceaneering International *                          1,065,230
                                                                ---------------
                                                                      2,079,782
                                                                ---------------
                 OIL & GAS - EXPLORATION/PRODUCTION - 2.71%
        18,100   Chesapeake Energy                                      673,863
        15,500   Newfield Exploration *                                 773,140
                                                                ---------------
                                                                      1,447,003
                                                                ---------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 PHARMACEUTICALS - 1.99%
        22,900   Merck                                          $     1,059,812
                                                                ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 1.54%
        41,700   Annaly Capital Management                              822,324
                                                                ---------------
                 RESTAURANTS - 1.41%
        14,025   McDonald's                                             751,039
                                                                ---------------
                 RETAIL - 4.58%
         9,500   Amazon.com *                                           738,150
        45,600   Guess?                                               1,701,336
                                                                ---------------
                                                                      2,439,486
                                                                ---------------
                 TECHNOLOGY - 6.25%
        50,400   Intel                                                1,068,480
        69,500   Microsoft                                            2,265,700
                                                                ---------------
                                                                      3,334,180
                                                                ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 8.26%
        85,000   Cisco Systems *                                      2,082,500
        24,700   Research In Motion *                                 2,318,836
                                                                ---------------
                                                                      4,401,336
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $47,234,884)                               45,916,763
                                                                ---------------
INVESTMENT COMPANY - 2.37%

     1,264,776   BlackRock Liquidity Funds TempCash Portfolio         1,264,776
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,264,776)                                 1,264,776
                                                                ---------------
TOTAL INVESTMENTS - 88.51%
   (Cost $48,499,660)**                                              47,181,539
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 11.49%                             6,123,530
                                                                ---------------
NET ASSETS - 100.00%                                            $    53,305,069
                                                                ===============
----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $     1,309,605
         Gross unrealized depreciation                               (2,627,726)
                                                                ---------------
         Net unrealized depreciation                            $    (1,318,121)
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

OPTIMUM LARGE CAP OPPORTUNITY FUND                             JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 101.37%

                 AEROSPACE/DEFENSE - 7.00%
         5,900   Boeing                                         $       490,762
         6,130   General Dynamics                                       517,740
                                                                ---------------
                                                                      1,008,502
                                                                ---------------
                 BEVERAGES - 3.65%
         8,880   Coca-Cola                                              525,430
                                                                ---------------
                 BIOTECHNOLOGY - 3.85%
         7,095   Genzyme *                                              554,332
                                                                ---------------
                 CAPITAL MARKETS - 8.11%
         5,960   Affiliated Managers Group *                            585,928
         2,900   Goldman Sachs Group                                    582,233
                                                                ---------------
                                                                      1,168,161
                                                                ---------------
                 COMMUNICATIONS EQUIPMENT - 12.12%
        23,340   Cisco Systems *                                        571,830
        26,050   Corning                                                627,023
        12,900   QUALCOMM                                               547,218
                                                                ---------------
                                                                      1,746,071
                                                                ---------------
                 ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.83%
        13,820   Amphenol, Class A                                      551,971
                                                                ---------------
                 ENERGY EQUIPMENT & SERVICES - 11.02%
        11,100   ENSCO International                                    567,432
         4,018   Transocean                                             492,607
         8,535   Weatherford International *                            527,548
                                                                ---------------
                                                                      1,587,587
                                                                ---------------
                 HOUSEHOLD PRODUCTS - 2.07%
         3,875   Colgate-Palmolive                                      298,375
                                                                ---------------
                 INSURANCE - 3.77%
         9,840   American International Group                           542,774
                                                                ---------------
                 LIFE SCIENCES TOOLS & SERVICES - 3.68%
         9,220   Waters *                                               529,689
                                                                ---------------
                 MACHINERY - 11.84%
         8,000   Caterpillar                                            569,120
         7,410   Danaher                                                551,674
         8,647   Parker Hannifin                                        584,624
                                                                ---------------
                                                                      1,705,418
                                                                ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 3.93%
        14,000   St. Jude Medical *                                     567,140
                                                                ---------------
                 METALS & MINING - 7.66%
         8,175   BHP Billiton, SP ADR                                   552,385
         6,195   Freeport-McMoRan Copper & Gold, Class B                551,541
                                                                ---------------
                                                                      1,103,926
                                                                ---------------
                 PHARMACEUTICALS - 3.56%
        26,200   Schering-Plough                                        512,734
                                                                ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT - 7.60%
         8,100   MEMC Electronic Materials *                            578,826

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT (CONTINUED)
        16,715   Texas Instruments                              $       516,995
                                                                ---------------
                                                                      1,095,821
                                                                ---------------
                 SOFTWARE - 4.21%
        29,525   Oracle *                                               606,739
                                                                ---------------
                 WIRELESS TELECOMMUNICATION SERVICES - 3.47%
         8,355   America Movil, Series L, ADR                           500,548
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $15,270,548)                               14,605,218
                                                                ---------------
INVESTMENT COMPANIES - 8.14%

       817,136   BlackRock Liquidity Funds TempCash Portfolio           817,136
       355,667   BlackRock Liquidity Funds TempFund Portfolio           355,667
                                                                ---------------
                 TOTAL INVESTMENT COMPANIES
                    (Cost $1,172,803)                                 1,172,803
                                                                ---------------
TOTAL INVESTMENTS - 109.51%
   (Cost $16,443,351)**                                              15,778,021
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (9.51)%                           (1,370,609)
                                                                ---------------
NET ASSETS - 100.00%                                            $    14,407,412
                                                                ===============
----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $       514,063
         Gross unrealized depreciation                               (1,179,393)
                                                                ---------------
         Net unrealized depreciation                            $      (665,330)
                                                                ===============

   ADR   American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TAMRO ALL CAP FUND                                             JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 98.97%

                 BASIC MATERIALS - 2.07%
         8,312   Alcoa                                          $       275,127
                                                                ---------------
                 BIOTECHNOLOGY - 1.99%
         3,770   Genentech *                                            264,616
                                                                ---------------
                 CAPITAL GOODS - 6.31%
         4,010   Baldor Electric                                        121,423
        11,565   General Electric                                       409,516
         4,720   Raytheon                                               307,461
                                                                ---------------
                                                                        838,400
                                                                ---------------
                 CHEMICALS - 2.71%
         7,966   duPont (E. I.) de Nemours                              359,904
                                                                ---------------
                 COMMUNICATIONS - 6.73%
        11,002   Comcast, Class A *                                     199,796
         8,955   Corning                                                215,547
         7,780   F5 Networks *                                          183,064
         7,600   Verizon Communications                                 295,184
                                                                ---------------
                                                                        893,591
                                                                ---------------
                 CONSUMER CYCLICALS - 1.90%
         9,380   eBay *                                                 252,228
                                                                ---------------
                 CONSUMER STAPLES - 2.52%
         2,210   Apollo Group, Class A *                                176,225
        18,675   Corinthian Colleges *                                  157,804
                                                                ---------------
                                                                        334,029
                                                                ---------------
                 FINANCE - 17.62%
           163   Berkshire Hathaway, Class B *                          741,650
        10,030   Boston Private Financial Holdings                      228,985
        10,920   Calamos Asset Management, Class A                      238,274
        11,190   First Marblehead                                       183,964
         1,120   Goldman Sachs Group                                    224,862
         6,412   JPMorgan Chase                                         304,891
         2,830   Legg Mason                                             203,760
         3,780   Merrill Lynch                                          213,192
                                                                ---------------
                                                                      2,339,578
                                                                ---------------
                 FOOD AND BEVERAGES - 10.73%
         6,200   Anheuser-Busch                                         288,424
         5,801   Coca-Cola                                              343,245
         9,170   Hain Celestial Group *                                 247,590
         7,670   Sysco                                                  222,813
         5,620   Wm Wrigley Jr                                          322,757
                                                                ---------------
                                                                      1,424,829
                                                                ---------------
                 HEALTHCARE SERVICES - 1.86%
         4,860   UnitedHealth Group                                     247,082
                                                                ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 1.00%
         2,090   Johnson & Johnson                                      132,213
                                                                ---------------
                 OIL AND GAS EXTRACTION - 8.91%
         6,935   Anadarko Petroleum                                     406,322
         2,554   Exxon Mobil                                            220,665
         4,170   National-Oilwell Varco *                               251,159

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 OIL AND GAS EXTRACTION (CONTINUED)
         5,886   XTO Energy                                     $       305,719
                                                                ---------------
                                                                      1,183,865
                                                                ---------------
                 PHARMACEUTICALS - 6.32%
         7,135   Merck                                                  330,208
        12,068   Schering-Plough                                        236,171
         5,935   Teva Pharmaceutical Industries, SP ADR                 273,247
                                                                ---------------
                                                                        839,626
                                                                ---------------
                 RESTAURANTS - 1.47%
         3,639   McDonald's                                             194,869
                                                                ---------------
                 RETAIL - 3.69%
         5,000   Wal-Mart Stores                                        254,400
         6,695   Walgreen                                               235,062
                                                                ---------------
                                                                        489,462
                                                                ---------------
                 TECHNOLOGY - 17.25%
         9,745   Activision *                                           252,103
        12,870   Cisco Systems *                                        315,315
         3,755   Electronic Arts *                                      177,874
        24,085   EMC *                                                  382,229
         2,768   FalconStor Software *                                   24,414
         8,930   Intuit *                                               274,062
        12,125   Microsoft                                              395,275
         9,385   Network Appliance *                                    217,920
        12,235   Oracle *                                               251,429
                                                                ---------------
                                                                      2,290,621
                                                                ---------------
                 TRANSPORTATION - 3.47%
        17,420   Southwest Airlines                                     204,337
         3,510   United Parcel Service, Class B                         256,791
                                                                ---------------
                                                                        461,128
                                                                ---------------
                 UTILITIES - 2.42%
        16,845   AES *                                                  321,403
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $11,597,269)                               13,142,571
                                                                ---------------
INVESTMENT COMPANY - 0.25%

        33,568   BlackRock Liquidity Funds TempCash Portfolio            33,568
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $33,568)                                       33,568
                                                                ---------------
TOTAL INVESTMENTS - 99.22%
   (Cost $11,630,837)**                                              13,176,139
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.78%                                104,055
                                                                ---------------
NET ASSETS - 100.00%                                            $    13,280,194
                                                                ===============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $     2,170,848
         Gross unrealized depreciation                                 (625,546)
                                                                ---------------
         Net unrealized appreciation                            $     1,545,302
                                                                ===============

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

VALUE FUND                                                      JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 99.38%

             ADVERTISING - 0.83%
    69,700   Omnicom Group                                         $  3,162,289
                                                                   ------------
             BASIC MATERIALS - 2.99%
    26,090   Air Products and Chemicals                               2,348,622
    34,090   Dow Chemical                                             1,317,919
    85,510   PPG Industries                                           5,651,356
    17,910   Praxair                                                  1,449,098
    59,220   Smurfit-Stone Container *                                  561,998
                                                                   ------------
                                                                     11,328,993
                                                                   ------------
             CAPITAL GOODS - 13.25%
    17,100   3M                                                       1,362,015
    13,790   Eaton                                                    1,141,260
    35,370   Grainger (W.W.)                                          2,814,391
    33,800   Ingersoll-Rand, Class A                                  1,335,776
   149,980   Lockheed Martin                                         16,185,842
   228,950   Masco                                                    5,249,823
    81,500   Northrop Grumman                                         6,467,840
    16,400   Raytheon                                                 1,068,296
    38,640   Rockwell Automation                                      2,203,253
    28,390   Sherwin-Williams                                         1,624,192
    28,650   Timken                                                     866,089
   137,970   Toll Brothers *                                          3,211,942
    91,270   United Technologies                                      6,700,131
                                                                   ------------
                                                                     50,230,850
                                                                   ------------
             COMMUNICATIONS - 4.71%
   190,660   AT&T                                                     7,338,503
    56,507   Embarq                                                   2,559,767
   179,190   Sprint Nextel                                            1,886,871
    53,240   Verizon Communications                                   2,067,842
   115,572   Vodafone Group, SP ADR                                   4,021,905
                                                                   ------------
                                                                     17,874,888
                                                                   ------------
             CONSUMER CYCLICALS - 3.24%
   117,060   Disney, Walt                                             3,503,606
    53,600   Johnson Controls                                         1,895,832
   131,440   Royal Caribbean Cruises                                  5,294,403
    26,180   WPP Group, SP ADR                                        1,607,976
                                                                   ------------
                                                                     12,301,817
                                                                   ------------
             CONSUMER STAPLES - 4.74%
   166,720   Altria Group                                            12,640,710
    80,750   Procter & Gamble                                         5,325,463
                                                                   ------------
                                                                     17,966,173
                                                                   ------------
             FINANCE - 17.20%
    49,170   American Express                                         2,425,064
   207,524   Bank of America                                          9,203,689
   190,897   Bank of New York Mellon                                  8,901,527
   193,830   Citigroup                                                5,469,883
   144,960   Fannie Mae                                               4,908,346
    37,540   Franklin Resources                                       3,912,794
    33,230   Goldman Sachs Group                                      6,671,587
    38,270   Lehman Brothers Holdings                                 2,455,786
    55,060   Merrill Lynch                                            3,105,384
    31,860   Prudential Financial                                     2,688,028
    56,650   State Street                                             4,652,098
    74,090   SunTrust Banks                                           5,108,506

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             FINANCE (CONTINUED)
   138,100   UBS                                                   $  5,702,149
                                                                   ------------
                                                                     65,204,841
                                                                   ------------
             FOOD AND BEVERAGES - 4.90%
    53,050   Diageo, SP ADR                                           4,281,665
    56,200   General Mills                                            3,069,082
    84,360   Kellogg                                                  4,040,844
    41,410   Nestle, SP ADR                                           4,610,656
    37,670   PepsiCo                                                  2,568,717
                                                                   ------------
                                                                     18,570,964
                                                                   ------------
             HEALTHCARE SERVICES - 1.97%
    51,440   UnitedHealth Group                                       2,615,210
    61,940   WellPoint *                                              4,843,708
                                                                   ------------
                                                                      7,458,918
                                                                   ------------
             INSURANCE - 7.96%
   237,340   Allstate                                                11,693,742
    46,610   Chubb                                                    2,413,932
   141,250   Genworth Financial, Class A                              3,438,025
    38,820   Hartford Financial Services Group                        3,135,491
   161,180   MetLife                                                  9,504,785
                                                                   ------------
                                                                     30,185,975
                                                                   ------------
             OIL AND GAS EXTRACTION - 13.79%
    41,150   Apache                                                   3,927,356
    37,165   Chevron Texaco                                           3,140,443
    64,890   ConocoPhillips                                           5,211,965
    60,490   Devon Energy                                             5,140,440
    35,910   EOG Resources                                            3,142,125
   135,590   Exxon Mobil                                             11,714,976
    72,910   Hess                                                     6,622,415
    41,060   Marathon Oil                                             1,923,661
    27,200   Royal Dutch Shell, ADR                                   1,942,352
   130,640   Total, SP ADR                                            9,507,979
                                                                   ------------
                                                                     52,273,712
                                                                   ------------
             PHARMACEUTICALS - 7.29%
    45,030   Abbott Laboratories                                      2,535,189
    40,480   GlaxoSmithKline, SP ADR                                  1,917,943
   140,580   Johnson & Johnson                                        8,893,091
   128,040   Merck                                                    5,925,691
   106,080   Pfizer                                                   2,481,211
   148,110   Wyeth                                                    5,894,778
                                                                   ------------
                                                                     27,647,903
                                                                   ------------
             RETAIL - 4.78%
    22,180   Advance Auto Parts                                         791,382
    97,072   CVS Caremark                                             3,792,603
   197,420   Macy's                                                   5,456,689
    93,570   NIKE, Class B                                            5,778,883
    95,590   Staples                                                  2,288,425
                                                                   ------------
                                                                     18,107,982
                                                                   ------------
             TECHNOLOGY - 6.85%
   139,670   Accenture, Class A                                       4,835,375
    72,090   Hewlett-Packard                                          3,153,938
   304,140   Intel                                                    6,447,768
    46,830   International Business Machines                          5,026,732

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

VALUE FUND                                                      JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             TECHNOLOGY (CONTINUED)
   316,740   Oracle *                                              $  6,509,007
                                                                   ------------
                                                                     25,972,820
                                                                   ------------
             TRANSPORTATION - 0.98%
    37,700   Burlington Northern Santa Fe                             3,261,804
     8,550   Norfolk Southern                                           465,034
                                                                   ------------
                                                                      3,726,838
                                                                   ------------
             UTILITIES - 3.90%
   107,590   Dominion Resources                                       4,626,370
    27,540   Entergy                                                  2,979,277
    48,720   FPL Group                                                3,141,466
    30,500   PG&E                                                     1,251,720
    25,100   PPL                                                      1,227,892
    16,060   Public Service Enterprise Group                          1,541,760
                                                                   ------------
                                                                     14,768,485
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $324,956,367)                                 376,783,448
                                                                   ------------
INVESTMENT COMPANY - 0.56%

 2,147,068   BlackRock Liquidity Funds TempCash Portfolio             2,147,068
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $2,147,068)                                     2,147,068
                                                                   ------------
TOTAL INVESTMENTS - 99.94%
   (Cost $327,103,435)**                                            378,930,516
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.06%                                213,965
                                                                   ------------
NET ASSETS - 100.00%                                               $379,144,481
                                                                   ============
----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $ 69,693,816
         Gross unrealized depreciation                              (17,866,735)
                                                                   ------------
         Net unrealized appreciation                               $ 51,827,081
                                                                   ============

   ADR   American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RIVER ROAD DYNAMIC EQUITY INCOME FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 96.93%

             BASIC MATERIALS - 5.69%
    25,400   Dow Chemical                                          $    981,964
    13,175   Nucor                                                      761,515
    28,450   RPM International                                          615,658
                                                                   ------------
                                                                      2,359,137
                                                                   ------------
             COMMUNICATIONS - 5.77%
    14,400   CBS, Class B                                               362,736
    13,925   Embarq                                                     630,802
    16,900   Fairpoint Communications                                   179,478
    13,825   New York Times, Class A                                    231,431
    25,450   Verizon Communications                                     988,478
                                                                   ------------
                                                                      2,392,925
                                                                   ------------
             CONSUMER CYCLICALS - 10.17%
    31,025   Asbury Automotive Group                                    439,934
    14,875   Autoliv                                                    743,006
     8,050   Carnival                                                   358,145
    21,750   Cato, Class A                                              356,048
    15,725   CBRL Group                                                 491,721
    53,175   Centerplate, IDS                                           617,362
    11,375   Harley-Davidson                                            461,597
     9,625   Oxford Industries                                          219,161
     6,825   VF                                                         528,050
                                                                   ------------
                                                                      4,215,024
                                                                   ------------
             CONSUMER NON-CYCLICALS - 6.73%
    10,350   Clorox                                                     634,662
     9,750   General Mills                                              532,448
    22,725   Industrias Bachoco, SP ADR                                 702,202
     7,975   Kimberly-Clark                                             523,559
    11,725   McCormick & Co (Non-Voting Shares)                         395,367
                                                                   ------------
                                                                      2,788,238
                                                                   ------------
             ENERGY - 14.27%
    12,275   Alliance Resource Partners LP                              434,044
    12,725   Chevron Texaco                                           1,075,262
     5,550   Enerplus Resources Fund                                    214,563
    15,675   Eni, SP ADR                                              1,011,508
    17,250   Magellan Midstream Partners LP                             746,580
    12,050   Markwest Energy Partners LP                                409,700
    23,330   Penn West Energy Trust                                     627,577
     5,825   San Juan Basin Royalty Trust                               214,360
    20,900   Spectra Energy                                             477,356
    18,175   TEPPCO Partners LP                                         705,372
                                                                   ------------
                                                                      5,916,322
                                                                   ------------
             FINANCE - 26.65%
     7,375   Allied Irish Banks, SP ADR                                 327,966
     6,345   Allstate                                                   312,618
     6,925   American Capital Strategies                                243,552
    25,525   Associated Banc-Corp                                       719,295
    22,125   Bank of America                                            981,244
    11,900   BB&T                                                       431,732
    20,250   Cincinnati Financial                                       780,435
    34,115   Gallagher (Arthur J.)                                      866,862
    20,700   LandAmerica Financial Group                              1,079,712
    64,075   Medallion Financial                                        638,187
    44,875   NGP Capital Resources                                      722,936

                                                                      MARKET
   SHARES                                                              VALUE
----------                                                         ------------

             FINANCE (CONTINUED)
     5,325   PartnerRe                                             $    422,166
    29,850   Prospect Capital                                           432,228
    16,550   Regions Financial                                          417,722
     9,000   Safety Insurance Group                                     351,180
    26,300   U.S. Bancorp                                               892,885
    12,775   Unitrin                                                    525,691
    14,350   Whitney Holding                                            385,154
    12,925   Zenith National Insurance                                  514,674
                                                                   ------------
                                                                     11,046,239
                                                                   ------------
             HEALTHCARE - 1.79%
     8,375   Johnson & Johnson                                          529,803
     9,175   Pfizer                                                     214,603
                                                                   ------------
                                                                        744,406
                                                                   ------------
             INDUSTRIAL - 8.56%
     5,925   3M                                                         471,926
    30,175   General Electric                                         1,068,497
     8,950   PACCAR                                                     419,934
    15,250   Sauer-Danfoss                                              329,247
    38,825   Waste Management                                         1,259,483
                                                                   ------------
                                                                      3,549,087
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS - 6.94%
    10,625   Carey LP (W.P.)                                            361,038
    22,125   Franklin Street Properties                                 317,494
     7,425   Health Care, REIT                                          318,458
    16,425   Hospitality Properties Trust                               557,629
    26,475   Host Marriott                                              443,191
    16,250   National Retail Properties                                 369,200
    20,950   Realty Income                                              510,761
                                                                   ------------
                                                                      2,877,771
                                                                   ------------
             TECHNOLOGY - 1.83%
    10,825   Intel                                                      229,490
    16,125   Paychex                                                    527,610
                                                                   ------------
                                                                        757,100
                                                                   ------------
             UTILITIES - 8.53%
    11,275   ALLETE                                                     433,975
    26,225   Duke Energy                                                489,359
    12,325   Integrys Energy Group                                      599,241
    12,900   Otter Tail                                                 420,153
    32,775   Portland General Electric                                  807,576
    21,650   Southern                                                   786,977
                                                                   ------------
                                                                      3,537,281
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $40,827,297)                                   40,183,530
                                                                   ------------
CLOSED-END FUNDS - 2.29%

             FINANCE - 2.29%
    38,425   Calamos Strategic Total Return Fund                        530,265

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RIVER ROAD DYNAMIC EQUITY INCOME FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             FINANCE (CONTINUED)
    27,775   First Trust/Four Corners Senior Floating Rate
                Income Fund II                                     $    417,458
                                                                   ------------
             TOTAL CLOSED-END FUNDS
                (Cost $1,034,875)                                       947,723
                                                                   ------------
INVESTMENT COMPANY - 0%

       762   BlackRock Liquidity Funds TempFund Portfolio                   762
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $762)                                                 762
                                                                   ------------
TOTAL INVESTMENTS - 99.22%
   (Cost $41,862,934)*                                               41,132,015
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.78%                                322,295
                                                                   ------------
NET ASSETS - 100.00%                                               $ 41,454,310
                                                                   ============
----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $  1,468,482
         Gross unrealized depreciation                               (2,199,401)
                                                                   ------------
         Net unrealized depreciation                               $   (730,919)
                                                                   ============

   IDS   Income Deposit Security
    LP   Limited Partnership
  REIT   Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

OPTIMUM MID CAP FUND                                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 98.82%

             ADVERTISING - 1.25%
 1,202,300   Interpublic Group *                                   $ 10,736,539
                                                                   ------------
             AGRICULTURE - 2.60%
   188,500   Bunge                                                   22,331,595
                                                                   ------------
             APPLICATIONS SOFTWARE - 6.82%
   442,197   Cognos *                                                25,647,426
   816,500   Intuit *                                                25,058,385
   943,630   Mentor Graphics *                                        7,784,948
                                                                   ------------
                                                                     58,490,759
                                                                   ------------
             ASSET MANAGEMENT - 2.34%
   539,000   Eaton Vance                                             20,088,530
                                                                   ------------
             AUTOMOTIVE PARTS & EQUIPMENT - 3.85%
   511,240   BorgWarner                                              25,873,856
    91,100   Magna International, Class A                             7,172,303
                                                                   ------------
                                                                     33,046,159
                                                                   ------------
             BROADCASTING & CABLE - 0.48%
   194,800   Hearst-Argyle Television                                 4,151,188
                                                                   ------------
             CHEMICALS - SPECIALTY/DIVERSIFIED - 2.83%
   449,500   FMC                                                     23,895,420
     8,900   International Flavors & Fragrances                         379,229
                                                                   ------------
                                                                     24,274,649
                                                                   ------------
             COMMUNICATIONS EQUIPMENT - 2.73%
     4,586   CommScope *                                                203,389
   424,200   Harris                                                  23,199,498
                                                                   ------------
                                                                     23,402,887
                                                                   ------------
             COMPUTER HARDWARE - 0.94%
   310,530   Diebold                                                  8,036,516
                                                                   ------------
             COMPUTER STORAGE/PERIPHERAL - 3.27%
   774,000   Lexmark International Group, Class A *                  28,026,540
                                                                   ------------

             ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING
                SERVICES/OFFICE ELECTRONICS - 7.83%
 1,334,900   Jabil Circuit                                           17,687,425
   581,870   Molex                                                   13,988,155
   356,835   Molex, Class A                                           8,310,687
   883,255   Zebra Technologies *                                    27,124,761
                                                                   ------------
                                                                     67,111,028
                                                                   ------------
             ENGINEERING/CONSTRUCTION - 4.01%
   773,300   Chicago Bridge & Iron                                   34,404,117
                                                                   ------------
             ENTERTAINMENT AND LEISURE - 1.94%
   790,700   Mattel                                                  16,612,607
                                                                   ------------
             FOOD, BEVERAGE, AND TOBACCO - 1.54%
   295,000   Molson Coors Brewing, Class B                           13,177,650
                                                                   ------------
             HEALTHCARE EQUIPMENT - 8.52%
   322,300   Beckman Coulter                                         21,432,950
   465,000   Edwards Lifesciences *                                  21,515,550

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             HEALTHCARE EQUIPMENT (CONTINUED)
   579,000   Varian Medical Systems *                              $ 30,102,210
                                                                   ------------
                                                                     73,050,710
                                                                   ------------
             HEALTHCARE SERVICES - 1.84%
   472,900   Lincare Holdings *                                      15,799,589
                                                                   ------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES - 3.86%
   588,900   Manpower                                                33,131,514
                                                                   ------------
             INFORMATION TECHNOLOGY CONSULTING & SERVICES - 2.45%
 5,049,600   Unisys *                                                21,006,336
                                                                   ------------
             INSURANCE - 2.86%
   637,120   Cincinnati Financial                                    24,554,605
                                                                   ------------
             INTERNET SOFTWARE & SERVICES - 2.68%
   762,000   Akamai Technologies *                                   23,012,400
                                                                   ------------
             LIFE SCIENCE TOOLS - 3.13%
   432,800   Charles River Laboratories *                            26,876,880
                                                                   ------------
             OIL & GAS - EQUIPMENT & SERVICES - 5.46%
   177,285   Compagnie Generale de Geophysique-Veritas,
               SP ADR *                                               8,275,668
   799,346   FMC Technologies *                                      38,496,504
                                                                   ------------
                                                                     46,772,172
                                                                   ------------
             OIL & GAS - EXPLORATION/PRODUCTION - 3.61%
 1,221,800   Denbury Resources *                                     30,911,540
                                                                   ------------
             PHARMACEUTICALS - 2.35%
 1,470,270   Biovail                                                 20,142,699
                                                                   ------------
             PRINTING AND PUBLISHING - 11.54%
   626,100   Belo, Class A                                           10,399,521
   361,600   Gannett                                                 13,379,200
 2,406,800   New York Times, Class A                                 40,289,832
 1,252,400   Pearson, SP ADR                                         17,383,312
   509,457   Scholastic *                                            17,459,091
                                                                   ------------
                                                                     98,910,956
                                                                   ------------
             TRANSPORTATION - 3.18%
 2,321,800   Southwest Airlines                                      27,234,714
                                                                   ------------
             TRUCKING - 4.91%
   527,300   Con-way                                                 25,674,237
   804,500   Werner Enterprises                                      16,387,665
                                                                   ------------
                                                                     42,061,902
                                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $751,898,534)                                  847,356,781
                                                                   ------------
INVESTMENT COMPANY - 0.76%

 6,541,287   BlackRock Liquidity Funds TempCash Portfolio             6,541,287
                                                                   ------------
             TOTAL INVESTMENT COMPANY
               (Cost $6,541,287)                                      6,541,287
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

OPTIMUM MID CAP FUND                                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                  -------------

TOTAL INVESTMENTS - 99.58%
   (Cost $758,439,821)**                                          $ 853,898,068
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.42%                              3,632,329
                                                                  -------------
NET ASSETS - 100.00%                                              $ 857,530,397
                                                                  =============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes

         Gross unrealized appreciation                            $ 183,684,093
         Gross unrealized depreciation                              (88,225,846)
                                                                  -------------
         Net unrealized appreciation                              $  95,458,247
                                                                  =============

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RIVER ROAD SMALL-MID CAP FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 94.63%

                 BASIC MATERIALS - 3.40%
        19,100   Airgas                                         $       886,431
        69,480   Glatfelter                                           1,004,681
         9,470   Stepan                                                 283,153
                                                                ---------------
                                                                      2,174,265
                                                                ---------------
                 COMMERCIAL SERVICES - 5.88%
        34,360   Bowne & Co.                                            422,628
        10,785   Consolidated Graphics *                                542,593
        20,860   FirstService *                                         470,393
        51,520   Rent-A-Center *                                        880,992
        40,040   TravelCenters of America *                             590,590
        46,490   United Rentals *                                       848,443
                                                                ---------------
                                                                      3,755,639
                                                                ---------------
                 COMMUNICATIONS - 2.35%
        25,320   Meredith                                             1,189,787
        18,800   New York Times, Class A                                314,712
                                                                ---------------
                                                                      1,504,499
                                                                ---------------
                 CONSUMER CYCLICALS - 21.07%
        22,360   Asbury Automotive Group                                317,065
        12,670   Autoliv                                                632,867
        45,170   Barnes & Noble                                       1,533,521
        14,272   Benihana *                                             157,277
        46,815   Benihana, Class A *                                    508,879
        11,400   Bob Evans Farms                                        339,036
        82,163   Casey's General Stores                               2,136,238
        37,520   CBRL Group                                           1,173,250
        40,760   Dollar Tree Stores *                                 1,141,688
        11,960   DreamWorks Animation SKG, Class A *                    292,422
        24,330   Dress Barn *                                           296,583
        53,950   Fred's, Class A                                        508,748
        23,960   Papa John's International *                            605,948
        47,640   PetSmart                                             1,089,527
        25,130   Regis                                                  636,543
        36,730   Speedway Motorsports                                 1,114,755
        10,840   Tractor Supply *                                       417,774
        13,850   UniFirst                                               565,634
                                                                ---------------
                                                                     13,467,755
                                                                ---------------
                 CONSUMER NON-CYCLICALS - 10.64%
        26,546   American Dairy *                                       284,838
         9,130   Coca-Cola Bottling                                     548,348
        38,700   Industrias Bachoco, SP ADR                           1,195,830
        33,247   J & J Snack Foods                                      831,507
        76,640   National Beverage                                      544,144
        21,770   Performance Food Group *                               688,585
        51,170   Ruddick                                              1,743,874
        18,910   Village Super Market, Class A                          964,221
                                                                ---------------
                                                                      6,801,347
                                                                ---------------
                 ENERGY - 10.41%
        34,640   Cimarex Energy                                       1,413,658
         7,090   Complete Production Services *                         112,731
        37,515   Encore Acquisition *                                 1,222,989
        11,140   Energy Partners *                                      135,128

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 ENERGY (CONTINUED)
        24,950   Helix Energy Solutions Group *                 $       922,402
        23,270   Helmerich & Payne                                      912,649
        10,560   Petroleum Development *                                607,200
         5,230   SEACOR Holdings *                                      461,286
        20,020   Swift Energy *                                         863,863
                                                                ---------------
                                                                      6,651,906
                                                                ---------------
                 FINANCE - 10.85%
           450   Alleghany *                                            170,100
        37,310   AmeriCredit *                                          496,596
        17,450   ASTA Funding                                           364,182
        28,360   Boston Private Financial Holdings                      647,459
         9,319   Cass Information Systems                               260,093
        23,615   Commerce Bancshares                                  1,048,742
        32,152   Hilb Rogal and Hobbs                                 1,163,259
        12,040   LandAmerica Financial Group                            628,006
        10,930   Oppenheimer Holdings, Class A                          476,002
        16,260   PartnerRe                                            1,289,093
        14,650   Whitney Holding                                        393,206
                                                                ---------------
                                                                      6,936,738
                                                                ---------------
                 HEALTHCARE SERVICES - 3.58%
        23,120   Cambrex                                                219,640
         6,610   Hillenbrand Industries                                 341,869
        12,210   Lincare Holdings *                                     407,936
        34,880   Pain Therapeutics *                                    302,061
        21,560   Universal Health Services, Class B                   1,016,123
                                                                ---------------
                                                                      2,287,629
                                                                ---------------
                 INDUSTRIAL - 17.52%
        20,555   AMERCO *                                             1,428,162
         5,500   Anixter International *                                385,330
        58,070   AptarGroup                                           2,190,401
        30,110   Brink's                                              1,825,569
        30,520   CHC Helicopter, Class A                                667,472
        43,630   Houston Wire & Cable                                   642,670
        32,190   Ituran Location and Control                            379,520
         3,430   NACCO Industries, Class A                              343,206
        26,310   Pactiv, Class A *                                      752,729
        69,220   Republic Services                                    2,076,600
        35,620   TrueBlue *                                             508,297
                                                                ---------------
                                                                     11,199,956
                                                                ---------------
                 TECHNOLOGY - 3.97%
        15,710   Agilysys                                               239,106
         6,900   Bel Fuse, Class B                                      186,852
        93,990   Ingram Micro, Class A *                              1,671,142
        17,270   Insight Enterprises *                                  298,253
        13,220   Intevac *                                              143,966
                                                                ---------------
                                                                      2,539,319
                                                                ---------------
                 UTILITIES - 4.96%
         7,350   ALLETE                                                 282,902
         6,910   Integrys Energy Group                                  335,964
        33,600   Pike Electric *                                        556,080
        55,806   Portland General Electric                            1,375,060

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RIVER ROAD SMALL-MID CAP FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------
                 UTILITIES (CONTINUED)
        20,492   SJW                                            $       619,473
                                                                ---------------
                                                                      3,169,479
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $63,326,739)                               60,488,532
                                                                ---------------
INVESTMENT COMPANIES - 5.44%

       270,228   BlackRock Liquidity Funds TempCash Portfolio           270,228
     3,206,266   BlackRock Liquidity Funds TempFund Portfolio         3,206,266
                                                                ---------------
                 TOTAL INVESTMENT COMPANIES
                    (Cost $3,476,494)                                 3,476,494
                                                                ---------------
TOTAL INVESTMENTS - 100.07%
   (Cost $66,803,233)**                                              63,965,026
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.07)%                              (47,461)
                                                                ---------------
NET ASSETS - 100.00%                                            $    63,917,565
                                                                ===============

----------

     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes

         Gross unrealized appreciation                          $     1,496,376
         Gross unrealized depreciation                               (4,334,583)
                                                                ---------------
         Net unrealized depreciation                            $    (2,838,207)
                                                                ===============

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                       --------------

COMMON STOCKS - 94.78%

             AEROSPACE/DEFENSE - 4.03%
    33,575   Aerovironment *                                     $      772,561
    36,825   Axsys Technologies *                                     1,394,195
   380,025   Taser International *                                    4,366,487
                                                                 --------------
                                                                      6,533,243
                                                                 --------------
             AIRLINES - 0.88%
    45,325   Allegiant Travel *                                       1,417,766
                                                                 --------------
             BASIC MATERIALS - 0.38%
    46,275   Buckeye Technologies *                                     608,516
                                                                 --------------
             CHEMICALS - 2.64%
    74,475   OM Group *                                               4,273,376
                                                                 --------------
             COMPUTER SOFTWARE - 11.07%
    58,725   ANSYS *                                                  2,050,090
   410,075   Aspen Technology *                                       5,761,554
    85,775   Blackboard *                                             3,000,409
    63,100   Concur Technologies *                                    2,212,286
   133,600   Omniture *                                               3,302,592
    75,425   Taleo, Class A *                                         1,593,730
                                                                 --------------
                                                                     17,920,661
                                                                 --------------
             CONSUMER DISCRETIONARY/AUTOMOBILE &
                COMPONENTS - 1.43%
   134,975   Amerigon *                                               2,310,772
                                                                 --------------
             CONSUMER DISCRETIONARY/FOOTWARE - 5.35%
   104,425   Crocs *                                                  3,632,946
    41,500   Deckers Outdoor *                                        5,031,460
                                                                 --------------
                                                                      8,664,406
                                                                 --------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.52%
    48,450   JA Solar Holdings, ADR *                                 2,462,713
                                                                 --------------
             FINANCE - 4.10%
    36,100   FCStone Group *                                          1,601,035
    57,175   GFI Group *                                              5,043,407
                                                                 --------------
                                                                      6,644,442
                                                                 --------------
             INDUSTRIAL - CONSTRUCTION & ENGINEERING - 14.21%
    41,625   Bucyrus International, Class A                           3,859,054
   207,850   EMCor Group *                                            4,558,151
    86,700   Layne Christensen *                                      3,199,230
    79,400   Perini *                                                 2,775,030
   114,419   Quanta Services *                                        2,508,064
   138,973   URS *                                                    6,100,915
                                                                 --------------
                                                                     23,000,443
                                                                 --------------
             INFORMATION TECHNOLOGY, SOFTWARE &
                SERVICES - 2.35%
   246,725   FalconStor Software *                                    2,176,115
    55,075   Syntel                                                   1,631,872
                                                                 --------------
                                                                      3,807,987
                                                                 --------------
             INTERNET SOFTWARE & SERVICES - 0.31%
    17,200   Vocus *                                                    506,025
                                                                 --------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                       --------------

             MACHINERY - 2.70%
    16,675   Middleby *                                          $      993,997
    32,025   Robbins & Myers                                          2,122,617
   121,975   TurboChef Technologies *                                 1,250,243
                                                                 --------------
                                                                      4,366,857
                                                                 --------------
             MEDICAL PRODUCTS AND SUPPLIES - 11.55%
    19,475   Bio-Rad Laboratories, Class A *                          1,854,215
    82,000   Hologic *                                                5,277,520
   138,050   Illumina *                                               8,793,785
   101,750   Wright Medical Group *                                   2,777,775
                                                                 --------------
                                                                     18,703,295
                                                                 --------------
             OIL & GAS - EQUIPMENT & SERVICES - 2.69%
   130,675   Willbros Group *                                         4,354,091
                                                                 --------------
             OIL & GAS - EXPLORATION/PRODUCTION - 2.50%
    61,325   Carrizo Oil & Gas *                                      2,985,301
    35,200   SandRidge Energy *                                       1,071,136
                                                                 --------------
                                                                      4,056,437
                                                                 --------------
             OIL AND GAS EXTRACTION - 0.66%
    82,150   PetroQuest Energy *                                      1,061,378
                                                                 --------------
             RESTAURANTS - 2.62%
    63,225   Jack in the Box *                                        1,848,067
    68,575   Red Robin Gourmet Burgers *                              2,391,896
                                                                 --------------
                                                                      4,239,963
                                                                 --------------
             RETAIL - 13.40%
   156,225   Dick's Sporting Goods *                                  5,085,124
   133,400   Guess?                                                   4,977,154
    53,750   J. Crew Group *                                          2,457,450
   115,250   Under Armour, Class A *                                  4,638,812
   126,500   Warnaco Group *                                          4,540,085
                                                                 --------------
                                                                     21,698,625
                                                                 --------------
             SEMICONDUCTORS - 5.09%
   131,525   AuthenTec *                                              1,637,486
   115,700   Hittite Microwave *                                      4,607,174
   127,700   Monolithic Power Systems *                               1,997,228
                                                                 --------------
                                                                      8,241,888
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT - 5.30%
   120,600   Ciena *                                                  3,271,878
   224,525   Dycom Industries *                                       5,303,280
                                                                 --------------
                                                                      8,575,158
                                                                 --------------
             TOTAL COMMON STOCKS
               (Cost $157,199,451)                                  153,448,042
                                                                 --------------
INVESTMENT COMPANIES - 6.21%

 8,334,793   BlackRock Liquidity Funds TempCash Portfolio             8,334,793
 1,720,241   BlackRock Liquidity Funds TempFund Portfolio             1,720,241
                                                                 --------------
             TOTAL INVESTMENT COMPANIES
               (Cost $10,055,034)                                    10,055,034
                                                                 --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                 --------------

TOTAL INVESTMENTS - 100.99%
   (Cost $167,254,485)**                                         $  163,503,076
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - (0.99)%                           (1,602,469)
                                                                 --------------
NET ASSETS - 100.00%                                             $  161,900,607
                                                                 ==============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                           $   13,058,987
         Gross unrealized depreciation                              (16,810,396)
                                                                 --------------
         Net unrealized depreciation                             $   (3,751,409)
                                                                 ==============

   ADR   American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TAMRO SMALL CAP FUND                                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                       --------------

COMMON STOCKS - 95.63%

             BROADCASTING & CABLE - 1.22%
   517,303   Gray Television                                     $    3,921,157
                                                                 --------------
             CAPITAL GOODS - 7.63%
   199,045   Baldor Electric                                          6,027,083
    70,290   General Cable *                                          4,077,523
   469,013   Steelcase, Class A                                       7,189,969
   123,255   Teleflex                                                 7,286,835
                                                                 --------------
                                                                     24,581,410
                                                                 --------------
             COMMERCIAL SERVICES - 5.16%
   209,880   AMN Healthcare Services *                                3,278,326
   677,495   Corinthian Colleges *                                    5,724,833
   155,430   Watson Wyatt & Co. Holdings                              7,639,384
                                                                 --------------
                                                                     16,642,543
                                                                 --------------
             CONSUMER CYCLICALS - 3.89%
   393,525   Acco Brands *                                            5,332,264
   328,432   Prestige Brands Holdings *                               2,453,387
    99,990   Vail Resorts *                                           4,733,526
                                                                 --------------
                                                                     12,519,177
                                                                 --------------
             ENERGY - 2.71%
   135,168   Alpha Natural Resources *                                4,522,721
   113,420   Massey Energy                                            4,216,956
                                                                 --------------
                                                                      8,739,677
                                                                 --------------
             FINANCE - 20.11%
   365,645   Boston Private Financial Holdings                        8,347,675
   320,510   Calamos Asset Management, Class A                        6,993,528
   236,445   First Marblehead                                         3,887,156
   113,446   GAMCO Investors                                          6,728,482
   252,215   KBW *                                                    7,493,308
   609,095   Knight Capital Group *                                  10,202,341
   484,355   Lexington Realty Trust, REIT                             7,241,107
   235,620   Raymond James Financial                                  6,618,566
   232,058   Washington REIT                                          7,300,545
                                                                 --------------
                                                                     64,812,708
                                                                 --------------
             FOOD AND BEVERAGES - 8.54%
   395,010   Hain Celestial Group *                                  10,665,270
   254,150   Performance Food Group *                                 8,038,765
   787,685   SunOpta *                                                4,292,883
   188,840   United Natural Foods *                                   4,528,383
                                                                 --------------
                                                                     27,525,301
                                                                 --------------
             HEALTHCARE SUPPLIES - 2.28%
   929,855   OraSure Technologies *                                   7,355,153
                                                                 --------------
             INFORMATION TECHNOLOGY, SOFTWARE &
                SERVICES - 3.77%
   825,184   FalconStor Software *                                    7,278,123
   694,383   Limelight Networks *                                     4,867,625
                                                                 --------------
                                                                     12,145,748
                                                                 --------------
             MEDICAL PRODUCTS AND SUPPLIES - 1.62%
    88,355   Analogic                                                 5,218,246
                                                                 --------------
             OIL AND GAS EXTRACTION - 7.93%
   168,837   Helmerich & Payne                                        6,621,787

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       --------------

             OIL AND GAS EXTRACTION (CONTINUED)
   161,182   Whiting Petroleum *                                 $    8,661,921
   308,533   Willbros Group *                                        10,280,319
                                                                 --------------
                                                                     25,564,027
                                                                 --------------
             PHARMACEUTICALS - 6.29%
   151,775   NBTY *                                                   3,675,990
   286,755   Perrigo                                                  8,843,524
    92,315   United Therapeutics *                                    7,752,614
                                                                 --------------
                                                                     20,272,128
                                                                 --------------
             RESTAURANTS - 2.56%
   277,400   Bob Evans Farms                                          8,249,876
                                                                 --------------
             RETAIL - 2.89%
    59,295   Blue Nile *                                              3,276,049
   328,185   Carter's *                                               6,041,886
                                                                 --------------
                                                                      9,317,935
                                                                 --------------
             TECHNOLOGY - 17.40%
   295,515   Avocent *                                                4,905,549
   382,617   Double-Take Software *                                   5,930,563
   226,710   Emulex *                                                 3,536,676
   138,460   F5 Networks *                                            3,257,964
   353,430   L-1 Identity Solutions *                                 4,810,182
   182,902   ManTech International, Class A *                         7,480,692
 1,017,175   Packeteer *                                              5,045,188
   457,130   RightNow Technologies *                                  4,676,440
 2,239,625   Safeguard Scientifics *                                  4,300,080
   177,630   SeaChange International *                                1,246,963
   196,650   Take-Two Interactive Software *                          3,232,926
 1,030,590   TIBCO Software *                                         7,667,590
                                                                 --------------
                                                                     56,090,813
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT - 1.63%
   208,395   Polycom *                                                5,261,974
                                                                 --------------
             TOTAL COMMON STOCKS
               (Cost $299,207,837)                                  308,217,873
                                                                 --------------
INVESTMENT COMPANIES - 4.95%

15,854,980   BlackRock Liquidity Funds TempCash Portfolio            15,854,980
   107,830   BlackRock Liquidity Funds TempFund Portfolio               107,830
                                                                 --------------
             TOTAL INVESTMENT COMPANIES
               (Cost $15,962,810)                                    15,962,810
                                                                 --------------
TOTAL INVESTMENTS - 100.58%
   (Cost $315,170,647)**                                            324,180,683
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - (0.58)%                           (1,864,546)
                                                                 --------------
NET ASSETS - 100.00%                                             $  322,316,137
                                                                 ==============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                           $   46,129,246
         Gross unrealized depreciation                              (37,119,210)
                                                                 --------------
         Net unrealized appreciation                             $    9,010,036
                                                                 ==============

  REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       --------------

COMMON STOCKS - 97.88%

             BASIC MATERIALS - 2.25%
   258,170   Glatfelter                                          $    3,733,138
    63,233   Stepan                                                   1,890,667
                                                                 --------------
                                                                      5,623,805
                                                                 --------------
             COMMERCIAL SERVICES - 7.16%
   162,822   Bowne & Co.                                              2,002,711
    48,210   Consolidated Graphics *                                  2,425,445
    19,790   Electro Rent                                               278,643
    96,910   FirstService *                                           2,185,321
    29,870   Korn/Ferry International *                                 480,608
   195,340   Rent-A-Center *                                          3,340,314
   128,550   RSC Holdings *                                           1,414,050
   192,700   TravelCenters of America *                               2,842,325
   206,630   TrueBlue *                                               2,948,610
                                                                 --------------
                                                                     17,918,027
                                                                 --------------
             COMMUNICATIONS - 2.50%
   111,780   Meredith                                                 5,252,542
    60,640   New York Times, Class A                                  1,015,114
                                                                 --------------
                                                                      6,267,656
                                                                 --------------
             CONSUMER CYCLICALS - 21.35%
    47,020   Asbury Automotive Group                                    666,743
   298,602   Audiovox, Class A *                                      3,063,656
   163,940   Barnes & Noble                                           5,565,763
    78,985   Benihana *                                                 870,415
   179,370   Benihana, Class A *                                      1,949,752
    80,668   Canterbury Park Holding                                    895,415
   402,180   Casey's General Stores                                  10,456,680
   138,510   CBRL Group                                               4,331,208
    80,480   Centerplate, IDS                                           934,373
    81,110   Dollar Tree Stores *                                     2,271,891
    63,820   Dress Barn *                                               777,966
   301,660   Fred's, Class A                                          2,844,654
   102,792   Frisch's Restaurants                                     2,102,096
   158,614   Hampshire Group *                                        1,824,061
   162,782   Lazare Kaplan International *                            1,587,124
    33,274   Nathan's Famous *                                          533,715
    93,000   Papa John's International *                              2,351,970
    90,090   Regis                                                    2,281,980
   154,520   Speedway Motorsports                                     4,689,682
     9,650   Tractor Supply *                                           371,911
    75,850   UniFirst                                                 3,097,714
                                                                 --------------
                                                                     53,468,769
                                                                 --------------
             CONSUMER NON-CYCLICALS - 18.19%
   161,651   American Dairy *                                         1,734,515
   103,739   Coca-Cola Bottling                                       6,230,564
   126,870   HQ Sustainable Maritime Industries *                     1,390,495
   297,422   Industrias Bachoco, SP ADR                               9,190,340
   133,042   J & J Snack Foods                                        3,327,380
   462,688   Mac-Gray *                                               5,071,061
    58,741   Maui Land & Pineapple *                                  1,615,378
   375,497   National Beverage                                        2,666,029
   231,640   Ruddick                                                  7,894,291

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       --------------

             CONSUMER NON-CYCLICALS - (CONTINUED)
   125,870   Village Super Market, Class A                       $    6,418,111
                                                                 --------------
                                                                     45,538,164
                                                                 --------------
             ENERGY - 7.23%
    69,170   Complete Production Services *                           1,099,803
    92,057   Eastern American Natural Gas Trust                       2,494,745
   137,950   Encore Acquisition *                                     4,497,170
    20,180   Energy Partners *                                          244,783
   506,919   Evolution Petroleum *                                    2,260,859
   130,610   HKN *                                                    1,077,532
    56,650   Petroleum Development *                                  3,257,375
    73,320   Swift Energy *                                           3,163,758
                                                                 --------------
                                                                     18,096,025
                                                                 --------------
             FINANCE - 11.93%
   110,500   AmeriCredit Corp *                                       1,470,755
    83,990   ASTA Funding                                             1,752,871
   117,100   Boston Private Financial Holdings                        2,673,393
    69,778   Cass Information Systems                                 1,947,504
    25,194   Gyrodyne Company of America                              1,234,254
   163,965   Hilb Rogal and Hobbs                                     5,932,254
    47,580   LandAmerica Financial Group                              2,481,773
   462,619   Medallion Financial                                      4,607,685
    76,158   Oppenheimer Holdings, Class A                            3,316,681
    49,410   Prospect Capital                                           715,457
   539,884   Zapata *                                                 3,735,997
                                                                 --------------
                                                                     29,868,624
                                                                 --------------
             HEALTHCARE SERVICES - 2.29%
   195,050   Cambrex                                                  1,852,975
    80,710   Greatbatch *                                             1,822,432
     7,200   Kindred Healthcare *                                       198,288
     3,850   National Healthcare                                        192,923
   192,700   Pain Therapeutics *                                      1,668,782
                                                                 --------------
                                                                      5,735,400
                                                                 --------------
             INDUSTRIAL - 16.29%
    83,790   AMERCO *                                                 5,821,729
   282,100   AptarGroup                                              10,640,812
   115,250   Brink's                                                  6,987,607
    22,660   Bristow Group *                                          1,140,931
    17,386   Chase                                                      378,146
   136,070   CHC Helicopter, Class A                                  2,975,851
    15,760   Exponent *                                                 485,408
   229,923   Houston Wire & Cable                                     3,386,766
    36,640   Intevac *                                                  399,010
   141,730   Ituran Location and Control                              1,670,997
    66,300   Marten Transport *                                       1,127,763
    11,457   NACCO Industries, Class A                                1,146,387
   617,490   WCA Waste *                                              4,631,175
                                                                 --------------
                                                                     40,792,582
                                                                 --------------
             TECHNOLOGY - 3.50%
    99,050   Agilysys                                                 1,507,541
    12,200   Bel Fuse, Class A                                          382,714
    37,330   Bel Fuse, Class B                                        1,010,896
    28,940   Computer Services                                          946,338
   149,500   Ingram Micro, Class A *                                  2,658,110
    54,390   Insight Enterprises *                                      939,315
   296,170   Optimal Group, Class A *                                 1,199,489

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       --------------

             TECHNOLOGY (CONTINUED)
     8,880   Schawk                                              $      127,517
                                                                 --------------
                                                                      8,771,920
                                                                 --------------
             UTILITIES - 5.19%
    27,870   ALLETE                                                   1,072,716
    20,410   PICO Holdings *                                            675,775
   151,050   Pike Electric *                                          2,499,878
   228,340   Portland General Electric                                5,626,298
   103,040   SJW                                                      3,114,899
                                                                 --------------
                                                                     12,989,566
                                                                 --------------
             TOTAL COMMON STOCKS
               (Cost $254,206,197)                                  245,070,538
                                                                 --------------
INVESTMENT COMPANY - 1.26%

 3,156,868   BlackRock Liquidity Funds TempFund Portfolio             3,156,868
                                                                 --------------
             TOTAL INVESTMENT COMPANY
               (Cost $3,156,868)                                      3,156,868
                                                                 --------------
TOTAL INVESTMENTS - 99.14%
   (Cost $257,363,065)**                                            248,227,406
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - 0.86%                              2,158,404
                                                                 --------------
NET ASSETS - 100.00%                                             $  250,385,810
                                                                 ==============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                           $   17,661,925
         Gross unrealized depreciation                              (26,797,584)
                                                                 --------------
         Net unrealized depreciation                             $   (9,135,659)
                                                                 ==============

   IDS   Income Deposit Security
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RESOLUTION GLOBAL EQUITY FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 97.45%

             AUSTRALIA - 2.29%
    25,673   Telstra (a)                                           $    101,003
                                                                   ------------
             BELGIUM - 1.66%
     3,282   Fortis (a)                                                  73,408
                                                                   ------------
             FRANCE - 6.48%
       843   BNP Paribas (a)                                             83,621
       748   Sanofi-Aventis (a)                                          60,998
       692   Total (a)                                                   50,363
     2,264   Vivendi (a)                                                 91,229
                                                                   ------------
                                                                        286,211
                                                                   ------------
             GERMANY - 3.91%
       457   Allianz (a)                                                 81,452
     4,465   Deutsche Telekom (a)                                        91,460
                                                                   ------------
                                                                        172,912
                                                                   ------------
             HONG KONG - 4.22%
    96,526   Techtronic Industries (a)                                  100,667
   112,000   Texwinca Holdings (a)                                       85,794
                                                                   ------------
                                                                        186,461
                                                                   ------------
             ITALY - 1.24%
     1,691   Eni (a)                                                     54,674
                                                                   ------------
             JAPAN - 6.82%
     9,100   Nissan Motor (a)                                            84,993
        43   NTT DoCoMo (a)                                              67,981
     2,700   Seven & I Holdings                                          66,900
     1,500   Toyota Motor (a)                                            81,212
                                                                   ------------
                                                                        301,086
                                                                   ------------
             NETHERLANDS - 8.32%
     5,925   AEGON (a)                                                   88,517
     2,428   ING Groep (a)                                               79,109
     1,814   Koninklijke KPN (a)                                         32,923
     4,521   Reed Elsevier (a)                                           82,718
     2,431   Royal Dutch Shell, Class B (a)                              84,479
                                                                   ------------
                                                                        367,746
                                                                   ------------
             SINGAPORE - 3.16%
    18,178   Singapore Telecommunications (a)                            47,347
    12,551   Venture (a)                                                 92,165
                                                                   ------------
                                                                        139,512
                                                                   ------------
             SPAIN - 3.15%
     4,930   Banco Santander                                             86,707
     1,642   Repsol YPF (a)                                              52,515
                                                                   ------------
                                                                        139,222
                                                                   ------------
             SWEDEN - 3.87%
     6,791   Securitas, Class B (a)                                      83,256
    38,622   Telefonaktiebolaget LM Ericsson, Class B (a)                87,941
                                                                   ------------
                                                                        171,197
                                                                   ------------
             SWITZERLAND - 4.12%
     1,665   Adecco (a)                                                  87,405
       638   Novartis (a)                                                32,323

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             SWITZERLAND (CONTINUED)
       342   Roche Holding (a)                                     $     62,097
                                                                   ------------
                                                                        181,825
                                                                   ------------
             UNITED KINGDOM - 29.75%
     1,888   AstraZeneca * (a)                                           79,290
     5,915   Aviva (a)                                                   74,206
     8,753   Barclays (a)                                                82,625
     7,629   Barratt Developments (a)                                    64,457
     8,338   BP (a)                                                      88,866
     9,926   Daily Mail & General Trust (a)                             104,757
    21,098   Electrocomponents (a)                                       80,927
    12,381   GKN (a)                                                     65,587
     3,500   GlaxoSmithKline (a)                                         82,952
     3,718   Kingfisher (a)                                              10,864
    31,246   Legal & General Group (a)                                   82,720
     8,778   Lloyds TSB Group (a)                                        76,661
    48,006   LogicaCMG (a)                                              103,955
    32,811   Premier Farnell (a)                                         93,038
    17,862   Taylor Wimpey (a)                                           64,584
    45,325   Vodafone Group (a)                                         158,559
                                                                   ------------
                                                                      1,314,048
                                                                   ------------
             UNITED STATES - 18.46%
     3,080   American International Group                               169,893
     2,048   Bank of America                                             90,829
       624   Chevron Texaco                                              52,728
     3,038   Citigroup                                                   85,732
     2,139   Dow Chemical                                                82,694
     6,868   Pfizer                                                     160,642
     2,232   Wachovia                                                    86,892
     2,525   Wells Fargo                                                 85,875
                                                                   ------------
                                                                        815,285
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $4,759,088)                                     4,304,590
                                                                   ------------
INVESTMENT COMPANY - 1.02%

    45,262   BlackRock Liquidity Funds TempCash Portfolio                45,262
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $45,262)                                           45,262
                                                                   ------------
TOTAL INVESTMENTS - 98.47%
   (Cost $4,804,350)**                                                4,349,852
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 1.53%                                 67,449
                                                                   ------------
NET ASSETS - 100.00%                                               $  4,417,301
                                                                   ============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $     58,129
         Gross unrealized depreciation                                 (512,627)
                                                                   ------------
         Net unrealized depreciation                               $   (454,498)
                                                                   ============

   (a) Securities with a total aggregate market value of $3,335,698 or 75.51% of the net assets were valued under the fair value procedures established by the Fund's Board of Trustees.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

RESOLUTION GLOBAL EQUITY FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

As of January 31, 2008, the Resolution Global Equity Fund had the following sector diversified:

                                                                    % OF TOTAL
SECTOR DIVERSIFICATION                                              NET ASSETS
----------------------                                             -------------

Consumer Cyclicals                                                        13.85%
Banks                                                                     11.18%
Finance                                                                   11.17%
Energy                                                                     8.68%
Industrial                                                                 8.30%
Communications                                                             8.22%
Insurance                                                                  7.72%
Pharmaceuticals                                                            7.31%
Telecommunication Services                                                 6.95%
Media                                                                      4.44%
Healthcare                                                                 3.52%
Technology                                                                 2.35%
Commercial Services                                                        1.88%
Basic Materials                                                            1.88%
                                                                   -------------
Total Investments                                                         97.45%
Cash and Other Net Assets                                                  2.55%
                                                                   -------------
Net Assets                                                               100.00%
                                                                   =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

NEPTUNE INTERNATIONAL FUND                                      JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 87.84%

             AUSTRALIA - 1.80%
     7,250   Foster's Group (a)                                    $     36,750
                                                                   ------------
             CHINA - 19.28%
    15,400   China Life Insurance (a)                                    55,454
     5,150   China Mobile (a)                                            75,927
    23,200   China Oilfield Services (a)                                 42,262
    26,000   CNOOC (a)                                                   36,749
    16,000   Mandarin Oriental International                             31,840
    50,000   PetroChina (a)                                              69,073
     4,800   Ping An Insurance (a)                                       33,879
    16,000   Shangri-La Asia (a)                                         47,731
                                                                   ------------
                                                                        392,915
                                                                   ------------
             FINLAND - 2.17%
     4,700   M-real, B Shares (a)                                        15,719
     1,500   UPM-Kymmene (a)                                             28,439
                                                                   ------------
                                                                         44,158
                                                                   ------------
             GERMANY - 0.80%
       600   Heidelberger Druckmaschinen (a)                             16,278
                                                                   ------------
             ITALY - 1.03%
       650   Eni (a)                                                     21,016
                                                                   ------------
             JAPAN - 4.18%
     1,800   Komatsu (a)                                                 43,883
        70   ORIX (a)                                                    12,088
     4,300   Toray Industries (a)                                        29,280
                                                                   ------------
                                                                         85,251
                                                                   ------------
             NETHERLANDS - 1.56%
     1,731   Reed Elsevier (a)                                           31,674
                                                                   ------------
             NORWAY - 4.18%
     1,750   Yara International (a)                                      85,096
                                                                   ------------
             RUSSIA - 28.00%
       130   Aeroflot - Russian International Airlines, GDR              48,511
     1,750   Gazprom, SP ADR                                             84,175
       675   LUKOIL, SP ADR                                              47,014
       350   Mining and Metallurgical Company Norilsk
                Nickel, ADR                                              85,400
       200   Mobile TeleSystems, SP ADR                                  16,634
     1,000   Polyus Gold, SP ADR                                         51,250
     5,500   Rosneft Oil, GDR                                            38,995
       200   Sberbank, GDR                                               92,869
     1,350   Vimpel-Communications, SP ADR                               46,494
       400   Wimm-Bill-Dann Foods, ADR                                   46,400
       400   X 5 Retail Group, GDR *                                     12,840
                                                                   ------------
                                                                        570,582
                                                                   ------------
             UNITED KINGDOM - 24.84%
     1,600   AMEC (a)                                                    22,019
     1,000   AstraZeneca (a)                                             41,997
     3,000   Diageo (a)                                                  60,558
     1,500   GlaxoSmithKline (a)                                         35,551
     4,600   ICAP (a)                                                    62,278
     1,400   Imperial Tobacco Group (a)                                  68,481
     4,050   Rolls-Royce Group (a)                                       38,238
     7,800   Tesco (a)                                                   65,204

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             UNITED KINGDOM (CONTINUED)
     3,800   Tullett Prebon PLC (a)                                $     39,304
     2,200   Unilever (a)                                                72,520
                                                                   ------------
                                                                        506,150
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $1,734,711)                                     1,789,870
                                                                   ------------
INVESTMENT COMPANIES - 9.93%

   101,181   BlackRock Liquidity Funds TempCash Portfolio               101,181
   101,181   BlackRock Liquidity Funds TempFund Portfolio               101,181
                                                                   ------------
             TOTAL INVESTMENT COMPANIES
                (Cost $202,362)                                         202,362
                                                                   ------------
TOTAL INVESTMENTS - 97.77%
   (Cost $1,937,073)**                                                1,992,232
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 2.23%                                 45,427
                                                                   ------------
NET ASSETS - 100.00%                                               $  2,037,659
                                                                   ============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $    172,707
         Gross unrealized depreciation                                 (117,548)
                                                                   ------------
         Net unrealized appreciation                               $     55,159
                                                                   ============

   (a) Securities with a total aggregate market value of $1,187,448 or 59.34% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

   ADR   American Depositary Receipt
   GDR   Global Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

As of January 31, 2008, the Neptune International Fund had the following sector diversified:

                                                                 % OF TOTAL NET
SECTOR DIVERSIFICATION                                               ASSETS
----------------------                                          ---------------

Energy                                                                    16.65%
Finance                                                                   14.52%
Basic Materials                                                           13.05%
Food And Beverages                                                        10.88%
Communications                                                             8.39%
Industrial                                                                 7.35%
Consumer Non-Cyclicals                                                     6.92%
Other Common Stock                                                         6.18%
Consumer Cyclicals                                                         3.90%
                                                                   -------------
Total Investments                                                         87.84%
Cash And Net Other Assets                                                 12.16%
                                                                   -------------
Net Assets                                                               100.00%
                                                                   =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO GLOBAL REAL ESTATE FUND                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 98.16%

             AUSTRALIA - 11.94%
    85,253   CFS Retail Property Trust (a)                         $    163,287
    85,139   Challenger Diversified Property Group (a)                   65,974
   154,685   DB RREEF Trust (a)                                         224,099
    86,087   GPT Group (a)                                              294,186
    59,032   Stockland (a)                                              389,519
    60,702   Westfield Group (a)                                      1,020,372
                                                                   ------------
                                                                      2,157,437
                                                                   ------------
             AUSTRIA - 1.67%
     2,800   CA Immobilien Anlagen                                       58,164
     5,130   Conwert Immobilien Invest                                   82,780
     7,500   IMMOEAST AG                                                 66,407
    10,000   Immofinanz Immobilien Anlagen AG (a)                        95,168
                                                                   ------------
                                                                        302,519
                                                                   ------------
             CANADA - 3.85%
     7,300   Boardwalk Real Estate Investment Trust                     289,005
     9,300   H&R Real Estate Investment Trust                           178,766
    10,700   RioCan Real Estate Investment Trust                        227,523
                                                                   ------------
                                                                        695,294
                                                                   ------------
             FINLAND - 0.85%
     5,000   Sponda (a)                                                  58,505
    12,000   Technopolis (a)                                             94,433
                                                                   ------------
                                                                        152,938
                                                                   ------------
             FRANCE - 4.49%
       993   Icade (a)                                                  127,960
       600   Societe de la Tour Eiffel (a)                               78,045
     2,551   Unibail-Rodamco (a)                                        605,354
                                                                   ------------
                                                                        811,359
                                                                   ------------
             GERMANY - 1.47%
     2,500   Deutsche Wohnen (a)                                         88,362
     6,000   DIC Asset (a)                                              177,262
                                                                   ------------
                                                                        265,624
                                                                   ------------
             HONG KONG - 6.61%
    26,000   Henderson Land Development (a)                             224,559
    23,000   Kerry Properties (a)                                       155,050
    41,000   Sun Hung Kai Properties (a)                                813,597
                                                                   ------------
                                                                      1,193,206
                                                                   ------------
             JAPAN - 18.18%
        23   Japan Real Estate Investment (a)                           269,099
        28   Kenedix Realty Investment (a)                              182,724
    53,000   Mitsubishi Estate (a)                                    1,426,689
    39,000   Mitsui Fudosan (a)                                         904,704
    20,000   Sumitomo Realty & Development (a)                          499,952
                                                                   ------------
                                                                      3,283,168
                                                                   ------------
             NETHERLANDS - 1.48%
     1,000   Corio (a)                                                   82,584
     3,000   Eurocastle Investment (a)                                   73,731
     3,700   Vastned Offices/Industrial (a)                             110,556
                                                                   ------------
                                                                        266,871
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             SINGAPORE - 4.75%
    63,000   Ascendas Real Estate Investment Trust (a)             $     97,606
    69,000   CapitaCommercial Trust (a)                                 102,187
    61,000   Capitaland (a)                                             258,314
    60,000   CapitaMall Trust (a)                                       127,124
   222,000   Lippo-Mapletree Indonesia Retail Trust                      94,001
   124,000   Mapletree Logistics Trust                                   81,676
    92,000   Suntec Real Estate Investment Trust (a)                     97,582
                                                                   ------------
                                                                        858,490
                                                                   ------------
             SWEDEN - 1.29%
    14,000   Fabege (a)                                                 134,998
     5,000   Kungsleden (a)                                              54,481
     2,400   Wihlborgs Fastigheter (a)                                   44,548
                                                                   ------------
                                                                        234,027
                                                                   ------------
             UNITED KINGDOM - 10.43%
     9,000   Big Yellow Group (a)                                        74,843
    21,600   British Land                                               437,227
     5,500   Derwent London (a)                                         150,539
    11,000   Great Portland Estates (a)                                 106,454
    12,500   Hammerson (a)                                              284,027
    18,041   Land Securities Group (a)                                  575,248
    18,500   Safestore Holdings                                          55,737
     9,000   Shaftesbury (a)                                             95,128
    18,500   Workspace Group (a)                                        104,008
                                                                   ------------
                                                                      1,883,211
                                                                   ------------
             UNITED STATES - 31.15%
     2,850   AvalonBay Communities                                      267,758
     3,750   Boston Properties                                          344,700
     2,900   Camden Property Trust                                      143,115
     4,900   Developers Diversified Realty                              201,635
     5,100   DiamondRock Hospitality                                     67,065
     2,800   Digital Realty Trust                                       100,044
     2,600   Equity Residential                                          97,266
     2,050   Essex Property Trust                                       212,401
     4,250   Federal Realty Investment Trust                            313,650
     6,900   General Growth Properties                                  251,988
     4,500   Kilroy Realty                                              220,635
    10,100   Kimco Realty                                               361,681
     6,900   Kite Realty Group Trust                                     90,804
     8,500   National Retail Properties                                 193,120
     4,600   Nationwide Health Properties                               145,176
     9,950   ProLogis                                                   590,532
     4,150   Public Storage                                             324,738
     7,700   Simon Property Group                                       688,226
     3,650   SL Green Realty                                            338,756
     4,900   Taubman Centers                                            245,735
     6,600   Ventas                                                     291,720
     1,500   Vornado Realty Trust                                       135,600
                                                                   ------------
                                                                      5,626,345
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $18,887,236)                                   17,730,489
                                                                   ------------
INVESTMENT COMPANY - 1.52%

   274,628   BlackRock Liquidity Funds TempCash Portfolio               274,628
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $274,628)                                         274,628
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO GLOBAL REAL ESTATE FUND                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------

TOTAL INVESTMENTS - 99.68%
   (Cost $19,161,864)**                                            $ 18,005,117
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.32%                                 57,760
                                                                   ------------
NET ASSETS - 100.00%                                               $ 18,062,877
                                                                   ============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $    403,298
         Gross unrealized depreciation                               (1,560,045)
                                                                   ------------
         Net unrealized depreciation                               $ (1,156,747)
                                                                   ============

   (a) Securities with a total aggregate market value of $11,327,174 or 62.71% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

As of January 31, 2008, the ABN AMRO Global Real Estate Fund had the following sector diversified:

                                                                 % OF TOTAL NET
SECTOR DIVERSIFICATION                                               ASSETS
----------------------                                           --------------

Retail                                                                    30.07%
Real Estate Management & Development                                      29.53%
Diversified                                                               12.42%
Office Properties                                                         10.23%
Residential                                                                5.59%
Industrial                                                                 4.26%
Healthcare                                                                 2.42%
Storage                                                                    2.21%
Net Lease                                                                  1.07%
Hotels                                                                     0.36%
                                                                   -------------
Total Investments                                                         98.16%
Cash And Net Other Assets                                                  1.84%
                                                                   -------------
Net Assets                                                               100.00%
                                                                   =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO REAL ESTATE FUND                                       JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 91.93%

                 DIVERSIFIED - 4.14%
        31,900   Digital Realty Trust                           $     1,139,787
        19,300   Vornado Realty Trust                                 1,744,720
                                                                ---------------
                                                                      2,884,507
                                                                ---------------
                 HEALTHCARE - 6.31%
        30,000   Nationwide Health Properties                           946,800
        78,050   Ventas                                               3,449,810
                                                                ---------------
                                                                      4,396,610
                                                                ---------------
                 HOTELS - 4.44%
        86,000   DiamondRock Hospitality                              1,130,900
       117,300   Host Hotels & Resorts                                1,963,602
                                                                ---------------
                                                                      3,094,502
                                                                ---------------
                 INDUSTRIAL - 8.68%
       101,900   ProLogis Trust                                       6,047,765
                                                                ---------------
                 NET LEASE - 3.12%
        95,800   National Retail Properties                           2,176,576
                                                                ---------------
                 OFFICE PROPERTIES - 14.68%
        44,600   Boston Properties                                    4,099,632
        50,200   Kilroy Realty                                        2,461,306
        39,500   SL Green Realty                                      3,665,995
                                                                ---------------
                                                                     10,226,933
                                                                ---------------
                 RESIDENTIAL - 10.46%
        32,024   AvalonBay Communities                                3,008,655
        20,700   Camden Property Trust                                1,021,545
        20,800   Equity Residential Properties Trust                    778,128
        23,900   Essex Property Trust                                 2,476,279
                                                                ---------------
                                                                      7,284,607
                                                                ---------------
                 RETAIL - 33.61%
        43,400   Developers Diversified Realty                        1,785,910
        39,300   Federal Realty Investment Trust                      2,900,340
        86,192   General Growth Properties                            3,147,732
       113,300   Kimco Realty                                         4,057,273
        79,700   Kite Realty Group Trust                              1,048,852
        85,400   Simon Property Group                                 7,633,052
        56,700   Taubman Centers                                      2,843,505
                                                                ---------------
                                                                     23,416,664
                                                                ---------------
                 STORAGE - 6.49%
        57,800   Public Storage                                       4,522,850
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $72,303,053)                               64,051,014
                                                                ---------------

FOREIGN COMMON STOCKS - 6.49%

                 CANADA - 6.49%
        64,300   Boardwalk Real Estate Investment Trust               2,545,615
        36,100   H&R Real Estate Investment Trust                       693,920

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 CANADA (CONTINUED)
        60,300   RioCan Real Estate Investment Trust            $     1,282,212
                                                                ---------------
                 TOTAL FOREIGN COMMON STOCKS
                    (Cost $4,724,837)                                 4,521,747
                                                                ---------------
INVESTMENT COMPANY - 0.78%

       544,849   BlackRock Liquidity Funds TempCash Portfolio           544,849
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $544,849)                                     544,849
                                                                ---------------
TOTAL INVESTMENTS - 99.20%
   (Cost $77,572,739)*                                               69,117,610
                                                                ---------------
 NET OTHER ASSETS AND LIABILITIES - 0.80%                               558,927
                                                                ---------------
 NET ASSETS - 100.00%                                           $    69,676,537
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $     1,139,496
         Gross unrealized depreciation                               (9,594,625)
                                                                ---------------
         Net unrealized depreciation                            $    (8,455,129)
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

VEREDUS SCITECH FUND                                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 104.81%

                 AEROSPACE/DEFENSE - 5.66%
           600   Aerovironment *                                $        13,806
           400   Alliant Techsystems *                                   42,340
         5,550   Taser International *                                   63,769
                                                                ---------------
                                                                        119,915
                                                                ---------------
                 BIOTECHNOLOGY - 11.62%
         2,000   Gilead Sciences *                                       91,380
         1,425   Illumina *                                              90,772
           750   Invitrogen *                                            64,312
                                                                ---------------
                                                                        246,464
                                                                ---------------
                 CAPITAL GOODS - 1.81%
           525   Axsys Technologies *                                    19,877
         1,800   TurboChef Technologies *                                18,450
                                                                ---------------
                                                                         38,327
                                                                ---------------
                 COMPUTER SOFTWARE - 25.28%
         2,900   Akamai Technologies *                                   87,580
           850   ANSYS *                                                 29,673
         7,275   Aspen Technology *                                     102,214
         1,350   Blackboard *                                            47,223
         2,800   Microsoft                                               91,280
         2,075   Omniture *                                              51,294
         2,300   Salesforce.com *                                       120,244
           225   Vocus *                                                  6,620
                                                                ---------------
                                                                        536,128
                                                                ---------------
                 CONSUMER DISCRETIONARY/AUTOMOBILE &
                    COMPONENTS - 5.43%
         2,125   Amerigon *                                              36,380
         1,100   Garmin                                                  78,866
                                                                ---------------
                                                                        115,246
                                                                ---------------
                 ELECTRICAL EQUIPMENT - 1.80%
           750   JA Solar Holdings, ADR *                                38,123
                                                                ---------------
                 HEALTHCARE EQUIPMENT - 3.64%
         1,200   Hologic *                                               77,232
                                                                ---------------
                 INFORMATION TECHNOLOGY - ELECTRONIC
                    EQUIPMENT & INSTRUMENTS - 11.29%
           900   Amphenol, Class A                                       35,946
         1,800   Avnet *                                                 64,098
         1,900   Dolby Laboratories, Class A *                           81,871
         1,900   FLIR Systems *                                          57,532
                                                                ---------------
                                                                        239,447
                                                                ---------------
                 INFORMATION TECHNOLOGY SERVICES - 10.27%
           175   Google, Class A *                                       98,752
         1,000   Research In Motion *                                    93,880
           850   Syntel                                                  25,186
                                                                ---------------
                                                                        217,818
                                                                ---------------
                 INFORMATION TECHNOLOGY, SOFTWARE &
                    SERVICES - 4.39%
         1,025   Concur Technologies *                                   35,937
         3,850   FalconStor Software *                                   33,957
         1,100   Taleo, Class A *                                        23,243
                                                                ---------------
                                                                         93,137
                                                                ---------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 MEDICAL PRODUCTS AND SUPPLIES - 6.08%
           900   Baxter International                           $        54,666
           300   Bio-Rad Laboratories, Class A *                         28,563
         1,675   Wright Medical Group *                                  45,728
                                                                ---------------
                                                                        128,957
                                                                ---------------
                 PHARMACEUTICALS - 2.46%
         1,125   Merck                                                   52,065
                                                                ---------------
                 SEMICONDUCTORS - 6.81%
         1,875   AuthenTec *                                             23,344
         1,975   Hittite Microwave *                                     78,644
         2,000   Intel                                                   42,400
                                                                ---------------
                                                                        144,388
                                                                ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT - 1.38%
         1,875   Monolithic Power Systems *                              29,325
                                                                ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 6.89%

         1,775   Ciena *                                                 48,156
         4,000   Cisco Systems *                                         98,000
                                                                ---------------
                                                                        146,156
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $2,265,546)                                 2,222,728
                                                                ---------------
INVESTMENT COMPANY - 1.91%

        40,560   BlackRock Liquidity Funds TempCash Portfolio            40,560
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $40,560)                                        40,560
                                                                ---------------
TOTAL INVESTMENTS - 106.72%
   (Cost $2,306,106)**                                                2,263,288
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (6.72)%                             (142,588)
                                                                ---------------
NET ASSETS - 100.00%                                            $     2,120,700
                                                                ===============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $       127,278
         Gross unrealized depreciation                                 (170,096)
                                                                ---------------
         Net unrealized depreciation                            $       (42,818)
                                                                ===============

   ADR   American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

COMMON STOCKS - 59.18%

                 BIOTECHNOLOGY - 1.59%
         6,100   Gilead Sciences *                              $       278,709
                                                                ---------------
                 CAPITAL GOODS - 4.05%

         9,400   Emerson Electric                                       477,896
         1,900   Fluor                                                  231,173
                                                                ---------------
                                                                        709,069
                                                                ---------------
                 COMMUNICATIONS - 2.68%
           830   Google, Class A *                                      468,369
                                                                ---------------
                 CONSUMER STAPLES - 3.93%
         2,450   Colgate-Palmolive                                      188,650
         7,565   Procter & Gamble                                       498,912
                                                                ---------------
                                                                        687,562
                                                                ---------------
                 ELECTRICAL - 2.07%
        10,200   General Electric                                       361,182
                                                                ---------------
                 FOOD AND BEVERAGES - 5.56%
         9,200   Coca-Cola                                              544,364
         6,270   PepsiCo                                                427,551
                                                                ---------------
                                                                        971,915
                                                                ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 4.49%
         5,800   Allergan                                               389,702
         5,900   Stryker                                                395,123
                                                                ---------------
                                                                        784,825
                                                                ---------------
                 OIL AND GAS EXTRACTION - 8.76%
         3,700   Baker Hughes                                           240,241
         3,400   Cameron International *                                136,884
         3,500   Devon Energy                                           297,430
         6,700   Halliburton                                            222,239
         2,700   Occidental Petroleum                                   183,249
         6,000   Schlumberger                                           452,760
                                                                ---------------
                                                                      1,532,803
                                                                ---------------
                 PHARMACEUTICALS - 6.58%
         7,300   Abbott Laboratories                                    410,990
         9,500   Merck                                                  439,660
        15,300   Schering-Plough                                        299,421
                                                                ---------------
                                                                      1,150,071
                                                                ---------------
                 RESTAURANTS - 1.84%
         6,000   McDonald's                                             321,300
                                                                ---------------
                 RETAIL - 6.42%
         5,300   Costco Wholesale                                       360,082
        11,800   CVS Caremark                                           461,026
         4,900   NIKE, Class B                                          302,624
                                                                ---------------
                                                                      1,123,732
                                                                ---------------
                 TECHNOLOGY - 7.71%
         2,500   Apple *                                                338,400
         4,100   Electronic Arts *                                      194,217
         8,200   Hewlett-Packard                                        358,750
         1,800   MEMC Electronic Materials *                            128,628

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                  ---------------

                 TECHNOLOGY (CONTINUED)
         3,500   Research In Motion *                           $       328,580
                                                                ---------------
                                                                      1,348,575
                                                                ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 3.50%
         4,900   Juniper Networks *                                     133,035
        11,300   QUALCOMM                                               479,346
                                                                ---------------
                                                                        612,381
                                                                ---------------
                 TOTAL COMMON STOCKS
                    (Cost $8,994,850)                                10,350,493
                                                                ---------------

   PAR VALUE
--------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.31%

                 FEDERAL HOME LOAN MORTGAGE - 3.49%
$      225,000   2.750%, 03/15/08, MTN                                  224,966
       275,000   5.125%, 10/15/08                                       279,850
       100,000   6.625%, 09/15/09                                       106,280
                                                                ---------------
                                                                        611,096
                                                                ---------------
                 FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION - 3.51%
       275,000   6.000%, 05/15/11                                       300,543
       300,000   4.375%, 09/15/12                                       313,844
                                                                ---------------
                                                                        614,387
                                                                ---------------
                 GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION - 0.00%
            55   9.000%, 09/15/08, Pool # 27056                              56
                                                                ---------------
                 U.S. TREASURY BOND - 5.64%
       200,000   8.125%, 08/15/19                                       276,969
       175,000   6.875%, 08/15/25                                       230,316
       200,000   6.125%, 08/15/29                                       249,078
       200,000   5.375%, 02/15/31                                       229,266
                                                                ---------------
                                                                        985,629
                                                                ---------------
                 U.S. TREASURY NOTE - 7.67%
       275,000   3.125%, 04/15/09                                       278,416
       225,000   4.250%, 08/15/13                                       240,240
       350,000   4.000%, 02/15/15                                       366,078
       225,000   4.500%, 02/15/16                                       241,506
       200,000   4.630%, 02/15/17                                       215,657
                                                                ---------------
                                                                      1,341,897
                                                                ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                    OBLIGATIONS
                   (Cost $3,345,573)                                  3,553,065
                                                                ---------------
CORPORATE NOTES AND BONDS - 14.93%

                 COMMUNICATIONS - 3.17%

       275,000   BellSouth Capital Funding
                    7.750%, 02/15/10                                    295,769
       250,000   Cisco Systems
                    5.500%, 02/22/16                                    258,777
                                                                ---------------
                                                                        554,546
                                                                ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
--------------                                                  ---------------

                 FINANCE - 6.92%
$      250,000   Bank of America
                    5.375%, 08/15/11                            $       260,235
       250,000   Citigroup
                    5.125%, 05/05/14                                    253,849
       275,000   General Electric Capital, MTN, Series A
                    5.875%, 02/15/12                                    291,120
       200,000   Goldman Sachs Group
                    5.150%, 01/15/14                                    203,990
       200,000   Wells Fargo
                    4.200%, 01/15/10                                    202,037
                                                                ---------------
                                                                      1,211,231
                                                                ---------------
                 OIL AND GAS EXTRACTION - 1.40%
       225,000   Conoco Funding
                    6.350%, 10/15/11                                    244,504
                                                                ---------------
                 PHARMACEUTICALS - 1.70%
       300,000   Abbott Laboratories
                    4.350%, 03/15/14                                    296,761
                                                                ---------------
                 RETAIL - 1.74%
       300,000   Wal-Mart Stores
                    4.125%, 07/01/10                                    305,103
                                                                ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $2,564,301)                                 2,612,145
                                                                ---------------
    SHARES
--------------

INVESTMENT COMPANY - 4.62%

       807,759   BlackRock Liquidity Funds TempCash Portfolio           807,759
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $807,759)                                     807,759
                                                                ---------------
TOTAL INVESTMENTS - 99.04%
   (Cost $15,712,483)**                                              17,323,462
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.96%                                167,895
                                                                ---------------
NET ASSETS - 100.00%                                            $    17,491,357
                                                                ===============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $     1,891,760
         Gross unrealized depreciation                                 (280,781)
                                                                ---------------
         Net unrealized appreciation                            $     1,610,979
                                                                ===============

   MTN   Medium Term Note

PORTFOLIO COMPOSITION
-------------------------------------

Common Stocks                                                                59%
Investment Company                                                            5%
U.S. Government Obligations                                                  14%
U.S. Government Agency Obligations                                            7%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa                                                                        2%
   Aa                                                                         7%
   A                                                                          6%
                                                                ----------------
                                                                            100%
                                                                ================

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

BALANCED FUND                                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                              VALUE
 ---------                                                         ------------

COMMON STOCKS - 64.30%

             BIOTECHNOLOGY - 1.78%
    10,000   Gilead Sciences *                                     $    456,900
                                                                   ------------
             CAPITAL GOODS - 3.40%
    10,000   Emerson Electric                                           508,400
     3,000   Fluor                                                      365,010
                                                                   ------------
                                                                        873,410
                                                                   ------------
             COMMUNICATIONS - 2.78%
     1,268   Google, Class A *                                          715,532
                                                                   ------------
             CONSUMER STAPLES - 3.17%
    12,345   Procter & Gamble                                           814,153
                                                                   ------------
             ELECTRICAL - 2.07%
    15,000   General Electric                                           531,150
                                                                   ------------
             ENTERTAINMENT AND LEISURE - 1.83%
    10,580   Carnival                                                   470,704
                                                                   ------------
             FINANCE - 0.83%
     2,600   State Street                                               213,512
                                                                   ------------
             FOOD AND BEVERAGES - 5.38%
    13,000   Coca-Cola                                                  769,210
     9,000   PepsiCo                                                    613,710
                                                                   ------------
                                                                      1,382,920
                                                                   ------------
             HOUSEHOLD PRODUCTS - 1.05%
     3,500   Colgate-Palmolive                                          269,500
                                                                   ------------
             MEDICAL PRODUCTS AND SUPPLIES - 5.91%
     9,000   Allergan                                                   604,710
     8,145   Medtronic                                                  379,313
     8,000   Stryker                                                    535,760
                                                                   ------------
                                                                      1,519,783
                                                                   ------------
             OIL AND GAS EXTRACTION - 8.49%
     6,105   Baker Hughes                                               396,397
     4,900   Cameron International *                                    197,274
     5,000   Devon Energy                                               424,900
     7,700   Halliburton                                                255,409
     4,500   Occidental Petroleum                                       305,415
     8,000   Schlumberger                                               603,680
                                                                   ------------
                                                                      2,183,075
                                                                   ------------
             PHARMACEUTICALS - 7.08%
    12,000   Abbott Laboratories                                        675,600
    15,000   Merck                                                      694,200
    23,100   Schering-Plough                                            452,067
                                                                   ------------
                                                                      1,821,867
                                                                   ------------
             RESTAURANTS - 2.08%
    10,000   McDonald's                                                 535,500
                                                                   ------------
             RETAIL - 6.79%
    10,715   Coach *                                                    343,416
     2,800   Costco Wholesale                                           190,232

                                                                      MARKET
   SHARES                                                              VALUE
 ---------                                                         ------------

             RETAIL (CONTINUED)
    20,000   CVS Caremark                                          $    781,400
     7,000   NIKE, Class B                                              432,320
                                                                   ------------
                                                                      1,747,368
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.72%
     2,600   MEMC Electronic Materials *                                185,796
                                                                   ------------
             TECHNOLOGY - 8.14%
     4,100   Apple *                                                    554,976
     6,195   Electronic Arts *                                          293,457
    13,000   Hewlett-Packard                                            568,750
     7,300   Juniper Networks *                                         198,195
     5,100   Research In Motion *                                       478,788
                                                                   ------------
                                                                      2,094,166
                                                                   ------------
             TELECOMMUNICATIONS EQUIPMENT - 2.80%
    17,000   QUALCOMM                                                   721,140
                                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $17,169,052)                                    16,536,476
                                                                   ------------
 PAR VALUE
 ---------

CORPORATE NOTES AND BONDS - 18.55%

             COMMUNICATIONS - 2.44%
$  200,000   AT&T
               6.000%, 03/15/09 (a)                                     204,861
    50,000   British Sky Broadcasting
               6.875%, 02/23/09                                          51,259
   100,000   McGraw-Hill
               Senior Unsubordinated Notes
               6.550%, 11/15/37                                          94,085
   200,000   Motorola
               Senior Unsecured Notes
               6.625%, 11/15/37                                         175,890
   100,000   Viacom
               Senior Unsecured Notes
               6.125%, 10/05/17                                         101,109
                                                                   ------------
                                                                        627,204
                                                                   ------------
             CONSUMER CYCLICALS - 0.18%
    50,000   D.R. Horton
               Senior Notes
               6.875%, 05/01/13                                          45,500
                                                                   ------------
             FINANCE - 7.52%
   250,000   Bear Stearns, MTN
               5.372%, 11/21/16 (b)                                     215,452
   100,000   CIT Group
               Senior Notes
               5.168%, 11/03/10 (b)                                      86,605
   500,000   Citigroup, Subordinated Notes
               5.580%, 08/25/36 (b)                                     387,557
   300,000   Goldman Sachs Capital I
               6.345%, 02/15/34                                         272,131
   250,000   Lehman Brothers Holdings
               Subordinated Notes
               6.875%, 07/17/37                                         243,995
   315,000   NB Capital Trust II
               7.830%, 12/15/26                                         321,802

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

BALANCED FUND                                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
 PAR VALUE                                                            VALUE
 ---------                                                         ------------

             FINANCE (CONTINUED)
 $ 250,000   SLM, MTN
               5.625%, 08/01/33                                    $    189,380
   250,000   Washington Mutual Bank,
               Subordinated Notes
               5.369%, 05/20/13 (b)                                     216,477
                                                                   ------------
                                                                      1,933,399
                                                                   ------------
             FOOD AND BEVERAGES - 1.21%
    50,000   Constellation Brands, Series B
               8.000%, 02/15/08 (a)                                      50,125
   250,000   Kraft Foods
               Senior Unsecured Notes
               6.500%, 08/11/17                                         261,449
                                                                   ------------
                                                                        311,574
                                                                   ------------
             INDUSTRIAL - 0.41%
   100,000   Tyco Electronics Group
               6.550%, 10/01/17 (c)                                     105,393
                                                                   ------------
             OIL AND GAS EXTRACTION - 1.46%
    50,000   Hess
               7.875%, 10/01/29                                          59,800
    50,000   Western Oil Sands, Secured
               8.375%, 05/01/12                                          56,807
   250,000   Williams Partners
               7.250%, 02/01/17                                         260,000
                                                                   ------------
                                                                        376,607
                                                                   ------------
             PHARMACEUTICALS - 1.00%
   250,000   Hospira, Senior Notes
               6.050%, 03/30/17                                         258,583
                                                                   ------------
             RESTAURANTS - 0.75%
   190,000   Yum!Brands, Senior Notes
               7.650%, 05/15/08                                         192,202
                                                                   ------------
             RETAIL - 2.02%
   100,000   Lowe's
               Senior Unsecured Notes
               6.650%, 09/15/37                                         100,572
   250,000   Macys Retail Holdings
               6.375%, 03/15/37                                         208,606
   100,000   Target, Senior Unsecured Notes
               6.000%, 01/15/18                                         104,294
   100,000   Wal-Mart Stores
               Senior Unsecured Notes
               6.500%, 08/15/37                                         105,230
                                                                   ------------
                                                                        518,702
                                                                   ------------
             UTILITIES - 1.56%
   200,000   CenterPoint Energy
               Senior Notes, Series B
               7.250%, 09/01/10                                         215,517
   175,000   CILCORP
               Senior Unsecured Notes
               8.700%, 10/15/09                                         186,424
                                                                   ------------
                                                                        401,941
                                                                   ------------
             TOTAL CORPORATE NOTES AND BONDS
               (Cost $5,030,333)                                      4,771,105
                                                                   ------------

                                                                      MARKET
 PAR VALUE                                                            VALUE
 ---------                                                         ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.74%

             FEDERAL HOME LOAN MORTGAGE - 5.20%
$  400,000   6.000%, 06/05/17, MTN                                 $    404,337
   397,848   5.500%, 11/01/20, Gold Pool # G18083                       407,345
    62,266   5.500%, 12/01/20, Gold Pool # G11820                        63,752
   454,734   5.500%, 01/01/37, Gold Pool # G02629                       460,608
                                                                   ------------
                                                                      1,336,042
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.58%
   200,000   6.250%, 11/18/20                                           200,307
   250,000   6.250%, 03/29/22                                           251,252
    45,411   7.500%, 02/01/35, Pool # 787557                             48,651
    40,648   7.500%, 04/01/35, Pool # 819231                             43,548
   202,272   6.000%, 11/01/35, Pool # 844078                            207,802
   426,444   6.000%, 12/01/36, Pool # 888029                            437,736
   243,388   5.500%, 06/01/37, Pool # 918778                            246,716
                                                                   ------------
                                                                      1,436,012
                                                                   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.96%
   246,496   5.000%, 08/20/37, Pool # 4015                              246,577
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS
               (Cost $2,961,618)                                      3,018,631
                                                                   ------------
ASSET-BACKED SECURITIES - 1.32%
    90,742   Capital Auto Receivables Asset Trust
               Series 2007-2, Class A1A
               5.605%, 08/15/08 (c)                                      90,970
   145,055   Ford Credit Auto Owner Trust
               Series 2007-B, Class A1
               5.292%, 10/15/08 (c)                                     145,600
   102,440   Household Automotive Trust
               Series 2007-1, Class A2
               5.320%, 05/17/10                                         102,916
                                                                   ------------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $338,102)                                          339,486
                                                                   ------------

   SHARES
 ---------

INVESTMENT COMPANIES - 8.58%
 1,270,833   BlackRock Liquidity Funds TempCash Portfolio             1,270,833
   937,311   BlackRock Liquidity Funds TempFund Portfolio               937,311
                                                                   ------------
             TOTAL INVESTMENT COMPANIES
               (Cost $2,208,144)                                      2,208,144
                                                                   ------------
TOTAL INVESTMENTS - 104.49%
  (Cost $27,707,249)**                                               26,873,842
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (4.49)%                           (1,155,146)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 25,718,696
                                                                   ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

BALANCED FUND                                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $    684,006
         Gross unrealized depreciation                               (1,517,413)
                                                                   ------------
         Net unrealized depreciation                               $   (833,407)
                                                                   ============

   (a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

   (b) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2008.

   (c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2008, these securities amounted to $341,963 or 1.33% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

   MTN   Medium Term Note

PORTFOLIO COMPOSITION
----------------------------------

Common Stocks                                                                62%
Investment Companies                                                          9%
U.S. Government Obligations                                                   1%
U.S. Government Agency Obligations                                           10%
Corporate Notes and Bonds (Moody's Ratings-Unaudited)
 Aa                                                                           2%
 A                                                                            6%
 Baa                                                                          7%
 Ba                                                                           3%
                                                                   -------------
                                                                            100%
                                                                   =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TCH FIXED INCOME FUND                                          JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                           VALUE
--------------                                                  ----------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.65%

                 FEDERAL HOME LOAN MORTGAGE - 9.61%
$      500,000   6.000%, 06/05/17, MTN                          $       505,421
     2,236,422   5.500%, 11/01/20, Gold Pool # G18083                 2,289,813
       350,127   5.500%, 12/01/20, Gold Pool # G11820                   358,486
     1,000,000   6.500%, 07/20/22, MTN                                1,044,922
     1,810,000   5.500%, 07/15/34, Series 3130, Class QD,
                    CMO                                               1,833,786
       414,185   6.000%, 10/01/35, Gold Pool # A47772                   425,125
       909,468   5.500%, 01/01/37, Gold Pool # G02629                   921,215
       971,209   5.500%, 05/01/37, Pool # A60048                        983,585
                                                                ---------------
                                                                      8,362,353
                                                                ---------------
                 FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION - 27.82%
     1,000,000   4.125%, 04/15/14                                     1,026,800
     2,000,000   6.000%, 03/20/17, Series 1                           2,008,594
       784,054   6.000%, 11/01/17, Pool # 662854                        812,052
       535,048   6.000%, 04/01/18, Pool # 725175                        554,235
       731,249   5.500%, 11/01/18, Pool # 748886                        750,813
       376,433   4.500%, 06/01/19, Pool # 747860                        377,586
     1,000,000   6.250%, 11/18/20                                     1,001,534
     1,944,362   6.000%, 01/01/21, Pool # 850787                      2,011,048
       500,000   6.000%, 12/02/21                                       501,260
     4,000,000   6.250%, 03/29/22                                     4,020,040
     1,500,000   6.625%, 07/25/22                                     1,524,951
     3,675,697   5.500%, 07/25/31, Series 2005-27, Class TH,
                    ICMO                                              3,759,632
     1,021,562   6.000%, 09/01/32, Pool # 847899                      1,052,658
       296,199   6.000%, 02/01/34, Pool # 771952                        304,706
       289,656   7.500%, 02/01/35, Pool # 787557                        310,322
       259,196   7.500%, 04/01/35, Pool # 819231                        277,689
     1,136,918   6.000%, 11/01/35, Pool # 844078                      1,167,998
       882,874   5.000%, 05/01/36, Pool # 745581                        879,833
       852,888   6.000%, 12/01/36, Pool # 888029                        875,473
       973,551   5.500%, 06/01/37, Pool # 918778                        986,863
                                                                ---------------
                                                                     24,204,087
                                                                ---------------
                 GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION - 4.51%
     1,950,077   5.000%, 05/20/37, Pool # 782156                      1,950,715
     1,971,968   5.000%, 08/20/37, Pool # 4015                        1,972,614
                                                                ---------------
                                                                      3,923,329
                                                                ---------------
                 U.S. TREASURY BOND - 2.80%
     1,000,000   6.250%, 08/15/23                                     1,228,829
     1,000,000   6.000%, 02/15/26                                     1,209,297
                                                                ---------------
                                                                      2,438,126
                                                                ---------------
                 U.S. TREASURY NOTE - 5.91%
     2,500,000   4.125%, 08/15/08                                     2,526,760
     2,500,000   4.000%, 02/15/15                                     2,614,845
                                                                ---------------
                                                                      5,141,605
                                                                ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                    OBLIGATIONS
                    (Cost $42,979,839)                               44,069,500
                                                                ---------------

                                                                    MARKET
  PAR VALUE                                                           VALUE
--------------                                                  ----------------

CORPORATE NOTES AND BONDS - 37.84%

                 BUILDING PRODUCTS - 0.83%
$      750,000   USG,
                    Senior Unsecured Notes
                    7.750%, 01/15/18                            $       721,159
                                                                ---------------
                 COMMUNICATIONS - 2.59%
       200,000   British Sky Broadcasting
                    6.875%, 02/23/09                                    205,035
       150,000   McGraw-Hill
                    Senior Unsubordinated Notes
                    6.550%, 11/15/37                                    141,128
       800,000   Motorola
                    Senior Unsecured Notes
                    6.625%, 11/15/37                                    703,562
       750,000   Nextel Communications,
                    Senior Notes, Series E
                    6.875%, 10/31/13                                    700,201
       500,000   Viacom
                    Senior Unsecured Notes
                    6.125%, 10/05/17                                    505,544
                                                                ---------------
                                                                      2,255,470
                                                                ---------------
                 CONSUMER CYCLICALS - 2.78%
       750,000   D.R. Horton
                    Senior Notes
                    6.875%, 05/01/13                                    682,500
     1,000,000   Home Depot
                    Senior Unsecured Notes
                    5.875%, 12/16/36                                    837,133
     1,000,000   Limited Brands
                    Senior Unsecured Notes
                    7.600%, 07/15/37                                    900,705
                                                                ---------------
                                                                      2,420,338
                                                                ---------------
                 DIVERSIFIED MANUFACTURING - 0.61%
       500,000   Tyco Electronics Group
                    7.125%, 10/01/37 (a)                                530,722
                                                                ---------------
                 FINANCE - 13.85%
       300,000   Bank of America
                    Senior Unsecured Notes
                    5.641%, 09/11/12 (b)                                299,649
     1,500,000   Bear Stearns, MTN
                    5.372%, 11/21/16 (b)                              1,292,712
                 CIT Group
                    Senior Notes
       500,000      5.168%, 11/03/10 (b)                                433,022
     1,000,000      5.129%, 02/13/12 (b)                                800,896
     2,000,000   Citigroup, Subordinated Notes
                    5.580%, 08/25/36 (b)                              1,550,230
     1,650,000   Goldman Sachs Capital I
                    6.345%, 02/15/34                                  1,496,722
       500,000   IBM International Group Capital
                    3.646%, 07/29/09 (b)                                499,874
       250,000   John Deere Capital
                    Senior Unsecured Notes
                    4.698%, 01/18/11 (b)                                249,152
     1,000,000   Lehman Brothers Holdings
                    Subordinated Notes
                    6.875%, 07/17/37                                    975,979

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TCH FIXED INCOME FUND                                          JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                           VALUE
--------------                                                  ----------------

                 FINANCE (CONTINUED)
$    1,725,000   NB Capital Trust II
                    7.830%, 12/15/26                            $     1,762,251
     1,000,000   Residential Capital
                    7.500%, 02/22/11                                    630,000
     1,000,000   SLM, MTN
                    5.625%, 08/01/33                                    757,518
     1,500,000   Washington Mutual Bank,
                    Subordinated Notes
                    5.369%, 05/20/13 (b)                              1,298,862
                                                                ---------------
                                                                     12,046,867
                                                                ---------------
                 FOOD AND BEVERAGES - 2.75%
       840,000   Constellation Brands, Series B
                    8.000%, 02/15/08                                    842,100
     1,000,000   Kraft Foods,
                    Senior Unsecured Notes
                    7.000%, 08/11/37                                  1,035,070
       500,000   Kroger
                    Senior Notes
                    6.150%, 01/15/20                                    516,436
                                                                ---------------
                                                                      2,393,606
                                                                ---------------
                 OIL AND GAS EXTRACTION - 2.64%
       100,000   Hess
                    7.875%, 10/01/29                                    119,600
     1,005,000   Western Oil Sands, Secured
                    8.375%, 05/01/12                                  1,141,828
     1,000,000   Williams Partners
                    7.250%, 02/01/17                                  1,040,000
                                                                ---------------
                                                                      2,301,428
                                                                ---------------
                 PHARMACEUTICALS - 1.19%
     1,000,000   Hospira, Senior Notes
                    6.050%, 03/30/17                                  1,034,330
                                                                ---------------
                 RESTAURANTS - 1.92%
     1,000,000   Darden Restaurants,
                    Senior Unsecured Notes
                    6.800%, 10/15/37                                    942,388
       750,000   Yum! Brands,
                    Senior Unsecured Notes
                    6.875%, 11/15/37                                    731,291
                                                                ---------------
                                                                      1,673,679
                                                                ---------------
                 RETAIL - 5.55%
       750,000   JC Penney
                    6.375%, 10/15/36                                    664,161
       900,000   Lowe's
                    Senior Unsecured Notes
                    6.650%, 09/15/37                                    905,147
       500,000   Macys Retail Holdings
                    6.375%, 03/15/37                                    417,213
     1,000,000   Nordstrom
                    Senior Unsecured Notes
                    7.000%, 01/15/38                                  1,009,118
       750,000   Target, Senior Unsecured Notes
                    6.000%, 01/15/18                                    782,201

                                                                     MARKET
  PAR VALUE                                                           VALUE
--------------                                                  ----------------

                 RETAIL (CONTINUED)
$    1,000,000   Wal-Mart Stores
                    Senior Unsecured Notes
                    6.500%, 08/15/37                            $     1,052,304
                                                                ---------------
                                                                      4,830,144
                                                                ---------------
                 UTILITIES - 3.13%
     1,045,000   CenterPoint Energy
                    Senior Notes, Series B
                    7.250%, 09/01/10                                  1,126,076
     1,500,000   CILCORP
                    Senior Unsecured Notes
                    8.700%, 10/15/09                                  1,597,919
                                                                ---------------
                                                                      2,723,995
                                                                ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $35,023,040)                               32,931,738
                                                                ---------------
ASSET-BACKED SECURITIES - 2.64%

       362,966   Capital Auto Receivables Asset Trust
                    Series 2007-2, Class A1A
                    5.605%, 08/15/08 (a)                                363,879
       542,945   Capital One Auto Finance Trust
                    Series 2007-A, Class A2
                    5.330%, 05/17/10                                    543,625
       870,329   Ford Credit Auto Owner Trust
                    Series 2007-B, Class A1
                    5.292%, 10/15/08 (a)                                873,598
       512,199   Household Automotive Trust
                    Series 2007-1, Class A2
                    5.320%, 05/17/10                                    514,582
                                                                ---------------
                 TOTAL ASSET-BACKED SECURITIES
                    (Cost $2,287,760)                                 2,295,684
                                                                ---------------

  SHARES
----------

INVESTMENT COMPANIES - 6.71%

     4,359,301   BlackRock Liquidity Funds TempCash Portfolio         4,359,301
     1,477,140   BlackRock Liquidity Funds TempFund Portfolio         1,477,140
                                                                ---------------

                 TOTAL INVESTMENT COMPANIES
                    (Cost $5,836,441)                                 5,836,441
                                                                ---------------

TOTAL INVESTMENTS - 97.84%
   (Cost $86,127,080)*                                               85,133,363
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 2.16%                              1,879,302
                                                                ---------------
NET ASSETS - 100.00%                                            $    87,012,665
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $     1,563,456
         Gross unrealized depreciation                               (2,557,173)
                                                                ---------------
         Net unrealized depreciation                            $      (993,717)
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TCH FIXED INCOME FUND                                          JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

   (a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2008, these securities amounted to $1,768,199 or 2.03% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

   (b) Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2008.

   CMO   Collateralized Mortgage Obligation
   MTN   Medium Term Note

PORTFOLIO COMPOSITION
---------------------

Investment Company                             7%
U.S. Government Obligations                    9%
U.S. Government Agency Obligations            42%
Municipal Securities (Moody's Ratings(a))
   Aaa                                         1%
   Aa                                          6%
   A                                          11%
   Baa                                        14%
   Ba                                          7%
   NR                                          3%
                                           ------
                                             100%
                                           ======

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TCH INVESTMENT GRADE BOND FUND                                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
PAR VALUE                                                              VALUE
----------                                                         ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.25%

             FEDERAL HOME LOAN BANK - 0.71%
$  100,000   6.500%, 08/14/09                                      $    105,788
                                                                   ------------
             FEDERAL HOME LOAN MORTGAGE - 13.48%
   100,000   6.000%, 06/05/17, MTN                                      101,084
    60,341   5.500%, 08/01/17, Gold Pool # E90954                        61,935
   492,026   5.000%, 09/01/18, Gold Pool # E99582                       499,507
   112,121   6.500%, 08/01/32, Gold Pool # C01385                       117,158
   547,942   5.000%, 11/01/33, Gold Pool # A15349                       546,530
   480,412   5.500%, 11/01/33, Gold Pool # A15901                       487,339
   194,942   6.000%, 02/01/35, Gold Pool # A34083                       200,248
                                                                   ------------
                                                                      2,013,801
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.65%
   100,000   5.500%, 03/15/11                                           107,248
    73,321   6.000%, 10/01/16, Pool # 611322                             75,950
    71,120   5.500%, 01/01/17, Pool # 623107                             73,081
   173,765   5.500%, 04/01/17, Pool # 254259                            178,513
   126,592   6.000%, 06/01/17, Pool # 254342                            131,113
   355,340   5.500%, 11/01/17, Pool # 659589                            365,049
   472,092   5.000%, 06/01/19, Pool # 255274                            479,452
   307,331   5.000%, 09/01/19, Pool # 788070                            312,259
   300,000   6.250%, 11/18/20                                           300,460
   250,000   6.250%, 03/29/22                                           251,253
    78,930   6.500%, 03/01/32, Pool # 254239                             82,400
    54,876   7.000%, 04/01/32, Pool # 545556                             58,628
    98,923   6.500%, 10/01/32, Pool # 254479                            103,271
   575,477   5.000%, 10/01/33, Pool # 749179                            574,179
    64,904   6.000%, 02/01/34, Pool # 725162                             66,768
   173,658   6.000%, 09/01/34, Pool # 794267                            178,526
   260,963   6.000%, 11/01/34, Pool # 735060                            268,278
   438,177   5.000%, 05/01/35, Pool # 826641                            436,668
   426,444   6.000%, 12/01/36, Pool # 888029                            437,736
   243,388   5.500%, 06/01/37, Pool # 918778                            246,716
                                                                   ------------
                                                                      4,727,548
                                                                   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.30%
    54,673   6.500%, 05/15/32, Pool # 584389                             57,155
   487,519   5.000%, 05/20/37, Pool # 782156                            487,679
   246,496   5.000%, 08/20/37, Pool # 4015                              246,576
                                                                   ------------
                                                                        791,410
                                                                   ------------
             U.S. TREASURY NOTE - 3.11%
   250,000   4.125%, 08/15/08                                           252,676
   100,000   4.250%, 11/15/14                                           106,289
   100,000   4.125%, 05/15/15                                           105,094
                                                                   ------------
                                                                        464,059
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $7,977,524)                                     8,102,606
                                                                   ------------
CORPORATE NOTES AND BONDS - 29.51%

             COMMUNICATIONS - 3.49%
   100,000   British Sky Broadcasting
                6.875%, 02/23/09                                        102,518
   300,000   Sprint Nextel, Unsecured Notes
                6.000%, 12/01/16                                        266,661

                                                                      MARKET
PAR VALUE                                                              VALUE
----------                                                         ------------

             COMMUNICATIONS (CONTINUED)
$  150,000   Viacom
                Senior Unsecured Notes
                6.125%, 10/05/17                                   $    151,663
                                                                   ------------
                                                                        520,842
                                                                   ------------
             FINANCE - 14.90%
   200,000   Bank of America
                Senior Unsecured Notes
                5.641%, 09/11/12 (a)                                    199,766
   250,000   Bear Stearns, MTN
                5.372%, 11/21/16 (a)                                    215,452
   250,000   CIT Group
                Senior Notes
                5.129%, 02/13/12 (a)                                    200,224
   500,000   Citigroup, Subordinated Notes
                5.580%, 08/25/36 (a)                                    387,557
   375,000   International Lease Finance,
                Unsubordinated Notes
                5.875%, 05/01/13                                        391,867
   400,000   Merrill Lynch, MTN
                5.091%, 06/16/08 (a)                                    398,328
   500,000   Washington Mutual Bank,
                Subordinated Notes
                5.369%, 05/20/13 (a)                                    432,954
                                                                   ------------
                                                                      2,226,148
                                                                   ------------
             FOOD AND BEVERAGES - 2.44%
   250,000   Kraft Foods
                Senior Unsecured Notes
                6.500%, 08/11/17                                        261,449
   100,000   Kroger
                5.500%, 02/01/13                                        103,136
                                                                   ------------
                                                                        364,585
                                                                   ------------
             INDUSTRIAL - 1.06%
   150,000   Tyco Electronics Group
                6.550%, 10/01/17 (b)                                    158,089
                                                                   ------------
             INSURANCE - 3.27%
   200,000   Chubb
                6.000%, 11/15/11                                        211,103
   250,000   State Auto Financial, Senior Notes
                6.250%, 11/15/13                                        276,800
                                                                   ------------
                                                                        487,903
                                                                   ------------
             OIL AND GAS EXTRACTION - 0.71%
   100,000   Dominion Resources
                Senior Unsecured Notes, Series C
                6.250%, 11/01/11                                        106,193
                                                                   ------------
             PHARMACEUTICALS - 1.73%
   250,000   Hospira, Senior Notes
                6.050%, 03/30/17                                        258,582
                                                                   ------------
             RESTAURANTS - 0.86%
   125,000   Yum!Brands, Senior Unsecured Notes
                6.250%, 03/15/18                                        129,108
                                                                   ------------
             RETAIL - 1.05%
   150,000   Target, Senior Unsecured Notes
                6.000%, 01/15/18                                        156,440
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

TCH INVESTMENT GRADE BOND FUND                                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
PAR VALUE                                                              VALUE
----------                                                         ------------
             TOTAL CORPORATE NOTES AND BONDS
                (Cost $4,627,887)                                  $  4,407,890
                                                                   ------------
ASSET-BACKED SECURITIES - 2.81%

$   90,742   Capital Auto Receivables Asset Trust
                Series 2007-2, Class A1A
                5.605%, 08/15/08 (b)                                     90,970
    28,448   Drive Auto Receivables Trust
                Series 2005-2, Class A2
                4.120%, 01/15/10 (b)                                     28,459
   145,055   Ford Credit Auto Owner Trust
                Series 2007-B, Class A1
                5.292%, 10/15/08 (b)                                    145,600
   153,660   Household Automotive Trust
                Series 2007-1, Class A2
                5.320%, 05/17/10                                        154,374
                                                                   ------------
             TOTAL ASSET-BACKED SECURITIES
                (Cost $417,568)                                         419,403
                                                                   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 5.33%

   282,890   Bear Stearns Asset Backed Securities,
                Series 2003-AC5, Class A2, CMO
                5.000%, 10/25/33                                        279,748
   314,064   Chase Mortgage Finance,
                Series 2003-S2, Class A1, CMO
                5.000%, 03/25/18 (c)                                    317,173
    41,053   Master Asset Securitization Trust,
                Series 2002-8, Class 1A2, CMO
                5.250%, 12/25/17 (c)                                     40,977
   156,561   Washington Mutual,
                Series 2002-S8, Class 2A7, CMO
                5.250%, 01/25/18 (c)                                    158,251
                                                                   ------------
             TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $802,718)                                         796,149
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.55%

    80,523   General Electric Capital Commercial Mortgage
                Series 2001-1, Class A1
                6.079%, 05/15/33                                         81,686
                                                                   ------------
             TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $88,685)                                           81,686
                                                                   ------------

  SHARES
----------

INVESTMENT COMPANIES - 7.12%

   750,177   BlackRock Liquidity Funds TempCash Portfolio               750,177
   313,741   BlackRock Liquidity Funds TempFund Portfolio               313,741
                                                                   ------------
             TOTAL INVESTMENT COMPANIES
                (Cost $1,063,918)                                     1,063,918
                                                                   ------------

                                                                       VALUE
                                                                   ------------

TOTAL INVESTMENTS - 99.57%
   (Cost $14,978,300) *                                            $ 14,871,652
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.43%                                 64,086
                                                                   ------------
NET ASSETS - 100.00%                                               $ 14,935,738
                                                                   ============
----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $    211,159
         Gross unrealized depreciation                                 (317,807)
                                                                   ------------
         Net unrealized depreciation                               $   (106,648)
                                                                   ============

   (a) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2008.

   (b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2008, these securities amounted to $423,118 or 2.83% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

   (c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

   CMO   Collateralized Mortgage Obligation
   MTN   Medium Term Note

PORTFOLIO COMPOSITION
------------------------------

Investment Companies                                                 7%
U.S. Government Obligations                                          3%
U.S. Government Agency Obligations                                  52%
Corporate Notes and Bonds (Moody's Ratings(c) - Unaudited)
   Aaa                                                               7%
   Aa                                                                1%
   A                                                                15%
   Baa                                                              15%
                                                                   ----
                                                                   100%
                                                                   ====

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MCDONNELL MUNICIPAL BOND FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
PAR VALUE                                                              VALUE
----------                                                         ------------

MUNICIPAL SECURITIES - 96.50%

             DISTRICT OF COLUMBIA - 4.93%
$  640,000   District of Columbia RB,
                Smithsonian Institute, Series A
                Pre-refunded 11/01/10
                5.375%, 11/01/15                                   $    696,864
                                                                   ------------
             FLORIDA - 5.32%
   750,000   Palm Beach County
                Health Facilities Authority RB,
                Abbey DelRay South Project
                5.500%, 10/01/11 (a)                                    751,770
                                                                   ------------
             GEORGIA - 3.73%
   500,000   Cartersville Development Authority Water &
                Wastewater Facilities RB,
                Anheuser-Busch Cos., Series A, AMT
                7.375%, 05/01/09                                        527,065
                                                                   ------------
             IDAHO - 8.98%
 1,000,000   Idaho Health Facilities Authority RB,
                IHC Hospitals, ETM
                6.650%, 02/15/21 (a)                                  1,269,720
                                                                   ------------
             ILLINOIS - 27.49%
   250,000   Chicago Public Building Commission RB,
                School Reform Board, Series B
                5.250%, 12/01/18
                Insured: FGIC                                           275,140
   375,000   DuPage County, Jail Project, GO
                5.600%, 01/01/21                                        434,539
 1,000,000   Illinois Development Finance Authority RB,
                Lincoln Way Community
                5.700%, 01/01/18
                Insured: FGIC                                         1,157,370
 1,000,000   Lake County Township High School
                District No. 113,
                Highland Park, GO
                8.800%, 12/01/09                                      1,118,160
   785,000   University of Illinois RB, Auxiliary
                Facilities Systems, Series B
                5.500%, 04/01/17
                Insured: FGIC                                           901,078
                                                                   ------------
                                                                      3,886,287
                                                                   ------------
             INDIANA - 5.85%
   700,000   Indianapolis Public Improvement RB,
                Series B
                6.000%, 01/10/20                                        827,736
                                                                   ------------
             KANSAS - 8.51%
 1,020,000   Butler & Sedgwick Counties
                Unified School District No. 385,
                Andover, GO
                6.000%, 09/01/14
                Insured: FSA                                          1,203,936
                                                                   ------------
             MICHIGAN - 3.31%
   400,000   Michigan Municipal Bond Authority RB,
                Drinking Water Revolving Fund
                5.500%, 10/01/16                                        468,396
                                                                   ------------

                                                                      MARKET
PAR VALUE                                                              VALUE
----------                                                         ------------

             MISSOURI - 3.75%
$  500,000   Missouri State Health & Educational Facilities
                Authority, RB
                St. Lukes Episcopal
                5.000%, 12/01/17 (a)                               $    529,965
                                                                   ------------
             NEW JERSEY - 4.06%
   500,000   New Jersey State
                Series L, GO
                5.250%, 07/15/19
                Insured: AMBAC                                          573,780
                                                                   ------------
             TEXAS - 9.08%
   480,000   Frisco Independent School District, GO
                7.000%, 08/15/10
                Guaranteed: PSF                                         533,587
   200,000   Humble Independent School District
                Series II, GO
                5.500%, 02/15/10
                Insured: PSF                                            213,018
   500,000   Texas Municipal Power Agency RB,
                Series E
                5.500%, 09/01/10
                Insured: MBIA                                           537,265
                                                                   ------------
                                                                      1,283,870
                                                                   ------------
             VIRGINIA - 7.74%
 1,000,000   Roanoke Public Improvement, Series B, GO,
                State Aid Withholding
                5.000%, 02/01/19                                      1,094,920
                                                                   ------------
             WASHINGTON - 3.75%
   500,000   Port of Seattle Special Facilities RB,
                Seattle-Tacoma Fuel Facilities, AMT
                5.000%, 06/01/11
                Insured: MBIA                                           529,750
                                                                   ------------
             TOTAL MUNICIPAL SECURITIES
                (Cost $12,534,834)                                   13,644,059
                                                                   ------------

  SHARES
----------

INVESTMENT COMPANY - 0.23%

    33,394   Blackrock Provident Institutional MuniCash
                Portfolio                                                33,394
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $33,394)                                           33,394
                                                                   ------------
TOTAL INVESTMENTS - 96.73%
   (Cost $12,568,228)*                                               13,677,453
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 3.27%                                461,645
                                                                   ------------
NET ASSETS - 100.00%                                               $ 14,139,098
                                                                   ============
----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $  1,109,225
         Gross unrealized depreciation                                        0
                                                                   ------------
         Net unrealized appreciation                               $  1,109,225
                                                                   ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MCDONNELL MUNICIPAL BOND FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

   (a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

 AMBAC   American Municipal Bond Assurance Corp.
   AMT   Alternative Minimum Tax
   ETM   Escrowed to Maturity
  FGIC   Financial Guaranty Insurance Co.
   FSA   Financial Security Assurance, Inc.
    GO   General Obligation
  MBIA   MBIA Insurance Corp.
   PSF   Permanent School Fund
    RB   Revenue Bond

PORTFOLIO COMPOSITION
-----------------------------------------

Municipal Securities (Moody's Ratings(a))
   Aaa                                                              70%
   Aa3                                                               8%
   Aa2                                                               6%
   A2                                                                4%
   A                                                                 4%
   NR                                                                8%
                                                                   ----
                                                                   100%
                                                                   ====

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO INVESTOR MONEY MARKET FUND                             JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     AMORTIZED
 PAR VALUE                                                             COST
----------                                                         ------------

CERTIFICATES OF DEPOSIT - 3.11%

             BANKS - 3.11%
$1,000,000   Bank of Scotland
                4.970%, 03/20/08                                   $  1,000,491
                                                                   ------------
             TOTAL CERTIFICATES OF DEPOSIT
                (Cost $1,000,491)                                     1,000,491
                                                                   ------------
COMMERCIAL PAPER (a) - 21.60%

             ASSET-BACKED - 12.35%
 1,000,000   Charta LLC
                4.180%, 03/07/08 (b)                                    993,498
 1,000,000   Eureka Securitization
                3.300%, 02/29/08 (b)                                    997,250
 1,000,000   FCAR Owner Trust
                3.900%, 04/21/08                                        989,600
 1,000,000   Fountain Square Commercial Funding
                3.450%, 04/15/08 (b)                                    992,237
                                                                   ------------
                                                                      3,972,585
                                                                   ------------
             BANKS - 9.25%
 1,000,000   Calyon North America
                3.950%, 04/10/08                                        990,125
 1,000,000   Lloyds TSB Bank PLC
                4.450%, 02/01/08                                        996,292
 1,000,000   Societe Generale North America
                5.080%, 02/11/08                                        991,110
                                                                   ------------
                                                                      2,977,527
                                                                   ------------
             TOTAL COMMERCIAL PAPER
                (Cost $6,950,112)                                     6,950,112
                                                                   ------------

REPURCHASE AGREEMENTS - 74.60%

12,000,000   Bank of America, 3.050%, dated 01/31/2008,
                matures 02/01/2008, repurchase price
                $12,001,017 (collateralized by U.S. Government
                Agency instrument, with interest rate of 5.500%
                and maturity of 2038, total market value
                $12,184,714)                                         12,000,000
12,000,000   Barclays Capital, 2.980%, dated 01/31/2008,
                matures 02/01/2008, repurchase price
                $12,000,993 (collateralized by U.S. Government
                Agency instrument, with interest rate of 5.000%
                and maturity of 2018, total market value
                $12,190,010)                                         12,000,000
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS
                (Cost $24,000,000)                                   24,000,000
                                                                   ------------
  SHARES
----------

INVESTMENT COMPANY - 1.57%

   503,867   BlackRock Liquidity Funds TempFund Portfolio               503,867
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $503,867)                                         503,867
                                                                   ------------

                                                                       VALUE
                                                                   ------------

TOTAL INVESTMENTS - 100.88%
   (Cost $32,454,470)*                                             $ 32,454,470
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.88)%                             (282,964)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 32,171,506
                                                                   ============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

   (a)   Annualized yield at the time of purchase.

   (b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2008, these securities amounted to $2,982,985 or 9.27% of net assets. These securities have been determined by the Adviser to be liquid securities.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MONTAG & CALDWELL MID CAP GROWTH FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 94.73%

             CAPITAL GOODS - 11.25%
     1,090   Ametek                                                $     48,004
       620   Cooper Industries                                           27,615
       480   Fastenal                                                    19,397
       890   Joy Global                                                  56,114
       300   L-3 Communications Holdings                                 33,249
       700   Roper Industries                                            39,144
                                                                   ------------
                                                                        223,523
                                                                   ------------
             COMMERCIAL SERVICES - 3.99%
     1,120   Ecolab                                                      54,040
       770   Paychex                                                     25,194
                                                                   ------------
                                                                         79,234
                                                                   ------------
             CONSUMER STAPLES - 5.10%
     1,130   Avon Products                                               39,573
     1,250   Bare Escentuals *                                           29,800
       520   Clorox                                                      31,886
                                                                   ------------
                                                                        101,259
                                                                   ------------
             ENERGY - 3.33%
     1,910   ION Geophysical *                                           23,684
       785   Smith International                                         42,555
                                                                   ------------
                                                                         66,239
                                                                   ------------
             FINANCE - 5.89%
       250   Affiliated Managers Group *                                 24,578
       790   Eaton Vance                                                 29,443
       720   Lazard, Class A                                             28,454
     1,250   SEI Investments                                             34,625
                                                                   ------------
                                                                        117,100
                                                                   ------------
             FOOD AND BEVERAGES - 2.14%
       740   WM Wrigley Jr.                                              42,498
                                                                   ------------
             HEALTHCARE EQUIPMENT - 5.57%
       410   Bard (C.R.)                                                 39,594
       960   Dentsply International                                      39,658
       460   Pediatrix Medical Group *                                   31,321
                                                                   ------------
                                                                        110,573
                                                                   ------------
             INDUSTRIALS - 1.46%
       380   Jacobs Engineering Group *                                  29,047
                                                                   ------------
             LIFE SCIENCE TOOLS & SERVICES - 5.68%
       720   Charles River Laboratories *                                44,712
       330   Covance *                                                   27,443
       760   PerkinElmer                                                 18,916
       380   Waters *                                                    21,831
                                                                   ------------
                                                                        112,902
                                                                   ------------
             MEDICAL PRODUCTS AND SUPPLIES - 1.85%
       570   Hologic *                                                   36,685
                                                                   ------------
             OIL AND GAS EXTRACTION - 7.88%
       415   Core Laboratories *                                         46,770
       860   FMC Technologies *                                          41,418
       730   Oceaneering International *                                 42,033

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             OIL AND GAS EXTRACTION (CONTINUED)
       470   Southwestern Energy *                                 $     26,278
                                                                   ------------
                                                                        156,499
                                                                   ------------
             PHARMACEUTICALS - 1.48%
       760   VCA Antech *                                                29,382
                                                                   ------------
             RETAIL - 12.55%
       410   Abercrombie & Fitch, Class A                                32,673
     1,370   Dick's Sporting Goods *                                     44,593
     1,260   Gildan Activewear *                                         46,519
     1,160   O'Reilly Automotive *                                       34,139
       320   Polo Ralph Lauren                                           19,389
       990   Tiffany                                                     39,501
     1,030   TJX                                                         32,507
                                                                   ------------
                                                                        249,321
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.80%
     1,230   Intersil, Class A                                           28,327
       660   MEMC Electronic Materials *                                 47,164
                                                                   ------------
                                                                         75,491
                                                                   ------------
             TECHNOLOGY - 20.21%
     1,590   Akamai Technologies *                                       48,018
       720   Amphenol, Class A                                           28,757
     1,160   Autodesk *                                                  47,734
       460   Cerner *                                                    24,104
     1,080   Citrix Systems *                                            37,390
       820   Electronic Arts *                                           38,843
     1,410   F5 Networks *                                               33,177
       370   Factset Research Systems                                    20,694
       800   Fiserv *                                                    41,096
     1,970   Network Appliance *                                         45,744
     1,640   Xilinx                                                      35,867
                                                                   ------------
                                                                        401,424
                                                                   ------------
             TRANSPORTATION - 2.55%
     1,070   Expeditors International Washington                         50,600
                                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $2,065,558)                                      1,881,777
                                                                   ------------
INVESTMENT COMPANIES - 5.40%

    99,896   BlackRock Liquidity Funds TempCash Portfolio                99,896
     7,411   BlackRock Liquidity Funds TempFund Portfolio                 7,411
                                                                   ------------
             TOTAL INVESTMENT COMPANIES
                (Cost $107,307)                                         107,307
                                                                   ------------
TOTAL INVESTMENTS - 100.13%
   (Cost $2,172,865)**                                                1,989,084
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.13)%                               (2,647)
                                                                   ------------
NET ASSETS - 100.00%                                               $  1,986,437
                                                                   ============
----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $     30,977
         Gross unrealized depreciation                                 (214,758)
                                                                   ------------
         Net unrealized depreciation                               $   (183,781)
                                                                   ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 95.65%

             AUSTRALIA - 6.46%
     1,473   Orica (a)                                             $     38,831
    12,974   Oxiana (a)                                                  36,015
     1,428   QBE Insurance Group (a)                                     36,242
     1,125   WorleyParsons (a)                                           39,981
                                                                   ------------
                                                                        151,069
                                                                   ------------
             BRAZIL - 1.86%
        41   Petroleo Brasileiro ADR                                      4,557
       351   Petroleo Brasileiro, ADR                                    39,010
                                                                   ------------
                                                                         43,567
                                                                   ------------
             CYPRUS - 1.75%
     2,630   Bank of Cyprus Public (a)                                   41,070
                                                                   ------------
             DENMARK - 1.75%
       650   Novo Nordisk, Class B (a)                                   41,009
                                                                   ------------
             FINLAND - 1.93%
     1,226   Nokia (a)                                                   45,144
                                                                   ------------
             FRANCE - 8.19%
       179   Compagnie Generale de
             Geophysique-Veritas *(a)                                    41,872
       343   Electricite de France (a)                                   35,773
       806   Neuf Cegetel (a)                                            41,919
       589   Suez (a)                                                    36,079
       493   Total (a)                                                   35,880
                                                                   ------------
                                                                        191,523
                                                                   ------------
             GERMANY - 5.09%
       454   Bayer (a)                                                   37,250
       504   Fresenius (a)                                               39,367
       231   Rational (a)                                                42,597
                                                                   ------------
                                                                        119,214
                                                                   ------------
             GREECE - 7.15%
       916   Coca-Cola Hellenic Bottling (a)                             38,652
     1,070   Cosmote Mobile Telecommunications (a)                       41,209
     1,423   Hellenic Exchanges (a)                                      48,042
     1,224   Piraeus Bank (a)                                            39,332
                                                                   ------------
                                                                        167,235
                                                                   ------------
             HONG KONG - 1.49%
    30,000   Peace Mark Holdings (a)                                     34,982
                                                                   ------------
             JAPAN - 8.37%
     2,000   Matsushita Electric Industrial (a)                          42,650
     1,500   Mitsubishi (a)                                              39,749
     2,000   Mitsui (a)                                                  40,744
     2,400   Nomura Holdings (a)                                         35,077
     6,000   Tokyu (a)                                                   37,581
                                                                   ------------
                                                                        195,801
                                                                   ------------
             LUXEMBOURG - 3.59%
       676   ArcelorMittal (a)                                           44,861
       375   Millicom International Cellular, SDR *(a)                   39,146
                                                                   ------------
                                                                         84,007
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

             NETHERLANDS - 1.94%
       662   Fugro, CVA (a)                                        $     45,375
                                                                   ------------
             NORWAY - 3.46%
     1,950   Aker Kvaerner (a)                                           36,698
       908   Yara International (a)                                      44,153
                                                                   ------------
                                                                         80,851
                                                                   ------------
             PAGUA NEW GUINEA - 1.88%
    13,533   Lihir Gold *(a)                                             44,053
                                                                   ------------
             RUSSIA - 1.49%
       418   Mobile TeleSystems, SP ADR                                  34,765
                                                                   ------------
             SINGAPORE - 5.33%
    10,000   Capitaland (a)                                              42,346
     5,000   Keppel (a)                                                  40,688
     6,000   Singapore Exchange (a)                                      41,691
                                                                   ------------
                                                                        124,725
                                                                   ------------
             SOUTH KOREA - 2.94%
       280   Doosan Heavy Industries and
             Construction (a)                                            27,737
       128   MegaStudy (a)                                               41,022
                                                                   ------------
                                                                         68,759
                                                                   ------------
             SPAIN - 1.62%
     1,295   Telefonica (a)                                              37,857
                                                                   ------------
             SWITZERLAND - 8.72%
       518   Julius Baer Holding (a)                                     36,387
       337   Lonza Group (a)                                             43,250
        90   Nestle (a)                                                  40,292
       166   Syngenta (a)                                                43,777
       141   Zurich Financial Services (a)                               40,373
                                                                   ------------
                                                                        204,079
                                                                   ------------
             UNITED KINGDOM - 20.64%
       810   Anglo American (a)                                          44,757
     1,804   BG Group (a)                                                39,800
     3,663   BP (a)                                                      39,040
     2,230   De La Rue (a)                                               40,396
       651   Lonmin (a)                                                  37,895
     3,785   Man Group (a)                                               41,673
     3,881   Rolls-Royce Group (a)                                       36,642
     1,863   Shire (a)                                                   33,384
     1,284   Standard Chartered (a)                                      43,057
     4,453   Tesco (a)                                                   37,225
     3,682   Tullow Oil (a)                                              44,118
       583   Xstrata (a)                                                 44,887
                                                                   ------------
                                                                        482,874
                                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $2,425,665)                                      2,237,959
                                                                   ------------
INVESTMENT COMPANY - 1.59%

    37,122   BlackRock Liquidity Funds TempCash Portfolio                37,122
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $37,121)                                           37,122
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------

TOTAL INVESTMENTS - 97.24%
   (Cost $2,462,786)**                                             $  2,275,081
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 2.76%                                 64,642
                                                                   ------------
NET ASSETS - 100.00%                                               $  2,339,723
                                                                   ============

     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $     38,811
         Gross unrealized depreciation                                 (226,516)
                                                                   ------------
         Net unrealized depreciation                               $   (187,705)
                                                                   ============

   (a) Securities with a total aggregate market value of $2,159,627 or 92.30% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

   ADR   American Depositary Receipt
   CVA   Commanditaire Vennootschap op Andelen (Limited Partnership with Shares)
   SDR   Swedish Depository Receipt
SP ADR   Sponsored American Depositary Receipt

As of January 31, 2008, the Barings International Fund had the following sector diversified:

                                                                 % OF TOTAL NET
SECTOR DIVERSIFICATION                                               ASSETS
----------------------                                           --------------

Materials                                                                 19.65%
Financials                                                                19.03%
Energy                                                                    14.09%
Industrial                                                                12.83%
Telecommunication Services                                                10.26%
Consumer Discretionary                                                     6.89%
Consumer Staples                                                           4.97%
Healthcare                                                                 4.86%
Utilities                                                                  3.07%
                                                                        --------
Total Investments                                                         95.65%
Cash And Net Other Assets                                                  4.35%
                                                                        --------
Net Assets                                                               100.00%
                                                                        ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

CARDINAL MID CAP VALUE FUND                                     JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------

COMMON STOCKS - 94.81%

             CONSUMER DISCRETIONARY - 11.52%
     1,039   American Eagle Outfitters                             $     23,928
       333   Barnes & Noble                                              11,305
     1,290   Jackson Hewitt Tax Service                                  28,548
        10   NVR *                                                        6,315
       939   Speedway Motorsports                                        28,499
       325   Stanley Works                                               16,692
     1,092   Triarc, Class A                                             10,319
                                                                   ------------
                                                                        125,606
                                                                   ------------
             ENERGY - 7.45%
       763   Chesapeake Energy                                           28,406
       500   Comstock Resources *                                        15,850
       269   Oceaneering International *                                 15,489
       440   Plains Exploration & Production *                           21,402
                                                                   ------------
                                                                         81,147
                                                                   ------------
             FINANCE - 8.09%
       163   Affiliated Managers Group *                                 16,025
       497   Cash America International                                  16,157
       676   Investment Technology Group *                               31,752
     1,266   Nelnet, Class A                                             16,825
       526   UCBH Holdings                                                7,427
                                                                   ------------
                                                                         88,186
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.63%
       455   West Pharmaceutical Services                                17,791
                                                                   ------------
             HEALTHCARE PROVIDERS & SERVICES - 10.62%
       642   Coventry Health Care *                                      36,324
       200   Express Scripts *                                           13,498
       211   Henry Schein *                                              12,265
       497   Laboratory Corp of America Holdings *                       36,718
       160   Lincare Holdings *                                           5,346
       236   Quest Diagnostics                                           11,640
                                                                   ------------
                                                                        115,791
                                                                   ------------
             HEALTHCARE SERVICES - 2.25%
     1,028   IMS Health                                                  24,559
                                                                   ------------
             INDUSTRIAL - 7.47%
       355   DRS Technologies                                            19,053
       321   Equifax                                                     11,906
     1,303   Pacer International                                         22,321
       806   RR Donnelley & Sons                                         28,121
                                                                   ------------
                                                                         81,401
                                                                   ------------
             INFORMATION TECHNOLOGY, SOFTWARE &
                SERVICES - 17.11%
     1,079   Check Point Software Technologies *                         22,983
     1,526   Convergys *                                                 23,668
       300   Fair Isaac                                                   7,650
       406   Fiserv *                                                    20,856
       580   Hewitt Associates *                                         21,559
       490   Intuit *                                                    15,038
     1,581   Progress Software *                                         46,671
       219   Sybase *                                                     6,180
       741   VeriFone Holdings *                                         14,501
       218   VeriSign *                                                   7,395
                                                                   ------------
                                                                        186,501
                                                                   ------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
             INSURANCE - 8.32%
       431   Gallagher (Arthur J.)                                 $     10,952
       521   Genworth Financial, Class A                                 12,681
       678   Hilb Rogal and Hobbs                                        24,530
     1,206   Willis Group Holdings                                       42,499
                                                                   ------------
                                                                         90,662
                                                                   ------------
             MATERIALS - 10.64%
       717   Carpenter Technology                                        44,196
       735   Compass Minerals International                              31,179
       562   H.B. Fuller                                                 11,667
       610   Silgan Holdings                                             28,889
                                                                   ------------
                                                                        115,931
                                                                   ------------
             MEDIA - 6.21%
       354   RH Donnelley *                                              10,645
       862   Scholastic *                                                29,541
     1,644   Virgin Media                                                27,487
                                                                   ------------
                                                                         67,673
                                                                   ------------
             TELECOMMUNICATION SERVICES - 3.50%
     2,056   Citizens Communications                                     23,582
     1,253   Windstream                                                  14,548
                                                                   ------------
                                                                         38,130
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $1,124,622)                                     1,033,378
                                                                   ------------
INVESTMENT COMPANY - 3.66%

    39,856   BlackRock Liquidity Funds TempCash Portfolio                39,856
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $39,856)                                           39,856
                                                                   ------------
TOTAL INVESTMENTS - 98.47%
   (Cost $1,164,478)**                                                1,073,234
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 1.53%                                 16,694
                                                                   ------------
NET ASSETS - 100.00%                                               $  1,089,928
                                                                   ============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $     17,519
         Gross unrealized depreciation                                 (108,763)
                                                                   ------------
         Net unrealized depreciation                               $    (91,244)
                                                                   ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

CLARIVEST MID CAP GROWTH FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------

COMMON STOCKS - 92.81%

             CONSUMER DISCRETIONARY - 7.31%
       118   Apollo Group, Class A *                               $      9,409
        45   Darden Restaurants                                           1,274
        67   DeVry                                                        3,698
       135   Discovery Holding, Class A *                                 3,135
       159   Expedia *                                                    3,660
        68   GameStop, Class A *                                          3,518
        57   Jack in the Box *                                            1,666
       101   Jarden *                                                     2,529
       241   Service Corp International                                   2,899
        63   Sotheby's                                                    1,958
                                                                   ------------
                                                                         33,746
                                                                   ------------
             CONSUMER STAPLES - 5.48%
       133   Coca-Cola Enterprises                                        3,068
        74   JM Smucker                                                   3,458
       181   Kroger                                                       4,606
       130   Loews Corp - Carolina Group                                 10,677
        46   Longs Drug Stores                                            2,117
        56   PepsiAmericas                                                1,380
                                                                   ------------
                                                                         25,306
                                                                   ------------
             ENERGY - 7.49%
        69   Cameron International *                                      2,778
       133   Denbury Resources *                                          3,365
        55   Frontier Oil                                                 1,940
       160   National-Oilwell Varco *                                     9,637
        72   Noble                                                        3,151
        40   Smith International                                          2,168
       120   Tesoro                                                       4,686
        74   W&T Offshore                                                 2,093
       113   Western Refining                                             2,413
        44   Whiting Petroleum *                                          2,365
                                                                   ------------
                                                                         34,596
                                                                   ------------
             FINANCE - 2.04%
        20   Ameriprise Financial                                         1,106
       299   Annaly Capital Management REIT                               5,896
        33   Northern Trust                                               2,421
                                                                   ------------
                                                                          9,423
                                                                   ------------
             HEALTHCARE - LIFE SCIENCES - TOOLS &
                SERVICES - 5.21%
        38   Charles River Laboratories International *                   2,360
        46   Invitrogen *                                                 3,941
       175   PerkinElmer                                                  4,356
        49   Pharmaceutical Product Development                           2,125
       152   Thermo Fisher Scientific *                                   7,826
        60   Waters *                                                     3,447
                                                                   ------------
                                                                         24,055
                                                                   ------------
             HEALTHCARE / BIO TECHNOLOGY - 0.47%
       144   Millennium Pharmaceuticals *                                 2,184
                                                                   ------------
             HEALTHCARE EQUIPMENT & SUPPLIES - 1.16%
       130   DENTSPLY International                                       5,370
                                                                   ------------
             HEALTHCARE PROVIDERS & SERVICES - 8.72%
        33   AmerisourceBergen                                            1,540
       190   CIGNA                                                        9,340
        85   Coventry Health Care *                                       4,809

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
             HEALTHCARE PROVIDERS & SERVICES (CONTINUED)
       161   Express Scripts *                                     $     10,866
       138   Humana *                                                    11,082
        42   McKesson                                                     2,637
                                                                   ------------
                                                                         40,274
                                                                   ------------
             INDUSTRIAL - 18.13%
       112   Belden                                                       4,738
        63   Continental Airlines, Class B *                              1,714
        54   Eaton                                                        4,469
       211   EMCOR Group *                                                4,627
        41   Flowserve                                                    3,367
        19   Fluor                                                        2,312
        95   Goodrich                                                     5,942
        36   ITT                                                          2,140
        60   Jacobs Engineering Group *                                   4,586
       101   L-3 Communications Holdings                                 11,194
        43   Manpower                                                     2,419
       131   Pall                                                         4,833
        65   Parker Hannifin                                              4,395
        59   Precision Castparts                                          6,714
        20   Shaw Group *                                                 1,130
        40   Terex *                                                      2,350
        79   Textron                                                      4,428
       129   URS *                                                        5,663
        71   Woodward Governor                                            4,457
        28   WW Grainger                                                  2,228
                                                                   ------------
                                                                         83,706
                                                                   ------------
             INFORMATION TECHNOLOGY - ELECTRONIC
             EQUIPMENT & INSTRUMENTS - 2.53%
       176   Arrow Electronics *                                          6,023
       159   Avnet Inc *                                                  5,662
                                                                   ------------
                                                                         11,685
                                                                   ------------
             INFORMATION TECHNOLOGY, SOFTWARE & SERVICES - 6.76%
       226   Activision *                                                 5,847
       138   Adobe Systems *                                              4,820
       171   BMC Software *                                               5,479
       241   CA                                                           5,309
       127   Computer Sciences *                                          5,375
        62   Hewitt Associates, Class A *                                 2,304
       129   Nuance Communications *                                      2,050
                                                                   ------------
                                                                         31,184
                                                                   ------------
             INSURANCE - 2.74%
        41   ACE                                                          2,392
       100   Aon                                                          4,352
       260   Unum Group                                                   5,881
                                                                   ------------
                                                                         12,625
                                                                   ------------
             MATERIALS - 7.67%
        49   Air Products and Chemicals                                   4,411
       210   Celanese, Series A                                           7,808
        58   Mosaic *                                                     5,279
        84   Owens-Illinois *                                             4,234
        77   Sigma-Aldrich                                                3,824
       109   Steel Dynamics                                               5,684
        41   United States Steel                                          4,186
                                                                   ------------
                                                                         35,426
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

CLARIVEST MID CAP GROWTH FUND                                   JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.35%
       147   Amkor Technology *                                    $      1,123
       162   Lam Research *                                               6,219
       108   MEMC Electronic Materials *                                  7,718
       204   NVIDIA *                                                     5,016
                                                                   ------------
                                                                         20,076
                                                                   ------------
             TELECOMMUNICATION SERVICES - 1.66%
       207   CenturyTel                                                   7,640
                                                                   ------------
             UTILITIES - 11.09%
        52   Energen                                                      3,271
        67   Entergy                                                      7,248
        41   FirstEnergy                                                  2,920
       134   Pepco Holdings                                               3,412
       155   PPL                                                          7,582
        87   Public Service Enterprise Group                              8,352
        67   Questar                                                      3,411
       149   Sempra Energy                                                8,329
       161   Southern Union                                               4,376
        87   UGI                                                          2,316
                                                                   ------------
                                                                         51,217
                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $475,587)                                         428,513
                                                                   ------------
INVESTMENT COMPANY - 1.32%

     6,100   BlackRock Liquidity Funds TempCash Portfolio                 6,100
                                                                   ------------
             TOTAL INVESTMENT COMPANY
                (Cost $6,100)                                             6,100
                                                                   ------------
TOTAL INVESTMENTS - 94.13%
   (Cost $481,687)**                                                    434,613
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 5.87%                                 27,091
                                                                   ------------
NET ASSETS - 100.00%                                               $    461,704
                                                                   ============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $      6,065
         Gross unrealized depreciation                                  (53,139)
                                                                   ------------
         Net unrealized depreciation                               $    (47,074)
                                                                   ============

  REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MB ENHANCED EQUITY INCOME FUND                                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 93.94%

            BASIC MATERIALS - 4.75%
     2,000  Dow Chemical                                           $     77,320
     1,000  PPG Industries                                               66,090
                                                                   ------------
                                                                        143,410
                                                                   ------------
            CHEMICALS - 2.99%
     2,000  duPont (E. I.) de Nemours                                    90,360
                                                                   ------------
            COMMUNICATIONS - 2.84%
     3,500  Cisco Systems *                                              85,750
                                                                   ------------
            CONSUMER NON-CYCLICAL - 3.26%
     1,500  Kimberly-Clark                                               98,475
                                                                   ------------
            CONSUMER STAPLES - 2.18%
     1,000  Procter & Gamble                                             65,950
                                                                   ------------
            ELECTRICAL - 3.40%
     2,900  General Electric                                            102,689
                                                                   ------------
            ENTERTAINMENT AND LEISURE - 3.54%
     2,400  Carnival                                                    106,776
                                                                   ------------
            FINANCE - 19.34%
     2,000  American Express                                             98,640
     2,300  Bank of America                                             102,005
     3,000  Citigroup                                                    84,660
     2,000  Comerica                                                     87,240
     1,200  SunTrust Banks                                               82,740
     2,000  Wachovia                                                     77,860
     1,500  Wells Fargo                                                  51,015
                                                                   ------------
                                                                        584,160
                                                                   ------------
            FOOD AND BEVERAGES - 3.37%
     3,500  Sysco                                                       101,675
                                                                   ------------
            MACHINERY - 2.83%
     1,200  Caterpillar                                                  85,368
                                                                   ------------
            MEDICAL PRODUCTS AND SUPPLIES - 1.68%
       800  Johnson & Johnson                                            50,608
                                                                   ------------
            OIL AND GAS EXTRACTION - 5.10%
       600  ConocoPhillips                                               48,192
     1,400  Schlumberger                                                105,644
                                                                   ------------
                                                                        153,836
                                                                   ------------
            PHARMACEUTICALS - 2.32%
     3,000  Pfizer                                                       70,170
                                                                   ------------
            RETAIL - 14.10%
     4,000  Home Depot                                                  122,680
     2,000  Kohl's *                                                     91,280
     4,600  Staples                                                     110,124
     2,900  Walgreen                                                    101,819
                                                                   ------------
                                                                        425,903
                                                                   ------------
            TECHNOLOGY - 14.67%
     2,500  Automatic Data Processing                                   101,425
     4,500  EMC                                                          71,415
     4,000  Intel                                                        84,800
     3,000  Microsoft                                                    97,800

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

            TECHNOLOGY (CONTINUED)
     4,000  Xilinx                                                 $     87,480
                                                                   ------------
                                                                        442,920
                                                                   ------------
            TRANSPORTATION - 7.57%
     1,000  Burlington Northern Santa Fe                                 86,520
     1,000  Norfolk Southern                                             54,390
     1,200  United Parcel Service, Class B                               87,792
                                                                   ------------
                                                                        228,702
                                                                   ------------
            TOTAL COMMON STOCKS
               (Cost $2,671,591)                                      2,836,752
                                                                   ------------
INVESTMENT COMPANY - 4.90%

   148,169  BlackRock Liquidity Funds TempCash Portfolio                148,169
                                                                   ------------
            TOTAL INVESTMENT COMPANY
               (Cost $148,169)                                          148,169
                                                                   ------------
TOTAL INVESTMENTS - 98.84%
  (Cost $2,819,760)**                                                 2,984,921
                                                                   ------------
CALL OPTIONS WRITTEN - (4.04)%
  (Premiums received $97,399)                                          (121,864)
NET OTHER ASSETS AND LIABILITIES - 5.20%                                156,787
                                                                   ------------
NET ASSETS - 100.00%                                               $  3,019,844
                                                                   ============

----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $    172,897
         Gross unrealized depreciation                                   (7,736)
                                                                   ------------
         Net unrealized appreciation                               $    165,161
                                                                   ============

 NUMBER OF                                                            MARKET
 CONTRACTS  DESCRIPTION                                               VALUE
-------------------------------------------------------------------------------

OPTIONS - (4.04)%

            Bank of America - Calls
        12  Strike @ $45 Exp 08/08                                 $     (3,864)
        11  Strike @ $45.5 Exp 08/08                                     (2,178)
                                                                   ------------
                                                                         (6,042)
                                                                   ------------
            Burlington Northern Santa Fe - Call
        10  Strike @ $90 Exp 07/08                                       (6,000)
                                                                   ------------
            Carnival - Call
        24  Strike @ $45 Exp 07/08                                       (7,440)
                                                                   ------------
            Caterpillar - Call
        12  Strike @ $75 Exp 08/08                                       (5,520)
                                                                   ------------
            Cisco Systems - Call
        23  Strike @ $30 Exp 07/08                                       (1,495)
                                                                   ------------
            Citigroup - Call
        30  Strike @ $32.5 Exp 09/08                                     (4,650)
                                                                   ------------
            Comerica - Calls
        10  Strike @ $50 Exp 07/08                                       (1,850)
        10  Strike @ $45 Exp 07/08                                       (3,700)
                                                                   ------------
                                                                         (5,550)
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

MB ENHANCED EQUITY INCOME FUND                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

 NUMBER OF                                                            MARKET
 CONTRACTS  DESCRIPTION                                               VALUE
-------------------------------------------------------------------------------

OPTIONS (CONTINUED)

            ConocoPhillips - Call
         6  Strike @ $80 Exp 08/08                                 $     (4,230)
                                                                   ------------
            Dow Chemical  - Calls
         7  Strike @ $45 Exp 09/08                                         (805)
                                                                   ------------
            Dow Chemical - Calls
         6  Strike @ $40 Exp 09/08                                       (1,800)
                                                                   ------------
            EMC - Call
        30  Strike @ $20 Exp 07/08                                       (1,650)
                                                                   ------------
            General Electric - Call
        29  Strike @ $37.5 Exp 09/08                                     (4,582)
                                                                   ------------
            Home Depot - Call
        40  Strike @ $32.5 Exp 08/08                                     (9,200)
                                                                   ------------
            Intel - Call
        40  Strike @ $24 Exp 07/08                                       (3,560)
                                                                   ------------
            Kohl's - Calls
        10  Strike @ $50 Exp 07/08                                       (3,900)
        10  Strike @ $55 Exp 07/08                                       (2,000)
                                                                   ------------
                                                                         (5,900)
                                                                   ------------
            Microsoft - Call
        20  Strike @ $35 Exp 07/08                                       (2,720)
                                                                   ------------
            Norfolk Southern - Call
        10  Strike @ $55 Exp 09/08                                       (5,700)
                                                                   ------------
            Pfizer - Call
        30  Strike @ $25 Exp 09/08                                       (2,700)
                                                                   ------------
            PPG Industries - Call
        10  Strike @ $70 Exp 08/08                                       (3,600)
                                                                   ------------
            Proctor & Gamble - Call
        10  Strike @ $70 Exp 07/08                                       (2,050)
                                                                   ------------
            Schlumberger - Call
        10  Strike @ $90 Exp 08/08                                       (3,500)
                                                                   ------------
            Staples - Call
        46  Strike @ $25 Exp 06/08                                       (8,280)
                                                                   ------------
            Sysco - Calls
        20  Strike @ $30 Exp 08/08                                       (3,700)
        15  Strike @ $32.5 Exp 08/08                                     (1,275)
                                                                   ------------
                                                                         (4,975)
                                                                   ------------
            United Parcel Service - Call
        7   Strike @ $75 Exp 07/08                                       (2,240)
                                                                   ------------
            Wachovia - Call
        20  Strike @ $40 Exp 07/08                                       (6,600)
                                                                   ------------
            Walgreen - Call
        29  Strike @ $37.5 Exp 07/08                                     (5,075)
                                                                   ------------
            Wells Fargo - Call
        15  Strike @ $32.5 Exp 07/08                                     (6,000)
                                                                   ------------
            TOTAL OPTIONS
             (Premiums received $97,399)                           $   (121,864)
                                                                   ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

SGA INTERNATIONAL SMALL-MID CAP FUND                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------

COMMON STOCKS - 84.29%

            AUSTRALIA - 7.78%

       528  Caltex Australia (a)                                   $      7,564
       703  CSL (a)                                                      22,008
     6,234  Macquarie DDR Trust, REIT (a)                                 3,902
     2,392  Minara Resources (a)                                         10,831
       648  Newcrest Mining (a)                                          20,513
       547  Origin Energy (a)                                             4,322
     2,783  PMP (a)                                                       4,151
                                                                   ------------
                                                                         73,291
                                                                   ------------
            AUSTRIA - 0.90%

       341  Austrian Airlines * (a)                                       2,722
       194  Zumtobel (a)                                                  5,793
                                                                   ------------
                                                                          8,515
                                                                   ------------
            BELGIUM - 1.41%

        58  Umicore (a)                                                  13,250
                                                                   ------------
            BERMUDA - 0.91%

       200  Frontline (a)                                                 8,564
                                                                   ------------
            BRAZIL - 2.03%

       900  Companhia Energetica de Sao Paulo,ADR *                      19,135
                                                                   ------------
            CANADA - 4.79%

        58  Astral Media                                                  2,388
     2,100  Breakwater Resources *                                        3,033
       200  Ensign Energy Services                                        2,916
        80  First Quantum Minerals                                        5,991
       500  Gerdau Ameristeel                                             6,200
       900  Neo Material Technologies *                                   3,612
       100  Precision Drilling Trust                                      1,724
     1,047  WestJet Airlines *                                           19,218
                                                                   ------------
                                                                         45,082
                                                                   ------------
            DENMARK - 0.95%

        25  D/S Norden (a)                                                2,605
        65  Danisco (a)                                                   4,382
        20  Solar Holdings, B Shares (a)                                  1,946
                                                                   ------------
                                                                          8,933
                                                                   ------------
            FINLAND - 2.84%

       195  Metso (a)                                                     9,174
       139  Nokian Renkaat (a)                                            4,738
       405  Outokumpu (a)                                                12,842
                                                                   ------------
                                                                         26,754
                                                                   ------------
            FRANCE - 1.16%

       150  Rhodia * (a)                                                  4,188
       182  Valeo (a)                                                     6,725
                                                                   ------------
                                                                         10,913
                                                                   ------------
            GERMANY - 4.23%

        76  Arques Industries (a)                                         1,690
       152  Merck KGaA (a)                                               18,798
       188  Praktiker Bau- und Heimwerkermaerkte Holding (a)              4,014
       276  ProSiebenSat.1 Media (a)                                      5,553
        27  Puma (a)                                                      9,791
                                                                   ------------
                                                                         39,846
                                                                   ------------

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                         ------------

            GREECE - 0.90%
       148  Gr. Sarantis (a)                                       $      2,569
       421  Sidenor Steel Products Manufacturing (a)                      5,862
                                                                   ------------
                                                                          8,431
                                                                   ------------
            HONG KONG - 4.14%
     6,000  Denway Motors (a)                                             3,539
    20,000  Galileo Holdings * (a)                                        2,504
     7,000  Huabao International Holdings (a)                             6,390
     5,500  Link REIT (a)                                                13,995
     1,166  Orient Overseas International (a)                             7,105
    12,000  Shenzhen Investment (a)                                       5,497
                                                                   ------------
                                                                         39,030
                                                                   ------------
            IRELAND - 0.15%
        52  Kerry Group, Class A (a)                                      1,400
                                                                   ------------
            ISRAEL - 2.51%
       300  Gilat Satellite Networks *                                    3,267
       500  Mellanox Technologies *                                       7,915
       600  Partner Communications, ADR                                  12,450
                                                                   ------------
                                                                         23,632
                                                                   ------------
            ITALY - 2.31%
       269  Benetton Group (a)                                            3,670
    15,725  Pirelli & C. * (a)                                           16,436
     5,060  Seat Pagine Gialle (a)                                        1,670
                                                                   ------------
                                                                         21,776
                                                                   ------------
            JAPAN - 15.64%
       230  ACOM (a)                                                      5,769
       600  Daiei * (a)                                                   2,981
       386  Dowa Holdings (a)                                             2,593
     5,000  Haseko * (a)                                                  8,509
       361  Hitachi Construction Machinery (a)                            8,495
     5,271  Hokuhoku Financial Group (a)                                 16,512
       400  Joyo Bank (a)                                                 2,284
       400  Makita (a)                                                   14,991
       200  Mandom (a)                                                    5,915
     3,000  Mitsubishi Materials (a)                                     12,420
     2,500  Mitsui Mining * (a)                                           9,305
       665  NGK Insulators (a)                                           17,273
     1,378  Nippon Soda (a)                                               4,555
       276  Pacific Metals (a)                                            2,168
        24  Shimamura (a)                                                 1,967
       692  Shimizu (a)                                                   3,569
       400  Showa Shell Sekiyu K.K. (a)                                   3,502
       559  Sumitomo Heavy Industries (a)                                 4,683
     2,000  Taisei (a)                                                    5,882
       338  Tokyu Land (a)                                                2,742
       387  Toyo Engineering (a)                                          1,738
       600  Urban (a)                                                     5,589
       364  Yaskawa Electric (a)                                          3,893
                                                                   ------------
                                                                        147,335
                                                                   ------------
            NETHERLANDS - 1.65%
       278  Corporate Express (a)                                         1,613
       110  TomTom * (a)                                                  6,071
       320  Vedior (a)                                                    7,878
                                                                   ------------
                                                                         15,562
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

SGA INTERNATIONAL SMALL-MID CAP FUND                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------

            NORWAY - 0.23%
       100  Petroleum Geo-Services (a)                             $      2,162
                                                                   ------------
            SINGAPORE - 2.41%
     4,000  Allgreen Properties (a)                                       3,192
     3,000  Ho Bee Investment (a)                                         2,503
     4,542  Neptune Orient Lines (a)                                     10,543
     1,000  Singapore Press Holdings (a)                                  3,102
     2,000  Wing Tai Holdings (a)                                         3,311
                                                                   ------------
                                                                         22,651
                                                                   ------------
            SOUTH AFRICA - 1.08%
     3,597  Metropolitan Holdings (a)                                     6,548
     1,385  Sanlam (a)                                                    3,650
                                                                   ------------
                                                                         10,198
                                                                   ------------
            SPAIN - 1.32%
     2,069  Iberia Lineas Aereas de Espana (a)                            7,070
        70  Indra Sistemas (a)                                            1,806
       171  Martinsa-Fadesa *                                             3,562
                                                                   ------------
                                                                         12,438
                                                                   ------------
            SWEDEN - 4.42%
     1,200  AB SKF, B Shares (a)                                         21,637
     1,050  Boliden (a)                                                   9,621
       100  Eniro (a)                                                       831
       500  JM (a)                                                        9,522
                                                                   ------------
                                                                         41,611
                                                                   ------------
            SWITZERLAND - 3.24%
       211  Actelion * (a)                                               10,549
         6  Givaudan (a)                                                  5,917
        52  Swatch Group (a)                                             14,039
                                                                   ------------
                                                                         30,505
                                                                   ------------
            TAIWAN - 1.32%
     1,400  Acer, SP GDR                                                 10,920
       100  Lite-On Technology, GDR                                       1,461
                                                                   ------------
                                                                         12,381
                                                                   ------------
            UNITED KINGDOM - 15.97%
     1,043  Amlin (a)                                                     5,585
       175  Bovis Homes Group (a)                                         2,129
       461  BSS Group (a)                                                 3,222
     1,288  Cape * (a)                                                    5,888
       748  Charter * (a)                                                10,421
     2,232  Chaucer Holdings (a)                                          4,332
     1,421  Collins Stewart (a)                                           3,937
       462  CSR * (a)                                                     4,903
       367  Daily Mail & General Trust, Class A (a)                       3,873
     3,083  DS Smith (a)                                                  9,732
     1,414  Enterprise Inns (a)                                          12,632
     2,305  Hays (a)                                                      4,741
       905  Helphire Group (a)                                            5,715
       779  Imi (a)                                                       5,850
       307  Investec (a)                                                  2,614
     1,816  ITE Group (a)                                                 5,122
       602  John Wood Group (a)                                           4,577
       675  Kesa Electricals (a)                                          3,247
       891  Ladbrokes (a)                                                 5,333
     2,996  Rentokil Initial (a)                                          6,475

                                                                       MARKET
 SHARES                                                                VALUE
----------                                                         ------------
            UNITED KINGDOM (CONTINUED)
       368  Rexam (a)                                              $      3,085
       438  Sibir Energy (a)                                              4,416
       881  Spice (a)                                                     7,960
     6,222  Spirent Communications * (a)                                  6,803
     4,353  Sportingbet * (a)                                             3,648
     1,315  Taylor Wimpey (a)                                             4,755
       293  Trinity Mirror (a)                                            1,924
       721  Tullett Prebon (a)                                            7,457
                                                                   ------------
                                                                        150,376
                                                                   ------------
            TOTAL COMMON STOCKS
               (Cost $964,632)                                          793,771
                                                                   ------------

INVESTMENT COMPANIES - 13.88%

    43,765  BlackRock Liquidity Funds TempCash Portfolio                 43,765
       330  iShares MSCI Australia Index Fund,ETF                         8,857
       121  iShares MSCI EAFE Index Fund, ETF                             8,747
       165  iShares MSCI EMU Index Fund, ETF                             17,733
       400  iShares MSCI United Kingdom Index Fund, ETF                   8,860
     1,400  SPDR S&P International Small Cap,ETF                         42,756
                                                                   ------------
            TOTAL INVESTMENT COMPANIES
               (Cost $138,832)                                          130,718
                                                                   ------------
RIGHTS - 0%
            ITALY - 0.00%
    15,725  Pirelli & C. Rights, Expire: 02/27/2008 *                         0
                                                                   ------------
            TOTAL RIGHTS
              (Cost $0)                                                       0
                                                                   ------------
TOTAL INVESTMENTS - 98.17%
  (Cost $1,103,464)**                                                   924,489
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 1.83%                                 17,268
                                                                   ------------
NET ASSETS - 100.00%                                               $    941,757
                                                                   ============
----------
     *   Non-income producing security.

    ** At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                             $     14,245
         Gross unrealized depreciation                                 (193,220)
                                                                   ------------
         Net unrealized depreciation                               $   (178,975)
                                                                   ============

   (a) Securities with a total aggregate market value of $689,979 or 73.27% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

   ADR   American Depositary Receipt
   ETF   Exchange Traded Fund
   GDR   Global Depositary Receipt
  REIT   Real Estate Investment Trust
SP GDR   Sponsored Global Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

SGA INTERNATIONAL SMALL-MID CAP FUND                            JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

As of January 31, 2008, the SGA International Small-Mid Cap Fund had the following sector diversified:

                                                                 % OF TOTAL NET
SECTOR DIVERSIFICATION                                               ASSETS
----------------------                                           --------------

Industrial                                                                17.48%
Basic Materials                                                           15.43%
Consumer Cyclicals                                                        15.08%
Exchange Traded Funds                                                      9.23%
Finance                                                                    9.12%
Consumer Non-Cyclicals                                                     5.82%
Healthcare                                                                 5.45%
Communication                                                              4.44%
Technology                                                                 3.51%
Energy                                                                     3.32%
Utilities                                                                  2.03%
Banks                                                                      2.00%
Food, Beverage, and Tobacco                                                0.61%
                                                                 --------------
Total Investments                                                         93.52%
Cash and Other Assets                                                      6.48%
                                                                 --------------
Net Assets                                                               100.00%
                                                                 ==============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

SMART ALLOCATION ETF FUND                                      JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   SHARES                                                           VALUE
--------------                                                  ---------------

EXCHANGE TRADED FUNDS - 98.29%

           424   BLDRS Emerging Markets 50 ADR Index Fund       $        21,404
           249   iShares Cohen & Steers Realty Majors Index
                    Fund                                                 19,494
           300   iShares Dow Jones U.S. Real Estate Index
                    Fund                                                 19,590
           268   iShares iBoxx $ Investment Grade Corporate
                    Bond Fund                                            28,829
         6,739   iShares Lehman 1-3 Year Treasury Bond Fund             563,043
           184   iShares Lehman Aggregate Bond Fund                      19,027
           880   iShares MSCI Brazil Index Fund                          66,818
           536   iSHares MSCI South Korea Index Fund                     30,322
           139   iShares S&P Latin America 40 Index Fund                 33,160
           823   PowerShares DB Agriculture Fund                         30,443
           876   PowerShares DB Base Metals Fund                         21,243
           583   PowerShares DB Energy Fund                              20,294
           588   PowerShares DB Precious Metals Fund                     20,139
           447   Short QQQ ProShares                                     27,312
           220   Vanguard Emerging Markets                               20,876
           302   Vanguard Industrials                                    20,895
                                                                ---------------
                 TOTAL EXCHANGE TRADED FUNDS
                    (Cost $951,878)                                     962,889
                                                                ---------------
INVESTMENT COMPANY - 1.77%

        17,343   BlackRock Liquidity Funds TempCash
                    Portfolio                                            17,343
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $17,343)                                       17,343
                                                                ---------------
TOTAL INVESTMENTS - 100.06%
   (Cost $969,221)*                                                     980,232
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.06)%                                 (591)
                                                                ---------------
NET ASSETS - 100.00%                                            $       979,641
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $        17,716
         Gross unrealized depreciation                                   (6,705)
                                                                ---------------
         Net unrealized appreciation                            $        11,011
                                                                ===============
   ADR   American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO GOVERNMENT MONEY MARKET FUND                          JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
--------------                                                  ---------------

REPURCHASE AGREEMENTS - 93.68%

$  219,000,000   Barclays Capital, 2.980%, dated 01/31/08,
                    matures 02/01/08, repurchase price
                    $219,018,128,(collateralized by U.S.
                    Government Agency instruments, with
                    interest rates from 5.500% to 6.500%
                    and maturities from 2037 to 2038,
                    total market value $223,380,000)            $   219,000,000
   110,000,000   Deutsche Bank Securities, 3.000%, dated
                    01/31/08, matures 02/01/08, repurchase
                    price $110,009,167,(collateralized
                    by U.S. Government Agency instruments,
                    with interest rates from 5.000% to
                    7.000% and maturities from 2027 to
                    2038, total market value $112,200,001)          110,000,000
                                                                ---------------
                 TOTAL REPURCHASE AGREEMENTS
                    (Cost $329,000,000)                             329,000,000
                                                                ---------------
   SHARES
--------------

INVESTMENT COMPANIES - 6.56%

    13,375,278   AIM STIT Government & Agency Portfolio              13,375,278
     9,643,568   BlackRock Liquidity Funds FedFund Portfolio          9,643,568
                                                                ---------------
                 TOTAL INVESTMENT COMPANIES
                    (Cost $23,018,846)                               23,018,846
                                                                ---------------

TOTAL INVESTMENTS - 100.24%
   (Cost $352,018,846)*                                             352,018,846
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.24)%                             (835,951)
                                                                ---------------
NET ASSETS - 100.00%                                            $   351,182,895
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

  STIT   Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO MONEY MARKET FUND                                     JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
--------------                                                  ---------------

COMMERCIAL PAPER (a) - 61.56%

                 ASSET-BACKED - 22.42%
$   10,000,000   Atlantic Asset Securitization
                    3.900%, 04/11/08 (b)                        $     9,924,167
    10,000,000   Eureka Securitization
                    3.250%, 03/03/08 (b)                              9,972,014
    10,000,000   Fcar Owner Trust II
                    3.910%, 05/21/08                                  9,880,528
     7,500,000   Fountain Square Commercial Funding
                    4.500%, 04/08/08 (b)                              7,437,188
    10,000,000   Old Line Funding
                    4.350%, 02/27/08 (b)                              9,968,583
    10,000,000   Sheffield Receivables
                    3.850%, 04/04/08 (b)                              9,932,625
                                                                ---------------
                                                                     57,115,105
                                                                ---------------
                 BANKS - 39.14%
    10,000,000   ANZ National International
                    4.600%, 03/25/08 (b)                              9,932,278
    10,000,000   Bank of Scotland
                    4.680%, 02/26/08                                  9,967,500
    10,000,000   Barclays US Funding
                    4.790%, 02/11/08                                  9,986,694
    10,000,000   Calyon NA
                    5.000%, 03/05/08                                  9,954,167
    10,000,000   ING Funding
                    5.000%, 03/10/08                                  9,947,222
    10,000,000   Lloyds TSB Bank
                    4.450%, 02/01/08                                 10,000,000
    10,000,000   Societe Generale North America
                    5.080%, 02/11/08                                  9,985,889
    10,000,000   Toronto Dominion Holdings (NY)
                    4.470%, 02/05/08 (b)                              9,995,033
    10,000,000   UBS Finance (DE)
                    5.025%, 03/06/08                                  9,952,542
    10,000,000   Westpac Banking
                    4.460%, 02/28/08 (b)                              9,966,550
                                                                ---------------
                                                                     99,687,875
                                                                ---------------
                 TOTAL COMMERCIAL PAPER                             156,802,980
                   (Cost $156,802,980)                          ---------------
CERTIFICATES OF DEPOSIT - 11.78%

    10,000,000   American Express Centurion Bank
                    4.430%, 04/10/08                                 10,000,000
    10,000,000   BNP Paribas (NY)
                    4.750%, 06/20/08                                 10,013,026
    10,000,000   Natixis (NY)
                    4.480%, 05/08/08                                 10,000,796
                                                                ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                    (Cost $30,013,822)                               30,013,822
                                                                ---------------

                                                                    MARKET
  PAR VALUE                                                          VALUE
--------------                                                  ---------------

REPURCHASE AGREEMENTS - 26.30%

$   38,000,000   Bank of America, 3.050% dated 01/31/08,
                    matures 02/01/08, repurchase price
                    $38,003,219 (collaterized by U.S.
                    Government Agency Instrument, with
                    interest rate of 5.500 % and maturity
                    of 2038, total market value $38,760,000)    $    38,000,000
    29,000,000   Barclays Capital, 2.980% dated 01/31/08,
                    matures 02/01/08, repurchase price
                    $29,002,401 (collaterized by U.S.
                    Government Agency Instrument, with
                    interest rate of 5.000% and maturity of
                    2037, total market value $29,580,000)            29,000,000
                                                                ---------------
                 TOTAL REPURCHASE AGREEMENTS
                    (Cost $67,000,000)                               67,000,000
                                                                ---------------

    SHARES
--------------

INVESTMENT COMPANY - 0.37%

       943,569   BlackRock Liquidity Funds TempFund
                    Portfolio                                           943,569
                                                                ---------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $943,569)                                     943,569
                                                                ---------------
TOTAL INVESTMENTS - 100.01%
   (Cost $254,760,371)*                                             254,760,371
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.01)%                              (16,817)
                                                                ---------------
NET ASSETS - 100.00%                                            $   254,743,554
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

   (a)   Annualized yield at the time of purchase.

   (b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2008, these securities amounted to $77,128,438 or 30.28% of net assets. These securities have been determined by the Adviser to be liquid securities.

  (DE)   Delaware
  (NY)   New York

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ----------------

MUNICIPAL OBLIGATIONS (a) - 96.73%

                 ALASKA - 2.62%
                 Valdez Marine Terminal RB
                    BP Pipelines, Inc. Project
$      200,000      1.800%, 02/01/08                            $        200,000
     1,725,000      Series A
                    1.800%, 02/01/08                                   1,725,000
     2,440,000      Series B
                    1.800%, 02/01/08                                   2,440,000
     2,250,000      Exxon Pipeline Co. Project
                    1.890%, 02/01/08                                   2,250,000
                                                                ----------------
                                                                       6,615,000
                                                                ----------------
                 CALIFORNIA - 16.51%
    11,200,000   California Pollution Control
                    Financing Authority
                    Pacific Gas & Electric, Series C
                    1.500%, 02/01/08
                    LOC: JP Morgan Chase Bank                         11,200,000
                 California State Department of
                    Water Resources Power Supply RB,
    11,255,000      Series B-2
                    1.650%, 02/01/08
                    LOC: BNP Paribas                                  11,255,000
     1,250,000      Sub Series F-2
                    1.500%, 02/01/08
                    LOC: JP Morgan Chase Bank, Societe
                    Generale                                           1,250,000
                 California State, GO,
                    Daily-Kindergarten-University
    10,000,000      Series A-1
                    1.500%, 02/01/08
                    LOC: Citibank                                     10,000,000
     5,370,000      Series A-3
                    1.650%, 02/01/08
                    LOC: Citibank                                      5,370,000
     1,600,000      Series B-1
                    1.500%, 02/01/08
                    LOC: Citibank; State Street;
                      National Australia Bank                          1,600,000
     1,100,000   Los Angeles Convention & Exhibit
                    Center Authority
                    Lease RB
                    Sub Series B-2
                    2.200%, 02/06/08
                    Insured: AMBAC
                    SPA: Dexia Credit Local                            1,100,000
                                                                ----------------
                                                                      41,775,000
                                                                ----------------
                 COLORADO - 2.37%
     2,840,000   Colorado Educational & Cultural
                    Facilities RB,
                    Naropa University Project
                    2.200%, 02/07/08
                    LOC: Wells Fargo Bank                              2,840,000
     3,150,000   Colorado Housing Finance Authority
                    Loretto Housing Project
                    2.000%, 02/06/08                                   3,150,000
                                                                ----------------
                                                                       5,990,000
                                                                ----------------

                                                                   AMORTIZED
   PAR VALUE                                                         COST
--------------                                                  ----------------

                 CONNECTICUT - 2.57%
$    1,400,000   Connecticut State Health, GO,
                    Series B
                    1.850%, 02/07/08
                    SPA: Bayerische Landesbank                  $      1,400,000
                 Connecticut State HEFA RB,
                    Yale University
        90,000      Series T-1
                    1.500%, 02/01/08                                      90,000
       100,000      Series T-2
                    1.690%, 02/07/08                                     100,000
     1,000,000      Series V-2
                    1.600%, 02/07/08                                   1,000,000
     2,800,000      Series X-3
                    1.500%, 02/01/08                                   2,800,000
     1,100,000      Series Y-2
                    1.600%, 02/01/08                                   1,100,000
                                                                ----------------
                                                                       6,490,000
                                                                ----------------
                 FLORIDA - 2.25%
     4,700,000   Collier County Educational
                    Facilities Authority RB,
                    International College Project
                    2.800%, 02/01/08
                    LOC: Fifth Third Bank                              4,700,000
     1,000,000   Florida Gulf Coast University Financing
                    Capital Improvement Revenue
                    Packaging Project, Series B
                    1.800%, 02/07/08
                    LOC: Wachovia Bank                                 1,000,000
                                                                ----------------
                                                                       5,700,000
                                                                ----------------
                 GEORGIA - 1.98%
     5,000,000   Metropolitan Atlanta Rapid Transit
                    Authority RB, Series A
                    1.970%, 02/06/08
                    LOC: Bayerische Landesbank, Westdeutsche
                    Landesbank                                         5,000,000
                                                                ----------------
                 ILLINOIS - 5.95%
     5,670,000   Chicago Board of Education, GO,
                    Series C-1
                    1.800%, 02/01/08
                    Insured: FSA
                    SPA: Depfa Bank                                    5,670,000
     2,300,000   Illinois Development Financing
                 Authority
                    Orleans Multifamily Housing Project
                    2.450%, 02/01/08
                    Insured: FSA
                    SPA: Bank of New York                              2,300,000
     6,470,000   Illinois Health Facilities Authority RB
                    Gottlieb Health Resources Group
                    2.000%, 02/07/08
                    LOC: Harris Trust & Savings Bank                   6,470,000
       620,000   Illinois State, GO,
                    Series B
                    2.070%, 02/06/08
                    SPA: Depfa Bank                                      620,000
                                                                ----------------
                                                                      15,060,000
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ----------------

                 INDIANA - 1.07%
$    2,700,000   Hammond PCR,
                    Amoco Oil Project
                    1.800%, 02/01/08                            $      2,700,000
                                                                ----------------
                 LOUISIANA - 1.55%
     3,925,000   Saint Charles Parish PCR,
                    Shell Oil Co. Project, Series B
                    1.800%, 02/01/08                                   3,925,000
                                                                ----------------
                 MARYLAND - 1.88%
                 Maryland State Health & Higher
                    Education Facilities Authority RB,
                    Pooled Loan Program,
       650,000      Series A
                    1.980%, 02/06/08
                    LOC: Bank One Trust                                  650,000
     4,100,000      Series B
                    2.090%, 02/06/08
                    LOC: First National Bank                           4,100,000
                                                                ----------------
                                                                       4,750,000
                                                                ----------------
                 MASSACHUSETTS - 9.39%
                 Massachusetts State Central Artery, GO,
    11,625,000      Series A
                    1.800%, 02/01/08
                    SPA: Landesbank Baden-Wurttemberg                 11,625,000
       640,000      Series B
                    1.800%, 02/01/08
                    SPA: State Street Bank & Trust                       640,000
     5,000,000   Massachusetts State Development Finance
                    Agency, Harvard University
                    Series B-1
                    1.600%, 02/01/08                                   5,000,000
                 Massachusetts State HEFA RB
     4,000,000      Childrens Hospital
                    Series L-2
                    4.000%, 02/01/08
                    Insured: AMBAC
                    SPA: Bank of America                               4,000,000
       640,000      Harvard University, Series L
                    1.700%, 02/06/08                                     640,000
     1,850,000   Massachusetts Water Resources
                    Authority, Multi-Modal,
                    Subordinated General RB
                    Series C
                    1.900%, 02/01/08
                    LOC: Landesbank Hessen Thurigen
                    Girozentrale                                       1,850,000
                                                                ----------------
                                                                      23,755,000
                                                                ----------------
                 MINNESOTA - 6.64%
     1,905,000   Hennepin County, GO, Series A
                    2.050%, 02/07/08
                    SPA: State Street Bank & Trust                     1,905,000
     1,610,000   Minneapolis Convention Center,
                    GO, Convention Center Bonds
                    2.050%, 02/07/08
                    SPA: Dexia Credit Local                            1,610,000
     7,705,000   Minneapolis, Guthrie Theater
                    Project, Series A, RB
                    2.050%, 02/07/08
                    LOC: Wells Fargo Bank N.A.                         7,705,000

                                                                    AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ----------------

                 MINNESOTA (CONTINUED)
$       80,000   Minneapolis, Library, GO
                    2.050%, 02/07/08
                    SPA: Dexia Credit Local                     $         80,000
     5,000,000   Owatonna Hospital RB
                    Health Central System
                    2.750%, 02/06/08
                    LOC: Wells Fargo Bank N.A.                         5,000,000
       500,000   University of Minnesota RB
                    Series A
                    2.000%, 02/06/08
                    SPA: Landesbank Hessen Thurigen
                    Girozentrale                                         500,000
                                                                ----------------
                                                                      16,800,000
                                                                ----------------
                 MISSOURI - 0.90%
                 Missouri State HEFA RB
                    The Washington University Project,
       985,000      Series A
                    1.880%, 02/01/08
                    SPA: Morgan Guaranty Trust                           985,000
     1,300,000      Series B
                    1.830%, 02/01/08
                    SPA: Morgan Guaranty Trust                         1,300,000
                                                                ----------------
                                                                       2,285,000
                                                                ----------------
                 NEW HAMPSHIRE - 2.37%
                 New Hampshire HEFA RB
                    Dartmouth College Project,
     4,895,000      Series A
                    1.900%, 02/01/08
                    SPA: JPMorgan Chase Bank                           4,895,000
     1,100,000      Series B
                    1.900%, 02/01/08
                    SPA: JP Morgan Chase Bank                          1,100,000
                                                                ----------------
                                                                       5,995,000
                                                                ----------------
                 NEW JERSEY - 3.33%
     8,425,000   New Jersey Economic Development
                    Authority Construction RB,
                    Series R
                    1.650%, 02/01/08
                    LOC: Bank of Nova Scotia                           8,425,000
                                                                ----------------
                 NEW MEXICO - 2.41%
     5,850,000   Albuquerque Health Research, RB
                    Lovelace Respiratory Research Institute,
                    Series A
                    2.200%, 02/07/08
                    LOC: Well Fargo Bank N.A.                          5,850,000
       255,000   New Mexico State Hospital Equipment
                    Loan Council, Hospital RB,
                    Presbyterian Healthcare Services, Series B
                    2.000%, 02/06/08
                    Insured: FSA
                    SPA: Citibank                                        255,000
                                                                ----------------
                                                                       6,105,000
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ----------------

                 NEW YORK - 13.58%
$      655,000   New York City Housing Development
                    Corp, Multifamily Rent Housing  RB,
                    James Tower Development, Series A
                    1.920%, 02/06/08                            $        655,000
     4,450,000   New York City Municipal Water
                    Finance Authority RB,
                    Second General Resolution-AA-1
                    1.700%, 02/01/08
                    SPA: State Street Bank & Trust
                      and CA State
                    Teachers' Retirement System                        4,450,000
     9,770,000   New York City Transitional Finance
                    Authority RB, Series 3, Sub Series 3B
                    1.790%, 02/01/08
                    SPA: Bank of New York                              9,770,000
                 New York City, GO
    11,775,000      Series I
                    1.700%, 02/01/08
                    LOC: California State Teachers Retirement         11,775,000
                    Sub Series E-5
     2,900,000      1.800%, 02/01/08
                    LOC: JPMorgan Chase Bank                           2,900,000
     1,000,000      1.800%, 02/01/08
                    LOC: JPMorgan Chase Bank                           1,000,000
     1,875,000   New York State Dormitory Authority
                    Court Facilities Lease
                    Series B
                    1.980%, 02/06/08
                    LOC: Bayerische Landesbank                         1,875,000
                 New York State Housing Finance Agency RB,
       790,000      10 Barclay Street, Series A
                    1.990%, 02/06/08                                     790,000
       200,000      Normandie Court I Project
                    1.930%, 02/06/08
                    LOC: Landesbank Hessen Thurigen
                    Girozentrale                                         200,000
       950,000   New York Transitional Finance
                    Authority RB, Series N
                    2.100%, 02/06/08
                    SPA: Lehman Liquidity Company                        950,000
                                                                ----------------
                                                                      34,365,000
                                                                ----------------
                 NORTH CAROLINA - 0.08%
       200,000   North Carolina State, Public
                    Improvement GO,
                    Series F
                    1.900%, 02/06/08
                    SPA: Landesbank Hessen Thurigen
                    Girozentrale                                         200,000
                                                                ----------------
                 PENNSYLVANIA - 1.46%
     3,680,000   Delaware County Industrial
                    Development Authority
                    Resource Recovery Facilities,
                    Series G
                    2.000%, 02/06/08                                   3,680,000
                                                                ----------------
                 TEXAS - 6.86%
     5,200,000   Gulf Coast Waste Disposal
                    Authority PCR, Exxon Project
                    1.890%, 02/01/08                                   5,200,000

                                                                    AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ----------------

                 TEXAS (CONTINUED)
$   12,165,000   Southwest Higher Education
                    Authority RB, Southern
                    Methodist University
                    1.830%, 02/01/08
                    LOC: Landesbank Hessen Thurigen
                    Girozentrale                                $     12,165,000
                                                                ----------------
                                                                      17,365,000
                                                                ----------------
                 UTAH - 7.98%
     8,500,000   Intermountain Power Agency Utah Power
                    Supply RB, Series A
                    2.500%, 02/06/08
                    Insured: FGIC
                    SPA: Citibank                                      8,500,000
    11,690,000   Utah Transportation Authority
                    Sales Tax RB,
                    Sub Series A
                    1.860%, 02/01/08
                    LOC: Fortis Bank SA                               11,690,000
                                                                ----------------
                                                                      20,190,000
                                                                ----------------
                 VIRGINIA - 1.30%
     3,300,000   Peninsula Ports Authority
                    Coal Terminal RB
                    Dominion Terminal Project, Series D
                    1.780%, 02/01/08
                    LOC: U.S. Bank                                     3,300,000
                                                                ----------------
                 WASHINGTON - 1.42%
     2,580,000   Washington State Public Power
                    Supply System RB,
                    Nuclear Project No. 1,
                    Series 1A-1
                    1.950%, 02/06/08
                    LOC: Bank of America                               2,580,000
     1,000,000   Washington State, GO,
                    Series VR 96B
                    1.900%, 02/06/08
                    SPA: Landesbank Hessen Thurigen
                    Girozentrale                                       1,000,000
                                                                ----------------
                                                                       3,580,000
                                                                ----------------
                 WYOMING - 0.26%
       650,000   Sublette County PCR,
                    Exxon Project
                    1.870%, 02/01/08                                     650,000
                                                                ----------------
                 TOTAL MUNICIPAL OBLIGATIONS
                    (Cost $244,700,000)                              244,700,000
                                                                ----------------

    SHARES
--------------

INVESTMENT COMPANIES - 3.22%

     6,042,429    AIM TFIT-Tax-Free Cash Reserve Portfolio             6,042,429
     2,110,106    Blackrock Provident Institutional MuniCash
                    Portfolio                                          2,110,106
         1,314    Dreyfus Tax Exempt Cash Management Fund                  1,314

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------

INVESTMENT COMPANIES (CONTINUED)

         2,806   SEI Tax-Exempt Trust Institutional
                    Tax Free Fund                               $          2,806
                                                                ----------------
                 TOTAL INVESTMENT COMPANIES
                    (Cost $8,156,655)                                  8,156,655
                                                                ----------------
TOTAL INVESTMENTS - 99.95%
   (Cost $252,856,655)*                                              252,856,655
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES - 0.05%                                 117,494
                                                                ----------------
NET ASSETS - 100.00%                                            $    252,974,149
                                                                ================

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

   (a) Variable rate instrument. The rate shown reflects the rate in effect on January 31, 2008. The maturity date shown is the next scheduled demand date.

 AMBAC   American Municipal Bond Assurance Corp.
  FGIC   Financial Guaranty Insurance Co.
   FSA   Financial Security Assurance, Inc.
    GO   General Obligation
  HEFA   Health & Educational Facilities Authority
   LOC   Letter of Credit
   PCR   Pollution Control Revenue
    RB   Revenue Bond
   SPA   Stand by Purchase Agreement
  TFIT   Tax-Free Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO TREASURY MONEY MARKET FUND                             JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   PAR VALUE                                                         VALUE
--------------                                                  ---------------

REPURCHASE AGREEMENTS - 97.56%

$   30,000,000   Barclays Capital, 1.700%, dated 01/31/08,
                    matures 02/01/08, repurchase price
                    $30,001,417 (collaterized by U.S.
                    Treasury instruments, with interest rates
                    from 2.625% to 3.750%, and maturities
                    from 2009 to 2017, total market value
                    $30,600,563)                                $    30,000,000
    50,000,000   Deutsche Bank Securities, 1.750%, dated
                    01/31/08, matures 02/01/08, repurchase
                    price $50,002,431 (collaterized by U.S.
                    Treasury instruments, with interest rates
                    from 4.500% to 8.750%, and maturities
                    from 2008 to 2037, total market value
                    $51,000,073)                                     50,000,000
    45,000,000   JPMorgan Chase, 1.680%, dated 01/31/08,
                    matures 02/01/08, repurchase price
                    $45,002,100 (collaterized by U.S.
                    Treasury instruments, with interest rate
                    of 0.000%, and maturity of 07/03/2008,
                    total market value $45,904,724)                  45,000,000
    30,000,000   Merrill Lynch, 1.600%, dated 01/31/08,
                    matures 02/01/08, repurchase price
                    $30,001,333 (collaterized by U.S.
                    Treasury instruments, with interest rate
                    of 4.750%, and maturiity of 08/15/2017,
                    total market value $30,605,103)                  30,000,000
                                                                ---------------
                 TOTAL REPURCHASE AGREEMENTS                        155,000,000
                    (Cost $155,000,000)                         ---------------

    SHARES
--------------

INVESTMENT COMPANIES - 2.68%

     4,021,709   AIM STIT Treasury Portfolio                          4,021,709
       230,666   BlackRock Liquidity Funds T-Fund Portfolio             230,666
                                                                ---------------
                 TOTAL INVESTMENT COMPANIES                           4,252,375
                    (Cost $4,252,375)                           ---------------
TOTAL INVESTMENTS - 100.24%
   (Cost $159,252,375)*                                             159,252,375
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.24)%                             (382,093)
                                                                ---------------
NET ASSETS - 100.00%                                            $   158,870,282
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

  STIT   Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ---------------

COMMERCIAL PAPER (a) - 70.26%

                 ASSET-BACKED - 61.28%
$   20,000,000   Barton Capital
                    4.350%, 02/28/08 (b)                        $    19,934,750
    75,000,000   Charta LLC
                    4.450%, 02/08/08 (b)                             74,935,104
    25,000,000   CRC Funding
                    4.430%, 02/13/08 (b)                             24,963,083
    27,630,000   CRC Funding
                    4.350%, 02/28/08 (b)                             27,539,857
    50,000,000   CRC Funding
                    4.400%, 02/28/08 (b)                             49,835,000
    10,000,000   Eureka Securitization
                    5.750%, 02/05/08 (b)                              9,993,611
    30,000,000   Eureka Securitization
                    4.500%, 02/19/08 (b)                             29,932,500
    60,000,000   Eureka Securitization
                    4.270%, 02/26/08 (b)                             59,822,083
    23,201,000   Falcon Asset Securitization
                    4.450%, 02/15/08 (b)                             23,160,850
    33,000,000   Fcar Owner Trust
                    3.970%, 07/15/08                                 32,399,538
    40,980,000   Fcar Owner Trust II
                    4.440%, 02/26/08                                 40,853,645
    15,000,000   Fcar Owner Trust II
                    3.430%, 05/15/08                                 14,851,367
    40,000,000   Fountain Square Commercial Funding
                    4.520%, 02/22/08 (b)                             39,894,533
    25,000,000   Fountain Square Commercial Funding
                    4.250%, 04/21/08 (b)                             24,763,889
    18,000,000   Fountain Square Commercial Funding
                    3.200%, 05/02/08 (b)                             17,854,400
    45,000,000   Gemini Securitization
                    4.370%, 02/07/08 (b)                             44,967,225
    30,319,000   Gemini Securitization
                    3.900%, 04/10/08 (b)                             30,092,366
    51,225,000   Jupiter Securitization
                    4.450%, 02/08/08 (b)                             51,180,676
    30,000,000   New Center Asset Trust
                    6.060%, 02/01/08                                 30,000,000
    25,000,000   New Center Asset Trust
                    3.900%, 05/27/08                                 24,685,833
    30,000,000   New Center Asset Trust
                    3.900%, 05/29/08                                 29,616,500
    35,000,000   Old Line Funding
                    4.300%, 02/14/08 (b)                             34,945,653
    20,000,000   Old Line Funding
                    4.320%, 02/15/08 (b)                             19,966,400
    45,000,000   Old Line Funding
                    4.350%, 02/27/08 (b)                             44,858,625
    30,000,000   Park Avenue Receivables
                    4.450%, 02/06/08 (b)                             29,981,458
    40,000,000   Park Avenue Receivables
                    4.320%, 02/11/08 (b)                             39,952,000
    39,673,000   Ranger Funding
                    4.280%, 02/13/08 (b)                             39,616,400
    35,000,000   Ranger Funding
                    4.270%, 02/14/08 (b)                             34,946,032
    30,000,000   Thames Asset Global Securitization
                    4.380%, 02/13/08 (b)                             29,956,200
    75,000,000   Variable Funding
                    4.350%, 02/11/08 (b)                             74,909,375
                                                                ---------------
                                                                  1,050,408,953
                                                                ---------------

                                                                   AMORTIZED
   PAR VALUE                                                          COST
--------------                                                  ---------------

COMMERCIAL PAPER (a) - (CONTINUED)

                 BANKS - 8.98%
$   15,000,000   Bank of Scotland
                    2.930%, 07/22/08                            $    14,790,017
    40,000,000   Societe Generale
                    3.910%, 04/15/08                                 39,678,511
    25,000,000   UBS Finance Delaware
                    3.850%, 06/11/08                                 24,649,757
    75,000,000   Westpac Banking
                    4.460%, 02/28/08 (b)                             74,749,125
                                                                ---------------
                                                                    153,867,410
                                                                ---------------
                 TOTAL COMMERCIAL PAPER
                    (Cost $1,204,276,363)                         1,204,276,363
                                                                ---------------
CERTIFICATES OF DEPOSIT - 4.96%
    25,000,000   Barclays Bank
                    3.970%, 07/14/08                                 25,002,233
    20,000,000   Deutsche Bank (NY)
                    3.130%, 03/07/08 (c)                             20,000,000
    20,000,000   Natixis
                    3.150%, 03/05/08 (c)                             20,000,000
    20,000,000   Natixis
                    3.300%, 08/01/08 (c)                             20,000,000
                                                                ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                    (Cost $85,002,233)                               85,002,233
                                                                ---------------
TIME DEPOSITS - 1.05%
    18,000,000   Suntrust Bank
                    3.313%, 02/01/08                                 18,000,000
                                                                ---------------
                 TOTAL TIME DEPOSITS
                    (Cost $18,000,000)                               18,000,000
                                                                ---------------
INSURANCE FUNDING AGREEMENTS (d) - 7.00%

    30,000,000   Hartford Life Insurance
                    4.731%, 04/01/08
                    Reset Date: 02/01/08                             30,000,000
    55,000,000   ING USA Annuity & Life Insurance
                    4.721%, 05/01/08
                    Reset Date: 02/01/08                             55,000,000
    10,000,000   Metropolitan Life Insurance
                    4.819%, 04/18/08
                    Reset Date: 05/01/08                             10,000,000
    25,000,000   Metropolitan Life Insurance
                    4.991%, 02/22/08
                    Reset Date: 02/01/08                             25,000,000
                                                                ---------------
                 TOTAL INSURANCE FUNDING AGREEMENTS
                    (Cost $120,000,000)                             120,000,000
                                                                ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                  JANUARY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
   PAR VALUE                                                         VALUE
--------------                                                  ---------------

REPURCHASE AGREEMENTS - 9.34%

$   80,000,000   Bank of America Securities, 3.225%, dated
                    01/31/08, maturing 02/01/08, repurchase
                    price $80,007,167 (collateralized by
                    corporate bond securities with interest
                    rates from 3.125% to 10.000% and
                    maturities of 2008 to 2037, total market
                    value $81,600,000)                          $    80,000,000
    80,000,000   Lehman Brothers, 3.225%, dated 01/31/08,
                    maturing 02/01/08, repurchase price
                    $80,007,167 (collateralized by equity
                    securities, total market value
                    $84,008,764)                                     80,000,000
                                                                ---------------
                 TOTAL REPURCHASE AGREEMENTS
                    (Cost $160,000,000)                             160,000,000
                                                                ---------------

    SHARES
--------------

INVESTMENT COMPANIES - 9.59%

    82,078,144   AIM STIT Liquid Assets Portfolio                    82,078,144
    82,251,288   BlackRock Liquidity Funds TempFund Portfolio        82,251,288
                                                                ---------------
                 TOTAL INVESTMENT COMPANIES
                    (Cost $164,329,432)                             164,329,432
                                                                ---------------
TOTAL INVESTMENTS - 102.20%
   (Cost $1,751,608,028)*                                         1,751,608,028
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (2.20)%                          (37,691,227)
                                                                ---------------
NET ASSETS - 100.00%                                            $ 1,713,916,801
                                                                ===============

----------
     * At January 31, 2008, cost is identical for book and Federal income tax purposes.

   (a)   Annualized yield at the time of purchase.

   (b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2008, these securities amounted to $952,751,195 or 55.59% of net assets. These securities have been determined by the Adviser to be liquid securities.

   (c) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2008.

   (d) Variable rate instruments. The rates shown reflect the rates in effect on January 31, 2008. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At January 31, 2008, these securities amounted to $120,000,000 or 7.00% of net assets.

  (NY)   New York
  STIT   Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ASTON FUNDS
-----------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                    JANUARY 31, 2008

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur. For the money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aston Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Kenneth C. Anderson
                         -------------------------------------------------------
                         Kenneth C. Anderson, President
                         (principal executive officer)

Date      March 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Kenneth C. Anderson
                         -------------------------------------------------------
                         Kenneth C. Anderson, President
                         (principal executive officer)

Date       March 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gerald F. Dillenburg
                         -------------------------------------------------------
                         Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer
                         (principal financial officer)

Date      March 25, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.